    As filed with the Securities and Exchange Commission on April 23, 2009
                                                             File No. 333-12989
                                                                      811-07835
================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.                     [_]

                      Post-Effective Amendment No. 19                  [X]

                                  and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 19                          [X]
                       (Check appropriate box or boxes.)

                               -----------------

           Phoenix Life and Annuity Variable Universal Life Account
                          (Exact Name of Registrant)

                               -----------------

                       Phoenix Life and Annuity Company
                              (Name of Depositor)

                               -----------------


              One American Row, Hartford, Connecticut 06102-5056

        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 447-4312
              (Depositor's Telephone Number, including Area Code)

                               -----------------

                             John R. Flores, Esq.
                        Phoenix Life Insurance Company
                               One American Row

                            Hartford, CT 06102-5056

                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

================================================================================

                                    PART A

                   VERSION A IS NOT AFFECTED BY THIS FILING

                                                                      Version B
                                Corporate Edge

           Phoenix Life and Annuity Variable Universal Life Account

                  Issued by: Phoenix Life and Annuity Company


 PROSPECTUS                                                       May 1, 2009


Corporate Edge is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the investment options of the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account"). The investment options purchase shares of the following funds:


 AIM Variable Insurance Funds - Series  .  Phoenix Mid-Cap Growth Series
 I Shares                               .  Phoenix Money Market Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Core Equity Fund /1/          Series
 .  AIM V.I. Mid Cap Core Equity Fund   .  Phoenix Multi-Sector Short Term
    /1/                                    Bond Series
 The Alger American Fund - Class O      .  Phoenix Strategic Allocation Series
 Shares                                 .  Phoenix-Aberdeen International
 .  Alger American Capital                 Series
    Appreciation Portfolio /1/          .  Phoenix Small-Cap Growth Series /4/
 DWS Investments VIT Funds /7/ -        .  Phoenix-Duff & Phelps Real Estate
 Class A                                   Securities Series
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Aggressive Growth /2/
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Growth /2/
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate /2/
    - Primary Shares                    .  Phoenix Dynamic Asset Allocation
 Fidelity(R) Variable Insurance            Series: Moderate Growth /2/
 Products - Service Class               .  Phoenix Mid-Cap Value Series /9/
 .  Fidelity VIP Contrafund(R)          .  Phoenix Small-Cap Value Series /10/
    Portfolio                           .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series
 .  Fidelity VIP Growth Portfolio       PIMCO Variable Insurance Trust -
 .  Fidelity VIP Investment Grade Bond  Advisor Class
    Portfolio                           .  PIMCO CommodityRealReturn/TM/
 Franklin Templeton Variable Insurance     Strategy Portfolio
 Products Trust - Class 2               .  PIMCO Real Return Portfolio
 .  Franklin Income Securities Fund     .  PIMCO Total Return Portfolio
 .  Mutual Shares Securities Fund       The Rydex Variable Trust
 .  Templeton Developing Markets        .  Rydex Variable Trust Inverse
    Securities Fund                        Government Long Bond Strategy Fund
 .  Templeton Foreign Securities Fund      /1/
 .  Templeton Growth Securities Fund    .  Rydex Variable Trust Nova Fund /1/
 Lazard Retirement Series               .  Rydex Variable Trust All-Cap
 .  Lazard Retirement U.S. Small-Mid       Opportunity Fund /1/
    Cap Equity Portfolio /1,/ /3/       Sentinel Variable Products Trust
 Lord Abbett Series Fund, Inc. - Class  .  Sentinel VPT Balanced Fund
 VC                                     .  Sentinel VPT Bond Fund
 .  Lord Abbett Bond-Debenture          .  Sentinel VPT Common Stock Fund
    Portfolio                           .  Sentinel VPT Mid Cap Growth Fund
 .  Lord Abbett Growth and Income       .  Sentinel VPT Small Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 .  Lord Abbett Mid-Cap Value Portfolio Pinnacle Series
 Neuberger Berman Advisers Management   .  Summit S&P MidCap 400 Index
 Trust - Class S                           Portfolio
 .  Neuberger Berman AMT Small Cap      The Universal Institutional Funds,
    Growth Portfolio /8/                Inc. - Class II Shares
 .  Neuberger Berman AMT Guardian       .  Van Kampen UIF Equity and Income
    Portfolio                              Portfolio
 Oppenheimer Variable Account Funds -   Wanger Advisors Trust
 Service Shares                         .  Wanger International Select
 .  Oppenheimer Capital Appreciation    .  Wanger International /5/
    Fund/VA                             .  Wanger Select
 .  Oppenheimer Global Securities       .  Wanger USA /6/
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA
 The Phoenix Edge Series Fund
 .  Phoenix Capital Growth Series
 .  Phoenix Growth and Income Series


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on March 24, 2008-Will reopen to all investors on June 22, 2009. /3/Formerly known
 asLazard Retirement Small Cap Portfolio. /4/Formerly known as Phopenix-Alger
  Small-Cap Growth Series. /5/Formerly known as Wanger International Select. /6/Formerly known as Wanger U.S. Smaller Companies. /7/Formerly known as DWS
   Scudder Investments VIT Funds. /8/Formerly known as Neuberger Berman AMT Fasciano Portfolio. /9/Known as Phoenix-Sanford Bernstein Mid-Cap Value Series
 prior to May 4, 2009. /10/Known as Phoenix-Sanford Bernstein Small-Cap Value
    Series prior to May 4, 2009. See Appendix A for additional information.

Replacing any existing policy with this policy may not be to your advantage. You should carefully compare this policy with your existing one and you must also determine if the replacement will result in any tax liability.


The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference. If you have any questions, please contact us at:





 [GRAPHIC]                                [GRAPHIC]
           Phoenix Variable Products                 Variable and Universal Life
           Mail Operations ("VPMO") or               Administration ("VULA")
           P.O. Box 8027                             (800) 417-4769
           Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                              Page
----------------------------------------------------   --

Benefit/Risk Summary................................    3
 Policy Benefit.....................................    3
 Policy Risks.......................................    3
Fee Tables..........................................    4
 Transaction Fees...................................    4
 Periodic Charges Other than Fund Operating Expense.    5
 Minimum and Maximum Fund Operating Expenses........    6
Phoenix Life and Annuity Company....................    7
The Separate Account................................    7
 Valuation Date.....................................    7
 Performance History................................    8
Voting Rights.......................................    8
The Variable Investment Options.....................    8
 Administrative, Marketing and Support Service Fees.    9
The Guaranteed Interest Account.....................    9
Charges and Deductions..............................    9
 General............................................    9
 Charges Deducted from Premium Payments.............    9
 Periodic Charges...................................   10
 Conditional Charges................................   11
 Other Charge.......................................   11
The Policy..........................................   11
 Contract Rights....................................   11
 Contract Limitations...............................   11
 Purchasing a Policy................................   11
General.............................................   14
 Postponement of Payments...........................   14
 Optional Insurance Benefits (Riders)...............   14
 Surrenders.........................................   15
 Death Benefit......................................   15
Payment of Proceeds.................................   15
 Surrender and Death Benefit Proceeds...............   15


Heading                                             Page

 Payment Amount....................................   15
 Payment Options...................................   16
Transfer of Policy Value...........................   16
 Internet and Telephone Transfers..................   16
 Transfer Restrictions.............................   16
Market Timing and Other Disruptive Trading.........   17
Systematic Transfer Programs.......................   18
 Asset Rebalancing Program.........................   18
 Dollar Cost Averaging Program.....................   18
Policy Loans.......................................   18
Lapse and Reinstatement............................   19
Federal Income Tax Considerations..................   19
 Introduction......................................   19
 Income Tax Status.................................   20
 Policy Benefits...................................   20
 Business-Owned Policies...........................   21
 Modified Endowment Contracts......................   21
 Limitations on Unreasonable Mortality and Expense
   Charges.........................................   22
 Qualified Plans...................................   22
 Diversification Standards.........................   22
 Owner Control.....................................   22
 Change of Ownership or Insured or Assignment......   23
 Other Taxes.......................................   23
 Withholding.......................................   23
The Phoenix Companies, Inc. -
  Legal Proceedings about Company Subsidiaries.....   23
Financial Statements...............................   24
Distribution.......................................   24
Appendix A - Investment Options....................  A-1

Benefit/Risk Summary
--------------------------------------------------------------------------------


This prospectus contains information about all material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.


Policy Benefits

Death Benefits
Corporate Edge is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

.. Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

.. Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

..  Death Benefit Option 3 will be the greater of (a), (b), or (c), where:
   (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.


You should consult your registered representative to discuss how much premium you should allocate to the policy. The amount of premium you should allocate to the policy can differ depending on what your financial protection needs are. If you are buying the policy purely for death benefit protection, you should carefully consider the advantages and disadvantages of choosing to allocate more premium than needed to keep the policy in force under Death Benefit Option A.


Loans and Partial Surrenders
.. Generally, you may take loans against 90% of your policy's value less any outstanding debt.

.. You may partially surrender any part of the policy at any time. We reserve the right to deduct a partial surrender fee.

..  You may fully surrender this policy at any time for its cash surrender value.


Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them. Loans and partial surrenders may have federal income tax ramifications. See "Federal Income Taxes."


Investment Choices
You may select from a wide variety of investment options and two Guaranteed Interest Accounts. Each investment option invests directly in a professionally managed fund. You may transfer policy value among any of the investment options and the Guaranteed Interest Accounts while continuing to defer current income taxes.

Strategic Transfer Programs
You may also elect a strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the company. For more information on the programs, refer to the section on "Strategic Transfer Programs."

Flexible Premiums
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

Underwriting Options
We offer three types of underwriting:

..  Full Underwriting; or

..  Simplified Issue Underwriting; or

..  Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

Optional Insurance Benefits
The following benefits may be available to you by rider:

..  Flexible Term Insurance

..  Cash Surrender Value Enhancement Benefit

..  Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

Policy Risks

Suitability Risk
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

Replacements
Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you.

Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.

Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.

Tax Effects
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

Risk of Lapse
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Investment Risk
A comprehensive discussion of the risks of each fund purchased by an investment option of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.

Transfer Risk
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

Face Amount Increase Risk
Face amount increases will increase the potential surrender charges under the policy.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.
Fee Tables
--------------------------------------------------------------------------------

                               Transaction Fees

         Charge                  When Deducted
--------------------------------------------------------
Sales Charge              Upon premium payment.

--------------------------------------------------------
State Premium Tax Charge  Upon premium payment.

--------------------------------------------------------
Deferred Acquisition Tax  Upon premium payment.
Charge
--------------------------------------------------------
Surrender Charge          Not applicable.
--------------------------------------------------------
Partial Surrender Charge  Upon partial surrender or a
                          reduction in the policy face
                          amount.
--------------------------------------------------------
Transfer Charge           Upon transfer.


--------------------------------------------------------

         Charge                                    Maximum Amount Deducted
----------------------------------------------------------------------------------------------------
Sales Charge              The maximum we will ever charge is 9.00% of each premium
                          payment./1/
----------------------------------------------------------------------------------------------------
State Premium Tax Charge  We charge a maximum of 3.50% of each premium payment, depending on the applicable rate for your state./ 2/
----------------------------------------------------------------------------------------------------
Deferred Acquisition Tax  1.50% of each premium payment.
Charge
----------------------------------------------------------------------------------------------------
Surrender Charge          We do not charge you if you surrender your policy for its cash value.
----------------------------------------------------------------------------------------------------
Partial Surrender Charge  We currently do not charge for partial surrenders, but we reserve the right to deduct up to 2.00% of the partial surrender amount up to a maximum of $25.
----------------------------------------------------------------------------------------------------
Transfer Charge           We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
----------------------------------------------------------------------------------------------------

/1/ In policy years one through seven, we currently deduct 7.0% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 3% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
/2/ Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

              Periodic Charges Other than Fund Operating Expenses

      Charge                When Deducted                                  Maximum Amount Deducted
----------------------------------------------------------------------------------------------------------------------------
Cost of Insurance/1/ On policy date and monthly    This charge is based on the "net amount at risk." The "net amount at
                     on policy processing day.     risk" is the current death benefit minus the policy value.
 Minimum & Maximum                                 $0.02 - $83.33 per $1,000 of net amount at risk per month.
 Example for a male
 age 47 in the
 preferred
 underwriting class
 for a fully
 underwritten
 policy.                                           $0.0463 per $1,000 of net amount at risk per month.
----------------------------------------------------------------------------------------------------------------------------
Administrative       On policy date and monthly    We charge up to a maximum of $10 per month/2/.
Charge               on policy processing day.
----------------------------------------------------------------------------------------------------------------------------
Mortality and        On policy date and monthly    The maximum we charge is 0.075% (0.90% on an annual basis) of the
Expense Risk         on policy processing day.     policy value in the investment options of the Separate Account on the
Charge/3/                                          monthly processing day.
----------------------------------------------------------------------------------------------------------------------------
Loan Interest        Interest accrues daily and    The maximum net cost to the policy is 2.75% of the loan balance.
Charged/4/           is due on each policy
                     anniversary. If not paid on
                     that date, we will treat the
                     accrued interest as another
                     loan against the policy.
----------------------------------------------------------------------------------------------------------------------------
Other Tax Charges    When we become liable for     We currently do not charge for taxes, however we reserve the right to
                     taxes.                        impose a charge should we become liable for taxes in the future.
                                                   Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of investment option values.
----------------------------------------------------------------------------------------------------------------------------
                                                Optional Insurance Features
----------------------------------------------------------------------------------------------------------------------------
Flexible Term        On Rider Policy Date, and     This charge is based on the net amount at risk attributable to the rider
Rider/1/             monthly on each Monthly       face amount.
                     Calculation Day.
 Minimum & Maximum                                 $0.02 - $83.33 per $1,000 of net amount at risk per month.
 Example for a male
 age 48 in the
 preferred
 underwriting class
 for a fully
 underwritten
 policy.                                           $0.0497 per $1,000 of net amount at risk per month.
----------------------------------------------------------------------------------------------------------------------------
Cash Surrender       We do not charge for          We describe this Rider later under "Optional Insurance Benefits."
Value Enhancement    this Rider. Additional
Benefit Rider        restrictions apply.
----------------------------------------------------------------------------------------------------------------------------
Exchange of Insured  We do not charge for this     We describe this Rider later under "Optional Insurance Benefits."
Rider                Rider.
----------------------------------------------------------------------------------------------------------------------------

/1/ These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
/2/ We currently charge $5.00 per month for all policies.
/3/ We currently deduct a charge of 0.04% of policy value allocated to the investment options each month during the first ten policy years (equal to 0.50% annually), and 0.02% of the value allocated to the investment options each month beginning in the 11/th/ policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
/4/ We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2008, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.


                     Total Annual Fund Operating Expenses


                                                   Minimum Maximum
              Gross Annual Fund Operating Expense   0.33%   4.12%
              Net Annual Fund Operating Expenses    0.33%   4.12%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through May 1, 2010. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Phoenix Life and Annuity Company
--------------------------------------------------------------------------------


In this prospectus, the "Company," "we," "us," and "our" refers to Phoenix Life and Annuity Company ("PLAC"). PLAC is a Connecticut stock life insurance company and is an indirect, wholly owned subsidiary of The Phoenix Companies. Inc. ("PNX"), a Delaware corporation. PLAC was incorporated November 2, 1981. PLAC sells life insurance policies and annuity contracts through affiliated distribution companies and through brokers. PLAC's executive and administrative office is at One American Row, Hartford, CT 06103-2899.

Obligations under the contracts are obligations of PLAC. You may make contributions to the Guaranteed Interest Account or "GIA" which is supported by the assets in our general account. Such contributions are not invested in the Separate Account. The GIA is part of the general account of PLAC (the "General Account"). The General Account supports all insurance and annuity obligations of PLAC and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the "Guaranteed Interest Account" section below.

Policy Guarantees
Any guarantee under the policy, such as interest credited to the GIA or any guarantees provided by a rider to your variable life policy are paid from our general account. Therefore, any amounts that we may pay under the policy as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the policy obligations of their general account to policy owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our general account portfolio of investments, may be found on our website located under "About Us"/"Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our website, www.phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling VULA.


The Separate Account
--------------------------------------------------------------------------------


We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, or those of Phoenix Life and Annuity Company.

The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate account but you assume all of the investment risk for the policy value that you contribute and allocate to the Separate Account. Under Connecticut law, these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the policies are obligations of PLAC.

The Separate Account is divided into investment options, each of which is available for allocation of policy value. We determine the value of each investment option's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each investment option will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.

We do not guarantee the investment performance of the Separate Account or of any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying mutual funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

Valuation Date
A valuation date is every day the New York Stock Exchange is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Performance History
We may choose to include performance history of the investment options or the underlying portfolios in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option.


Voting Rights
--------------------------------------------------------------------------------

We legally own all fund shares held by the investment options. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.

We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)the election or removal of the fund's Trustees;

2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.

The Variable Investment Options
--------------------------------------------------------------------------------

You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The Investment Options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees
The Company and the principal underwriter for the policy have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The Phoenix Edge Series Fund pays a flat fee to Phoenix Life Insurance Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant policies. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses and is not paid directly from the assets of your variable insurance policy.

These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.


The Guaranteed Interest Account
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:

                   .First Year:     25% of the total value
                   .Second Year:    33% of remaining value
                   .Third Year:     50% of remaining value
                   .Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Charges and Deductions
--------------------------------------------------------------------------------

General
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

Charges Deducted from Premium Payments

Sales Charge
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

Tax
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

Deferred Acquisition Cost Tax Charge
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our federal income tax liability relating to our receipt of premium.

Periodic Charges

Monthly Charges
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.

.. Administrative Charge. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

  We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

.. Cost of Insurance. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

  We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the Insured's last birthday.

  We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

  The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

.. Mortality and Expense Risk Charge. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

  We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

  We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

.. If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

  Your policy will pay a mortality and expense risk charge equal to a percentage of the investment option value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

  We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

.. Cost of Optional Insurance Features (Riders). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

  The Corporate Edge policy has two riders available at no additional charge:

  .  Cash Surrender Value Enhancement Benefit

  .  Exchange of Insured

We charge for providing benefits under the following rider:

  . Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

..  Loan Interest Charged. We charge your policy for outstanding loans at the rates illustrated in the tables below
 until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65/th/ birthday is 2.25%.

  As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

                                            Rate We Credit the
                                            Loaned Portion of the
                         Loan Interest Rate Guaranteed Interest
                              Charged            Account
                  Policy Current Guaranteed Current   Guaranteed
                  Years   Rates   Maximum    Rates     Maximum
                  1-10    2.75%     4.75%      2%         4%
                  11-16   2.50%     4.50%      2%         4%
                   16+    2.25%     4.25%      2%         4%

Conditional Charges
We impose some other charges only if certain events occur:

.. Partial Surrender Charge. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

.. Transfer Charge. Currently we do not charge for transfers between investment options, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.

Other Charges
.. Other Tax Charges. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

.. Fund Charges. As compensation for investment management services to the funds, the advisors to the funds are entitled to fees, based on an annual percentage of the average aggregate daily net asset values of each series. These fund charges and other expenses are described more fully in the respective fund prospectuses.

The Policy
--------------------------------------------------------------------------------

Contract Rights

Owner
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your," in this prospectus, we are referring to the owner.

Insured
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

..  85 for policies with full Underwriting;

..  70 for policies with Simplified Issue Underwriting; and

..  64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our VPMO. Generally, the change will take effect as of the date your request is signed. If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

Contract Limitations

Assignment
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

Purchasing a Policy

Underwriting Procedures
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

..  Full Underwriting;

..  Simplified Issue Underwriting; and

..  Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

Eligible Purchasers

You may purchase a policy on the life of any person provided you have an insurable interest as defined under applicable state laws, in the life to be insured. You may also need to have the consent of the person to be insured and may, depending on state or federal law, need to provide specified information to the proposed insured prior to issuance of the policy.


Policy Availability
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

Minimum Death Benefit
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1)The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2)The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

Minimum Issue Premium
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

Premium Payments
Corporate Edge is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more investment options of the Separate Account or the Guaranteed Interest Account. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.


We will generally allocate the issue premium, less applicable charges, according to your instructions on the valuation date we approve you for coverage assuming we have received your completed application in good order.


We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to VPMO.


The policy will have a total premium limit determined by the Internal Revenue Code definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions regarding the excess premium. The premium limit under the Internal Revenue Code may be increased if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations. At all times, we may adjust the death benefit or refund excess premiums in order to ensure that the policy meets the requirements of the Internal Revenue Code.

We may delay the application of a subsequent premium payment if applying it would cause the policy to become a MEC. Generally, we will apply the portion of the subsequent premium payment that will not cause the policy to become a MEC and we will refund the balance to you. However, if we receive a subsequent premium payment that will cause the policy to become a MEC within 20 days prior to the policy anniversary date, we will hold the portion of the subsequent premium payment that would cause MEC status. We will apply the remaining portion on the policy anniversary date when it can be applied without creating a MEC. If it is your intention to create a MEC or if you would like the portion of the premium payment that will create a MEC returned to you, you must notify us in writing within thirty days of the policy anniversary date. If you intend to create a MEC, you will be required to sign a form acknowledging that you understand the tax consequences of MEC status.

For policies in which a material change impacting the 7-pay limit or 7-pay period occurred, if the material change caused the start of the 7-pay year to no longer coincide with the policy anniversary, the procedure described above for holding payments may not apply. Generally speaking, the 7-pay limit and 7-pay period are measures of the amount of premium that can be paid into a life insurance contract without causing the contract to become a MEC under federal tax law. For additional information about the 7-pay test, see the "Modified Endowments Contracts" section of this prospectus.

Minimum Face Amount
The minimum initial face amount required to purchase this policy is $25,000. After the first policy year, you may request an increase or decrease in the face amount of your policy. These requested increases and decreases are subject to certain requirements and limitations. See "General," "Increase in Face Amount," and "Requests for Decrease in Face Amount" for more information.

Policy Refund

Your Right to Cancel
State law provides a policy owner with a right to return and cancel the policy for a limited period, generally 10 days, following receipt of the policy. Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it.

The amount of premium refund you will receive depends on the law of the policy's issue state. Depending on the law of the issue state, the refund will equal either:

  .  the policy's value on the date of cancellation; or

  . the greater of (a) premium paid less certain amounts deducted from the policy or (b) policy value less any applicable surrender charges.

For states that require the refund of policy value, we will return the sum of the following as of the date we receive the returned policy:

  .  the current policy value less any debt; plus

  .  any monthly deductions and other charges made under the policy.

For policies issued in states that require the full premium, less any amount surrendered or withdrawn to be refunded upon cancellation during the right to cancel period ("return of premium states"), and policies issued in certain states pursuant to applications which indicate that the policy is intended to replace existing insurance, if the policy has been issued with the Temporary Money Market Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market investment option of the Separate Account. At the expiration of the right to cancel period, the policy value of the money market investment option is allocated among the investment options of the Separate Account and to the Guaranteed Interest Accounts in accordance with your premium allocation instructions in effect.

The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

Suicide
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

Incontestability
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time. However, if the policy is reinstated or if there is any increase in face amount then the death benefit payable under the reinstated policy or the face amount increase may be limited if any insured commits suicide within certain time periods specified by state law, generally two years from the date that the policy was reinstated or a face amount increase was made.

Additionally, we may contest a policy for certain misstatements made in any application for reinstatement or for any face amount increase within the two year period following the reinstatement or face amount increase. If we contest the policy on this basis, we will only pay the sum of all monthly deductions taken under the policy for the contested face amount and any premium we required for the contested face amount, whichever is greater.

Also, if any insured's age or gender was misstated in the application for reinstatement or face amount increase, we will adjust the amount of any death benefit as described in the policy. Upon adjustment, the death benefit will be the amount provided by the most recent monthly insurance charges using correct age and gender for the particular insured.

Misstatement of Age or Sex in the Application
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

Surplus
This policy is nonparticipating and does not pay dividends.

Reduction in Charges
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

..  the number of insureds,

..  total premiums expected to be paid,

..  total assets under management for the policyowner,

..  the nature of the relationship among individual insureds,

..  the purpose for which the policies are being purchased,

.. where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

.. internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

.. other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

General
--------------------------------------------------------------------------------

Postponement of Payments
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

.. we may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account;

.. we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or


  . when the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the policy value; or

  . When a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in this section exist.


Transfers also may be postponed under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Optional Insurance Benefits (Riders)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

.. Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

.. Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.


Exercise of the Exchange of Insured Rider is a taxable event. For federal income tax purposes, when there is a change of insureds, it is treated as if the original policy was surrendered and a new policy acquired. Any gain in the policy at the time of the change of insureds is taxable to the policyholder at that time.


.. Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

Partial Surrender and Decreases in Face Amount: Effect on Death Benefit
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

Increases in Face Amount
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

Please see the Statement of Additional Information for information regarding possible implications of a material change in the policy resulting from a face amount increase.

Surrenders
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.


For your protection, we require a signature guarantee for surrenders, partial surrenders, or loans over $100,000.


Partial Surrenders
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.



Death Benefit
You choose your Death Benefit Option when you apply for your policy. If you do not choose an option, Death Benefit Option 1 will apply. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount will be decreased by the Policy Value, and if you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount will be increased by the Policy Value.

                                   Value we apply to payment option
    Death Benefit Option 1  The greater of (a) or (b) where:
                            (a)is the policy's face amount; and
                            (b)is the minimum death benefit in effect on
                               the date of death.

    Death Benefit Option 2  The greater of (a) or (b), where:
                            (a)is equal to the policy's face amount on the
                               date of death plus the policy value; and
                            (b)is the minimum death benefit in effect on
                               the date of death.

    Death Benefit Option 3  The greater of (a), (b), or (c), where:
                            (a)is equal to the policy's face amount as of
                               the date of death plus the sum of all
                               premiums minus withdrawals,
                            (b)is equal to the policy's face amount on the
                               date of death; and
                            (c)is the minimum death benefit in effect on
                               the date of death.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Payment of Proceeds
--------------------------------------------------------------------------------

Surrender and Death Benefit Proceeds
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

Payment Amount
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

Payment Options
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

Payment Option 1--Lump Sum
We pay all proceeds as one sum.

Payment Option 2--Left to Earn Interest
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

Payment Option 3--Payment for a Specific Period
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

Payment Option 4--Life Annuity with Specified Period Certain
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

..  10 years; or

..  20 years; or

..  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

Payment Option 5--Life Annuity
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

Payment Option 6--Payments of a Specified Amount
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

Payment Option 7--Joint Survivorship Annuity with 10-year Period Certain
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

Transfer of Policy Value
--------------------------------------------------------------------------------


Internet and Telephone Transfers
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet or telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) The Company may discontinue any of these options and may provide other options at any time.


We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit. For more information, see "Disruptive Trading and Market Timing."


You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions which are stored digitally. You will receive written confirmation of all transfers. PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.


We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions
We do not permit transfers of less than $500 unless either:

..  the entire balance in the investment option or the Guaranteed Interest
   Account is being transferred; or

..  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any investment option if the value of your investment in that investment option immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of an investment option or the Guaranteed Interest Account be transferred if the value of your investment in that investment option immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at any time.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------

We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet or fax transfer privileges),


.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. implement and administer redemption fees imposed by one or more of the underlying funds), or


..  impose other limitations or restrictions.

Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis.

Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.


We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.


We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Systematic Transfer Programs
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.


We base transfers under a Systematic Transfer Program on the investment option values next determined following our receipt of your transfer request in good order. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.


Asset Rebalancing Program

Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. We do not permit transfers to or from the Guaranteed Interest Account.


You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

Dollar Cost Averaging Program
Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a "source account") and periodically we will make transfers from the source account you designate to one or several of the available investment options ("target investment options"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

 .  $25 monthly                         .  $150 semiannually
 .  $75 quarterly                       .  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.


All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.


Policy Loans
--------------------------------------------------------------------------------

You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen investment options or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65/th/ birthday, compounded daily and payable in arrears:

                                            Rate We Credit the
                                            Loaned Portion of the
                         Loan Interest Rate Guaranteed Interest
                              Charged            Account
                  Policy Current Guaranteed Current   Guaranteed
                  Years   Rates   Maximum    Rates     Maximum
                  1-10    2.75%     4.75%      2%         4%
                  11-16   2.50%     4.50%      2%         4%
                   16+    2.25%     4.25%      2%         4%

The loan interest rate in effect after the policy anniversary nearest the insured's 65/th/ birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your investment options and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the

Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


For your protection, we require a signature guarantee for surrenders, partial surrenders, or loans over $100,000.


Lapse and Reinstatement
--------------------------------------------------------------------------------

Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.


If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction, plus any amount overdue, to prevent the policy from lapse.


If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur. If your policy lapses, it may not be reinstated.

The policy will remain in force during the grace period however, we will not permit any investment option transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


Federal Income Tax Considerations
--------------------------------------------------------------------------------

Introduction
The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws.

Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract or policy either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of life insurance contracts or policies; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this policy. We reserve the right to make changes to the policy or policy to assure that at all times, it qualifies as a life insurance policy for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

Policyholders (also referred to as Contract Owners) should consult their own independent tax and/or legal advisors for advice and information relating to their particular tax situation.

Note on Terminology: The Internal Revenue Code uses the term "Life Insurance Contract", rather than the term "Life Insurance Policy." However, the Code also uses the term "policyholder", in describing the owner of a Life Insurance Contract. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.

Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance policies or contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits

Tax Treatment as Life Insurance
In order to be treated as life insurance for federal income tax purposes, specified requirements must be met. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include the federal definition of life insurance, rules for diversification of the policy's investments (described below) and the necessity that the contract be life insurance under applicable law.

With respect to applicable law, this is generally understood to refer to state or foreign law. This contract has been filed as a life insurance policy or contract under applicable state laws.

There are two definitional tests for life insurance in section 7702 of the
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is based on contract design and is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this contract permits the policyholder to select the applicable test, this selection must be made at issue and cannot be changed. In some cases, only one test is available.

Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value.

Compliance with the test is based on the contract design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.

Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the contract in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.

Death Benefit Proceeds
The death benefit proceeds payable under this contract should be excludable from the gross income of the beneficiary under Code section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see "Business and Corporate-Owned Policies"). Also, a policyholder should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, withdrawal or loan.

As described above, Code section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums paid in order to maintain compliance with such conditions. If the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyholder within 60 days after the end of the policy year, in order to maintain the qualification of the contract as life insurance for federal income tax purposes.

Full Surrender
Upon full surrender of a contract for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a contract that is a modified endowment contract (see below) may result in the imposition of an additional 10% tax on any income received. If the contract is subject to a loan at time of surrender, the outstanding loan amount is included in the computation of the amount received at the time of surrender. Thus, in the event of a surrender of a contract that is subject to a loan, the loan amount may result in ordinary income at the time of surrender.

A contract that lapses is treated as a full surrender for federal income tax purposes.

Withdrawal
If the contract is not a modified endowment contract, withdrawals are generally not taxable as long as the amount withdrawn does not exceed the total of the premiums paid. If the contract is classified as a modified endowment contract, withdrawals and other distributions are fully taxable to the extent of income in the policy. (See below.) There are situations, however, in which a withdrawal from any contract (regardless of modified endowment contract status) can result in current taxation. A withdrawal, accompanied by a reduction in death benefits can result in current taxation under Code section 7702(f)(7), if the reduction in death benefits occurs during the first 15 years after a contract is issued. After 15 years, the withdrawal proceeds resulting from a reduction in death benefits will generally not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. Policyholders should consult with tax advisors in advance of a proposed decrease in death benefits or a withdrawal as to the portion, if any, which would be subject to tax, and in addition as to the impact such withdrawal might have under the rules affecting modified endowment contracts.

Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force. If there is a full surrender or lapse, an outstanding loan becomes part of the amount received upon surrender or lapse.

The deductibility by a policyholder of loan interest under a policy is limited under Code section 264. In most cases, there is no interest deduction permitted.

Business and Corporate-Owned Contracts
If the contract is owned by an entity engaged in a trade or business, there are Code provisions that impact the tax treatment of premiums, policy loan interest, contract earnings and death benefits. No deduction is permitted for premiums paid if the policyholder is a beneficiary under the contract. With limited exceptions, no deduction is allowed for interest paid or accrued on any loan. An interest deduction disallowance rule on interest relating to a different investment paid or incurred by the policyholder of a life insurance contract may also apply in the case of a contract insuring the life of an individual who is not an owner of the contract, or an officer, director, or employee of the policyholder's business.

Death benefits may be subject to income tax unless (1) specified provisions relating to written notice to the insureds and written consent from the insureds are satisfied, and (2) criteria are satisfied concerning the relationship between the insured and policyholder or the insured and the death benefits. The policyholder is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. The policyholder must also comply with required annual reporting and recordkeeping requirements as set forth by the Internal Revenue Service. In addition, for certain corporate policyholders, the death benefits and contract earnings may be subject to tax under the corporate alternative minimum tax.

Modified Endowment Contracts

General
The premiums paid into a life insurance contract are tested under the "7-pay test" of Code section 7702A to determine if the contract will be classified as a modified endowment contract ("MEC"). This statutory test is mandated by the Code. Under this test, there is a premium limit that applies for the first 7 years of the contract and for 7 years after a material change to the contract.

If the contract is classified as a MEC, there is no change to the contractual terms of the policy; however, the tax treatment of loans, distributions and decreases is changed. For a MEC, loans and other distributions are taxed to the extent of gain (the excess of cash value over premiums paid).

There are situations in which a MEC may be intended by the policyholder. In these cases, the policyholder will be asked to sign an acknowledgement of intended MEC status either at issue or when the contract becomes classified as a MEC.

We will monitor premium payments to determine if the premium paid will exceed the MEC limit in effect at the time of the premium payment. Unless the contract is already a MEC and the policyholder has consented to MEC status, if a payment does exceed the limit and applying it to the contract would MEC status, we will remove the excess premium to reverse MEC status and offer the policyholder the opportunity to have the excess amounts reapplied. Premiums paid which are removed from the contract, with interest within 60 days after the end of the contract year are not treated as premiums paid and will not cause MEC status. If the policyholder chooses to have the premiums reapplied during the same contractyear and the contract becomes a MEC, the MEC status cannot be reversed. A life insurance contract received in exchange for a MEC will be treated as a MEC.

Reduction in Benefits During the First Seven Years
If during the first seven contract years there is a reduction in death benefits or reduction or elimination of certain other riders, the MEC test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the contract and each premium actually paid is tested against the recalculated limit. For a contract with two insureds in which the death benefit is payable upon the death of the last insured, a reduction in death benefits at any time during the life of the contract will cause a retroactive recalculation of the MEC test back to issue and actual premiums paid will be tested against the recalculated limit. A contract that becomes a MEC due to a reduction in benefits and a recalculation cannot have MEC status reversed.

Distributions Affected
If a contract fails the MEC test, it is considered a MEC only as to distributions in the year in which the test is failed and all subsequent contract years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure) are considered distributions under a MEC and are taxable in the year the contract becomes a MEC.

Penalty Tax
Any amounts taxable from a MEC will be subject to an additional 10% excise tax, except for distributions that are:

..  made on or after the taxpayer attains age 59 1/2

.. attributable to the taxpayer's disability (within the meaning of Code section 72(m)(7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules
Any determination of whether the contract meets satisfied the MEC test will begin again any time the contract undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven contract years or to the crediting of interest or dividends with respect to these premiums.

A material change may occur at any time during the life of the contract (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the contract satisfied the MEC test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of MECs
All MECs issued by the same insurer (or affiliated companies of the insurer) to the same policyholder within the same calendar year will be treated as one MEC in determining the taxable portion of any loans or distributions made to the policyholder.

Limitations on Mortality and Expense Charges
The Code imposes limitations on mortality and expense charges in the computation of the definition of life insurance tests and in the MEC test. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the contract, unless U.S. Treasury regulations prescribe a different limitation. In addition, the expense charges taken into account under the Guideline Premium Test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the requirements in calculating all of the applicable tax limitations.

Qualified Plans
A contract may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the contract in conjunction with a qualified plan until you have consulted a pension, tax or legal advisor.

Diversification Standards
Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

We intend to comply with the Diversification Regulations to assure that the contracts qualify as life insurance contracts for federal income tax purposes.

Owner/Investor Control
The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account, thereby resulting in current taxation of contract earnings. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The guidance also stated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholders could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholders to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like those described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholders and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should the there be any additional rules or regulations on this issue, including guidance limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contract to the extent required to maintain favorable tax treatment.

Change or Assignment of Ownership, Exchange of Policies or Change of Insured Changing the policyholder or the insured or an exchange or assignment of the contract may have tax consequences depending on the circumstances. A change of insured under the same contract is not a tax-deferred event and for tax purposes, the policyholder will be treated as if the contract was fully surrendered and a new contract with a new insured was acquired. For exchanges in which the identity of the insured is not changed, Code section 1035 provides that a life insurance contract can be exchanged for another life insurance contract or for an annuity contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered contract is subject to a contract loan and the newly acquired contract is not subject to the same loan, this may be treated as the receipt of money on the exchange. To qualify under section 1035, the contract proceeds must be transferred directly from one insurer to another insurer. We recommend that any person contemplating such actions seek the advice of a legal or tax advisor.

Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each policyholder or beneficiary. We do not make any representations regarding the tax consequences with respect to these types of taxes.

Withholding and Information Reporting
We are required to file information returns with the Internal Revenue Service and state taxation or revenue authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

We are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the contract. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance contract issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.


The Phoenix Companies, Inc. -
Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------


We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Financial Statements
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2008 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information, which you can get free of charge by calling the toll free number given on page one or by visiting our website www.phoenixwm.com. In addition, the Statement of Additional Information is available on the SEC's website at www.SEC.gov. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Distribution
--------------------------------------------------------------------------------


The Company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.

PEPCO's principal executive offices are located at 610 W. Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or FINRA.

PEPCO and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

Compensation. Broker-dealers having selling agreements with PEPCO and the Company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the Company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the Company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 115% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

Promotional Incentives and Payments. To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

Preferred Distribution Arrangements. The Company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the Company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., FFR Financial and Insurance Services, Crump Group, Inc., Capitas Financial, LLC, CPS Insurance Services, Inc., and Highland Capital Brokerage, Inc.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

  Please note that not all funds listed here may be offered with this product. Please refer to page one of this prospectus for a list of the funds offered with this product.




                     Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                    Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Long term growth of capital














--------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Long term capital appreciation
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        To maximize total return consistent with the Adviser's
Portfolio                                             determination of reasonable risk
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    Long-term growth of capital
Portfolio
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Standard & Poor's 500 Composite Stock Price Index,
                                                      which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Russell 2000(R) Index, which emphasizes stocks of
                                                      small US companies
--------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                    Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd..;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------


                         Fund Name                                            Investment Objective
Federated Fund for U.S. Government Securities II             Current income by investing primarily in U.S.
                                                             government securities and U.S Treasury and agency
                                                             debenture securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing in high yield, lower
                                                             rated corporate bonds
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Capital growth
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 As high a level of current income as is consistent with
                                                             the preservation of capital

----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Maximize income while maintaining prospects for
                                                             capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Long term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         High current income and the opportunity for capital
                                                             appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Long-term growth of capital and income without
                                                             excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Capital appreciation through investments, primarily in
                                                             equity securities which are believed to be undervalued
                                                             in the marketplace
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Long term capital growth

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Long term growth of capital; current income is a
                                                             secondary goal
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     Capital appreciation by investing in securities of well-
                                                             known, established companies
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        Long-term capital appreciation by investing in
                                                             securities of foreign insurers, "growth-type"
                                                             companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Intermediate and long-term capital appreciation with
                                                             income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Long-term capital growth
Growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a
                                                             secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary
                                                             consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Long-term capital growth and current income with a
Growth                                                       greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Capital appreciation and current income.

----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Capital appreciation

----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of
                                                             liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Long-term total return

----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  High current income while attempting to limit
                                                             changes in the series' net asset value per share
                                                             caused by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Long-term capital growth
(previously known as Phoenix-Alger Small-Cap
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          High total return over an extended period of time
                                                             consistent with prudent investment risk


----------------------------------------------------------------------------------------------------------------------



                         Fund Name                                     Investment Advisor / Subadvisor
Federated Fund for U.S. Government Securities II             Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           Federated Investment Management Company

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 Fidelity Management and Research Company
                                                              Subadvisor: Fidelity Investments Money
                                                               Management, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Virtus Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management, LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Phoenix Variable Advisors, Inc.
(previously known as Phoenix-Alger Small-Cap                  Subadvisor: Neuberger Berman Management LLC
Growth Series)
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          Phoenix Variable Advisors, Inc.
                                                              Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                               income portion) Virtus Investment
                                                               Advisers, Inc. (equity portion)
-----------------------------------------------------------------------------------------------------------------


                        Fund Name                                            Investment Objective
Phoenix-Aberdeen International Series                       High total return consistent with reasonable risk

---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         Capital appreciation and income with approximately
                                                            equal emphasis

---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series /5/          Long-term growth of capital.

---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series /7/        Long-term growth of capital by investing primarily in
                                                            small-capitalization stocks that appear to be
                                                            undervalued.
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          Long-term capital appreciation with current income
                                                            as a secondary consideration

---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                  High total return


---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio            Seeks maximum real return consistent with prudent
                                                            investment management
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                                 Seeks maximum real return, consistent with
                                                            preservation of real capital and prudent investment
                                                            management
---------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                Seeks maximum total return, consistent with
                                                            preservation of capital and prudent investment
                                                            management
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond           Seeks to provide total returns that inversely correlate
Strategy Fund /1, 3/                                        to the price movements of a benchmark for U.S.
                                                            Treasury debt instruments or futures contract on a
                                                            specified debt instrument. The Fund's current
                                                            benchmark is the inverse of the daily price movement
                                                            of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                       Seeks to provide investment results that match the
                                                            performance of its benchmark on a daily basis. The
                                                            Fund's current benchmark is 150% of the
                                                            performance of the S&P 500 Index
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 6, 8/  Seeks long-term capital appreciation
(previously known as Rydex Variable Trust Sector
Rotation Fund)
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                                  Seeks a combination of growth of capital and current
                                                            income, with relatively low risk and relatively low
                                                            fluctuations in value
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                      Seeks high current income while seeking to control
                                                            risk
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                              Seeks a combination of growth of capital, current
                                                            income, growth of income and relatively low risk as
                                                            compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                            Seeks growth of capital
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                             Seeks growth of capital
---------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                       Seeks investment results that correspond to the total
                                                            return performance of U.S. common stock, as
                                                            represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           Long-term capital growth
---------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/               High total return
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            Long-term capital growth
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                  Capital appreciation and current income
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger            Long-term growth of capital
International Small Cap)
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                               Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.                 Long-term growth of capital
Smaller Companies)
---------------------------------------------------------------------------------------------------------------------



                        Fund Name                                  Investment Advisor / Subadvisor
Phoenix-Aberdeen International Series                       Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Aberdeen Asset Management Inc.
----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Duff & Phelps Investment
                                                              Management Company
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series /5/          Phoenix Variable Advisors, Inc.
                                                             Subadvisor: AllianceBernstein L.P. /6 /
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series /7/        Phoenix Variable Advisors, Inc.
                                                             Subadvisor: AllianceBernstein L.P. /6/

----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Morgan Stanley Investment
                                                              Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                  Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Morgan Stanley Investment
                                                              Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio            Pacific Investment Management Company LLC

----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                                 Pacific Investment Management Company LLC


----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                Pacific Investment Management Company LLC


----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond           Rydex Investments
Strategy Fund /1, 3/




----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                       Rydex Investments



----------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 6, 8/  Rydex Investments
(previously known as Rydex Variable Trust Sector
Rotation Fund)
----------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                                  Sentinel Asset Management, Inc.


----------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                      Sentinel Asset Management, Inc.

----------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                              Sentinel Asset Management, Inc.


----------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                            Sentinel Asset Management, Inc.
----------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                             Sentinel Asset Management, Inc.
----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                       Calvert Asset Management Company, Inc.
                                                             Subadvisor: Summit Investment Partners, Inc.

----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                Templeton Asset Management Ltd.
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/               Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            Templeton Global Advisors Limited
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                  Morgan Stanley Investment Management Inc.
----------------------------------------------------------------------------------------------------------
Wanger International Select                                 Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger            Columbia Wanger Asset Management, L.P.
International Small Cap)
----------------------------------------------------------------------------------------------------------
Wanger Select                                               Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.                 Columbia Wanger Asset Management, L.P.
Smaller Companies)
----------------------------------------------------------------------------------------------------------

--------


/1/ This fund is closed to new investors on May 1, 2006.

/2/ This fund is closed to new investors on October 29, 2001.

/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4/ Effective June 1, 2009 to be known as Lazard Retirement U.S. Small-Mid Cap
    Equity Portfolio.

/5/ Effective May 4, 2009, to be known as Phoenix Mid-Cap Value Series.

/6/ Effective May 4, 2009 new Subadvisor to be Westwood Management Corp.

/7/ Effective May 4, 2009, to be known as Phoenix Small-Cap Value Series.

/8/ Name change effective May 1, 2009.

                                                                      Version C
                            Executive Benefit - VUL

           Phoenix Life and Annuity Variable Universal Life Account

                  Issued by: Phoenix Life and Annuity Company


 PROSPECTUS                                                       May 1, 2009


Executive Benefit - VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the investment options of the Phoenix Life and Annuity Variable Universal Life Account. The investment options purchase shares of the following funds:


 AIM Variable Insurance Funds - Series  .  Phoenix Money Market Series
 I Shares                               .  Phoenix Multi-Sector Fixed Income
 .  AIM V.I. Capital Appreciation Fund     Series
 .  AIM V.I. Core Equity Fund /1/       .  Phoenix Multi-Sector Short Term
 .  AIM V.I. Mid Cap Core Equity Fund      Bond Series
    /1/                                 .  Phoenix Strategic Allocation Series
 The Alger American Fund - Class O      .  Phoenix-Aberdeen International
 Shares                                    Series
 .  Alger American Capital              .  Phoenix Small-Cap Growth Series /5/
    Appreciation Portfolio /1/          .  Phoenix-Duff & Phelps Real Estate
 DWS Investments VIT Funds /3/ -           Securities Series
 Class A                                .  Phoenix Dynamic Asset Allocation
 .  DWS Equity 500 Index VIP               Series: Aggressive Growth /2/
 .  DWS Small Cap Index VIP             .  Phoenix Dynamic Asset Allocation
 Federated Insurance Series                Series: Growth /2/
 .  Federated Fund for U.S. Government  .  Phoenix Dynamic Asset Allocation
    Securities II                          Series: Moderate /2/
 .  Federated High Income Bond Fund II  .  Phoenix Dynamic Asset Allocation
    - Primary Shares                       Series: Moderate Growth /2/
 Fidelity(R) Variable Insurance         .  Phoenix Mid-Cap Value Series
 Products - Service Class               .  Phoenix Small-Cap Value Series
 .  Fidelity VIP Contrafund(R)          .  Phoenix-Van Kampen Comstock Series
    Portfolio                           .  Phoenix-Van Kampen Equity 500
 .  Fidelity VIP Growth Opportunities      Index Series
    Portfolio                           PIMCO Variable Insurance Trust -
 .  Fidelity VIP Growth Portfolio       Advisor Class
 .  Fidelity VIP Investment Grade Bond  .  PIMCO CommodityRealReturn(TM)
    Portfolio                              Strategy Portfolio
 Franklin Templeton Variable Insurance  .  PIMCO Real Return Portfolio
 Products Trust - Class 2               .  PIMCO Total Return Portfolio
 .  Franklin Income Securities Fund     The Rydex Variable Trust
 .  Mutual Shares Securities Fund       .  Rydex Variable Trust Inverse
 .  Templeton Developing Markets           Government Long Bond Strategy
    Securities Fund                        Fund /1/
 .  Templeton Foreign Securities Fund   .  Rydex Variable Trust Nova Fund /1/
 .  Templeton Growth Securities Fund    .  Rydex Variable Trust All-Cap
 Lazard Retirement Series                  Opportunity Fund /1/
 .  Lazard Retirement U.S. Small-Mid    Sentinel Variable Products Trust
    Cap Equity Portfolio /4/            .  Sentinel VPT Balanced Fund
 Lord Abbett Series Fund, Inc. - Class  .  Sentinel VPT Bond Fund
 VC                                     .  Sentinel VPT Common Stock Fund
 .  Lord Abbett Bond-Debenture          .  Sentinel VPT Mid Cap Growth Fund
    Portfolio                           .  Sentinel VPT Small Company Fund
 .  Lord Abbett Growth and Income       Summit Mutual Funds, Inc. - Summit
    Portfolio                           Pinnacle Series
 .  Lord Abbett Mid-Cap Value Portfolio .  Summit S&P MidCap 400 Index
 Neuberger Berman Advisers Management      Portfolio
 Trust - Class S                        The Universal Institutional Funds,
 .  Neuberger Berman AMT Small Cap      Inc. - Class II Shares
    Growth Portfolio /8/                .  Van Kampen UIF Equity and Income
 .  Neuberger Berman AMT Guardian          Portfolio
    Portfolio                           Wanger Advisors Trust
 Oppenheimer Variable Account Funds -   .  Wanger International Select
 Service Shares                         .  Wanger International /6/
 .  Oppenheimer Capital Appreciation    .  Wanger Select
    Fund/VA                             .  Wanger USA /7/
 .  Oppenheimer Global Securities
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA
 The Phoenix Edge Series Fund
 .  Phoenix Capital Growth Series
 .  Phoenix Growth and Income Series
 .  Phoenix Mid-Cap Growth Series


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on March 24, 2008--Will reopen to all investors on June 22, 2009. /3/Formerly known as DWS Scudder Investments VIT Funds. /4/Formerly Lazard Retirement Small
  Cap Portfolio. /5/Formerly known as Phoenix-Alger small-Cap Growth Series.
   /6/Fornerly known as Wanger International Small Cap. /7/Formerly known as Wanger U.S. Smaller Companies. /8/Formerly known as Neuberger Berman AMT
Fasciano Portfolio. /9/Known as Phoenix-Sanford Bernstein Mid-Cap Value Series
 prior to May 4, 2009. /10/Known as Phoenix-Sanford Bernstein Small-Cap Value
    Series prior to May 4, 2009. See Appendix A for additional information.

Replacing any existing policy with this policy may not be to your advantage. You should carefully compare this policy with your existing one and you must also determine if the replacement will result in any tax liability.


The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:





 [GRAPHIC]                                [GRAPHIC]
           Phoenix Variable Products                 Variable and Universal Life
           Mail Operations ("VPMO") or               Administration ("VULA")
           P.O. Box 8027                             (800) 541-0171
           Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                                      Page
-----------------------------------------------------------    --

Benefit/Risk Summary                                            3
  Policy Benefits...........................................    3
  Policy Risks..............................................    4
Fee Tables..................................................    5
  Transaction Fees..........................................    5
  Periodic Charges Other than Fund Operating Expenses.......    5
  Minimum and Maximum Fund Operating Expenses...............    6
Phoenix Life and Annuity Company............................    7
The Separate Account........................................    7
  Valuation Date............................................    7
  Performance History.......................................    8
Voting Rights...............................................    8
The Variable Investment Options.............................    8
  Administrative, Marketing and Support Service Fees........    9
The Guaranteed Interest Account.............................    9
Charges and Deductions......................................    9
  General...................................................    9
  Charges Deducted from Premium Payments....................    9
  Periodic Charges..........................................   10
  Conditional Charges.......................................   11
  Other Charges.............................................   11
The Policy..................................................   11
  Contract Rights...........................................   11
  Contract Limitations......................................   11
  Purchasing a Policy.......................................   11
General.....................................................   14
  Postponement of Payments..................................   14
  Optional Insurance Benefits (Riders)......................   14
  Surrenders................................................   15
  Death Benefit.............................................   15
Payment of Proceeds.........................................   15
  Surrender and Death Benefit Proceeds......................   15


Heading                                                      Page

  Payment Amount............................................   15
  Payment Options...........................................   16
Transfer of Policy Value....................................   16
  Internet and Telephone Transfers..........................   16
  Transfer Restrictions.....................................   17
Market Timing and Other Disruptive Trading..................   17
Systematic Transfer Programs................................   18
  Asset Rebalancing Program.................................   18
  Dollar Cost Averaging Program.............................   18
Policy Loans................................................   18
Lapse and Reinstatement.....................................   19
Federal Income Tax Considerations...........................   19
  Introduction..............................................   19
  Income Tax Status.........................................   20
  Policy Benefits...........................................   20
  Business-Owned Policies...................................   21
  Modified Endowment Contracts..............................   21
  Limitations on Unreasonable Mortality and Expense Charges.   22
  Qualified Plans...........................................   22
  Diversification Standards.................................   22
  Owner Control.............................................   22
  Change of Ownership or Insured or Assignment..............   23
  Other Taxes...............................................   23
  Withholding...............................................   23
The Phoenix Companies, Inc. - Legal Proceedings about
  Company Subsidiaries......................................   23
Financial Statements........................................   24
Distribution................................................   24
Appendix A - Investment Options.............................  A-1

Benefit/Risk Summary
--------------------------------------------------------------------------------


This prospectus contains information about all material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.


Policy Benefits

Death Benefits
Executive Benefit--VUL is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

.. Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

.. Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

..  Death Benefit Option 3 will be the greater of (a), (b), or (c), where:
   (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.


You should consult your registered representative to discuss how much premium you should allocate to the policy. The amount of premium you should allocate to the policy can differ depending on what your financial protection needs are. If you are buying the policy purely for death benefit protection, you should carefully consider the advantages and disadvantages of choosing to allocate more premium than needed to keep the policy in force under Death Benefit Option A.


Loans and Partial Surrenders
.. Generally, you may take loans against 90% of your policy's value less any outstanding debt.

.. You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

..  You may fully surrender this policy anytime for its cash surrender value.

Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.


Loans and partial surrenders may have federal income tax ramifications. See "Federal Income Taxes."


Investment Choices
You may select from a wide variety of investment options and two Guaranteed Interest Accounts. Each investment option invests directly in a professionally managed fund. You may transfer policy value among any of the investment options and the Guaranteed Interest Accounts while continuing to defer current income taxes.

Strategic Transfer Programs
You may also elect a strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the company. For more information on the programs, refer to the section on "Strategic Transfer Programs."

Flexible Premiums
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

Underwriting Options
We offer three types of underwriting:

..  Full Underwriting; or

..  Simplified Issue Underwriting; or

..  Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

Optional Insurance Benefits
The following benefits may be available to you by rider

..  Flexible Term Insurance;

..  Cash Surrender Value Enhancement Benefit;

..  Exchange of Insured.

Availability of these riders depends upon state approval and may involve extra cost.

Limited Sales Charge Refund
If you fully surrender this policy during the first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value:

.. we will refund the entire first year sales charge for a full policy surrender made during the first policy year;

.. 2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be);

.. 1/3 of the first year sales charge will be refunded during the third policy year.

Your Right to Cancel the Policy
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

Policy Risks

Suitability Risk
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

Replacements
Replacing any existing policy with this policy may not be to your advantage. You should talk with your registered representative before you replace your variable life insurance policy. You should carefully compare the risks, charges, and benefits of your existing policy to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your policy could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable life insurance policy, you generally cannot reinstate it unless the insurer is required to reinstate the previous policy under state law. This is true even if you choose not to accept your new variable life insurance policy during your "free look" period.

Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Distribution" section of this prospectus.

Tax Effects
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

Risk of Lapse
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

Investment Risk
A comprehensive discussion of the risks of each fund purchased by a investment option of the Phoenix Life and Annuity Variable Universal Life Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.

Transfer Risk
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one-week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

Face Amount Increase Risk
Face amount increases will increase the potential surrender charges under the policy.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

Fee Tables
--------------------------------------------------------------------------------

                               Transaction Fees

         Charge                  When Deducted
--------------------------------------------------------
Sales Charge              Upon premium payment.

--------------------------------------------------------
State Premium Tax Charge  Upon premium payment.

--------------------------------------------------------
Deferred Acquisition Tax  Upon premium payment.
Charge/3/
--------------------------------------------------------
Surrender Charge          Not applicable.
--------------------------------------------------------
Partial Surrender Charge  Upon partial surrender or a
                          reduction in the policy face
                          amount.
--------------------------------------------------------
Transfer Charge           Upon transfer.


--------------------------------------------------------

         Charge                                    Maximum Amount Deducted
----------------------------------------------------------------------------------------------------
Sales Charge              The maximum we will ever charge is 5.00% of each premium
                          payment/1/.
----------------------------------------------------------------------------------------------------
State Premium Tax Charge  We charge a maximum of 3.50%/2/ of each premium payment, depending on the applicable rate for your state.
----------------------------------------------------------------------------------------------------
Deferred Acquisition Tax  1.50% of each premium payment.
Charge/3/
----------------------------------------------------------------------------------------------------
Surrender Charge          We do not charge you if you surrender your policy for its cash value.
----------------------------------------------------------------------------------------------------
Partial Surrender Charge  We currently do not charge for partial surrenders, but we reserve the right to deduct up to 2.00% of the partial surrender amount up to a maximum of $25.
----------------------------------------------------------------------------------------------------
Transfer Charge           We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
----------------------------------------------------------------------------------------------------

/1/ In policy years one through seven, we currently deduct 5.00% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 2% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
/2/ Premium tax charges vary by state and range from 0.80% to 3.50% of premiums. /3/ We do not deduct this charge from payments made in excess of the Target
    Premium during a policy year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fund fees and expenses.

              Periodic Charges Other than Fund Operating Expenses

            Charge                       When Deducted
----------------------------------------------------------------
Cost of Insurance/1/              On policy date and monthly
                                  on policy processing day.
 Minimum & Maximum
 Example for a male age 53 in
 the standard nonsmoker
 underwriting class for a fully
 underwritten policy
----------------------------------------------------------------
Administrative Charge             On policy date and monthly
                                  on policy processing day.
----------------------------------------------------------------
Mortality and Expense Risk        On policy date and monthly
Charge/3/                         on policy processing day.

----------------------------------------------------------------
Loan Interest Charged/4/          Interest accrues daily and
                                  is due on each policy
                                  anniversary. If not paid on
                                  that date, we will treat the
                                  accrued interest as another
                                  loan against the policy.
----------------------------------------------------------------
Other Tax Charges                 When we become liable for
                                  taxes.



----------------------------------------------------------------

            Charge                                       Maximum Amount Deducted
--------------------------------------------------------------------------------------------------------
Cost of Insurance/1/              This charge is based on the "net amount at risk." The "net amount at risk" is the current death benefit minus the policy value.
 Minimum & Maximum                $0.02 - $83.33 per $1,000 of net amount at risk per month.
 Example for a male age 53 in
 the standard nonsmoker
 underwriting class for a fully
 underwritten policy              $0.1269 per $1,000 of net amount at risk per month.
--------------------------------------------------------------------------------------------------------
Administrative Charge             We charge up to a maximum of $10 per month/2/.

--------------------------------------------------------------------------------------------------------
Mortality and Expense Risk        The maximum we charge is 0.075% (0.90% on an annual basis) of the
Charge/3/                         policy value in the investment options of the Separate Account on the monthly processing day.
--------------------------------------------------------------------------------------------------------
Loan Interest Charged/4/          The maximum net cost to the policy is 2.75% of the loan balance.





--------------------------------------------------------------------------------------------------------
Other Tax Charges                 We currently do not charge for taxes, however we reserve the right to impose a charge should we become liable for taxes in the future.
                                  Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of investment option values.
--------------------------------------------------------------------------------------------------------

                                                    Optional Insurance
                                                         Features
----------------------------------------------------------------------------------------------------------------------------
      Charge                 When Deducted                                 Maximum Amount Deducted
----------------------------------------------------------------------------------------------------------------------------
Flexible Term         On Rider Policy Date, and    This charge is based on the net amount at risk attributable to the rider
Rider/1/              monthly on each Monthly      face amount.
                      Calculation Day.
 Minimum & Maximum                                 $0.02 - $83.33 per $1,000 of net amount at risk per month.
 Example for a male
 age 50 in the
 standard nonsmoker
 underwriting class
 for a fully
 underwritten policy                               $0.1048 per $1,000 of net amount at risk per month.
----------------------------------------------------------------------------------------------------------------------------
Cash Surrender        We do not charge for this    No charge. We describe this Rider later under "Optional Insurance
Value Enhancement     Rider. It is available on a  Benefits."
Benefit Rider         state-by-state basis.
                      Additional restrictions
                      apply.
----------------------------------------------------------------------------------------------------------------------------
Exchange of Insured   We do not charge for this    No charge. We describe this Rider later under "Optional Insurance
Rider                 Rider. It is available on a  Benefits."
                      state-by-state basis.
----------------------------------------------------------------------------------------------------------------------------

/1/ These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
/2/ We currently charge $5 per month for all policies.
/3/ We currently deduct a charge of 0.03% of policy value allocated to the investment options each month during the first ten policy years (equal to 0.40% annually), and 0.021% of the value allocated to the investment options each month beginning in the 11/th/ policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
/4/ We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2008, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.


                     Total Annual Fund Operating Expenses


                                                   Minimum Maximum
              Gross Annual Fund Operating Expense   0.33%   4.12%
              Net Annual Fund Operating Expenses    0.33%   4.12%



/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflect the effect of fee reductions and waiver arrangements that are contractually in effect at least through May 1, 2010. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

Phoenix Life and Annuity Company
--------------------------------------------------------------------------------


In this prospectus, the "Company," "we," "us," and "our" refers to Phoenix Life and Annuity Company ("PLAC"). PLAC is a Connecticut stock life insurance company and is an indirect, wholly owned subsidiary of The Phoenix Companies. Inc. ("PNX"), a Delaware corporation. PLAC was incorporated November 2, 1981. PLAC sells life insurance policies and annuity contracts through affiliated distribution companies and through brokers. PLAC's executive and administrative office is at One American Row, Hartford, CT 06103-2899.

Obligations under the contracts are obligations of PLAC. You may make contributions to the Guaranteed Interest Account or "GIA" which is supported by the assets in our general account. Such contributions are not invested in the Separate Account. The GIA is part of the general account of PLAC (the "General Account"). The General Account supports all insurance and annuity obligations of PLAC and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the "Guaranteed Interest Account" section below.

Policy Guarantees
Any guarantee under the policy, such as interest credited to the GIA or any guarantees provided by a rider to your variable life policy are paid from our general account. Therefore, any amounts that we may pay under the policy as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it.

Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the policy obligations of their general account to policy owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about Phoenix's financial strength, including information on our general account portfolio of investments, may be found on our website located under "About Us"/"Financial Strength" along with information on ratings assigned to us by one or more independent rating organizations. Additionally, the consolidated financial statements and financial schedules from PNX and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, may also be found on our website, www.phoenixwm.com, or a copy of any of the above referenced documents may be obtained for free by calling VULA.

The Separate Account
--------------------------------------------------------------------------------

We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, or those of Phoenix Life and Annuity Company.

The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate account but you assume all of the investment risk for the policy value that you contribute and allocate to the Separate Account. Under Connecticut law, these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the policies are obligations of PLAC.

The Separate Account is divided into investment options, each of which is available for allocation of policy value. We determine the value of each investment option's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each investment option will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.

We do not guarantee the investment performance of the Separate Account or of any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying mutual funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

Valuation Date
A valuation date is every day the New York Stock Exchange is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;
2.the SEC has determined that a state of emergency exists; or 3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Performance History
We may choose to include performance history of the investment options or the underlying portfolios in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option.


Voting Rights
--------------------------------------------------------------------------------

We legally own all fund shares held by the investment options. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the investment options. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each investment option in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a investment option to the total number of votes attributable to the investment option. When determining the number of votes, fractional shares will be recognized.

We will send you, or if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)the election or removal of the fund's Trustees;

2)the ratification of the independent accountants for the fund;

3)approval or amendment of investment advisory agreements;

4)a change in fundamental policies or restrictions of the series; and

5)any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.

The Variable Investment Options
--------------------------------------------------------------------------------

You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The Investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees
The Company and the principal underwriter for the policy have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the policies receive payments. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the policies for providing certain administrative, marketing, or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.


The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The Phoenix Edge Series Fund pays a flat fee to Phoenix Life Insurance Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant policies. The flat fee rates may be as much as $1.6 million. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses and is not paid directly from the assets of your variable insurance policy.

These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account's investments in the funds.

These administrative services may include but are not limited to soliciting applications for Variable Contracts issued by the Company, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners' interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds' prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner's); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.


The Guaranteed Interest Account
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the investment options over a consecutive 4-year period according to the following schedule:

                   .First Year:     25% of the total value
                   .Second Year:    33% of remaining value
                   .Third Year:     50% of remaining value
                   .Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Charges and Deductions
--------------------------------------------------------------------------------

General
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

Charges Deducted from Premium Payments

Sales Charge
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy.

State Premium Tax Charge
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

Deferred Acquisition Cost Tax Charge
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our federal income tax liability relating to our receipt of premium. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

Periodic Charges

Monthly Charges
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.

.. Administrative Charge. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

  We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

.. Cost of Insurance. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

  We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table [based on the Insured's last birthday].

  We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes.

  Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

  The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

.. Mortality and Expense Risk Charge. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

  We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

  We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

.. If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

  Your policy will pay a mortality and expense risk charge equal to a percentage of the investment option value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

  We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

.. Cost of Optional Insurance Features (Riders). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

  The Executive Benefit--VUL policy has two riders available at no additional charge:

  .  Cash Surrender Value Enhancement Benefit; and
  .  Exchange of Insured.

  We charge for providing benefits under the following rider:

  . Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

.. Loan Interest Charged. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

  As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

                                            Rate We Credit the
                                            Loaned Portion of the
                         Loan Interest Rate Guaranteed Interest
                              Charged            Account
                  Policy Current Guaranteed Current   Guaranteed
                  Years   Rates   Maximum    Rates     Maximum
                  1-10    2.75%     4.75%      2%         4%
                  11-16   2.50%     4.50%      2%         4%
                   16+    2.25%     4.25%      2%         4%

Conditional Charges
We impose some other charges only if certain events occur:

.. Partial Surrender Charge. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

.. Transfer Charge. Currently we do not charge for transfers between investment options, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.

Other Charges
.. Other Tax Charges. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

.. Fund Charges. As compensation for investment management services to the funds, the advisors to the funds are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

These fund charges and other expenses are described more fully in the respective fund prospectuses.

The Policy
--------------------------------------------------------------------------------

Contract Rights

Owner
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

Insured
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

..  85 for policies with full Underwriting;

..  70 for policies with Simplified Issue Underwriting; and

..  64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

Beneficiary
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix VPMO. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

Contract Limitations

Assignment
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

Purchasing a Policy

Underwriting Procedures
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

..  Full Underwriting;

..  Simplified Issue Underwriting; and

..  Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

Eligible Purchasers

You may purchase a policy on the life of any person provided you have an insurable interest, as defined under applicable state laws, in the life to be insured. You may also need to have the consent of the person to be insured and may, depending on state or federal law, need to provide specified information to the proposed insured prior to issuance of the policy.


Policy Availability
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

Minimum Death Benefit
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1)The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2)The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

Minimum Issue Premium
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

Premium Payments
Executive Benefit--VUL is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more investment options of the Separate Account or the Guaranteed Interest Account. Each investment option of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. We will not apply your initial premium payment before we approve you for coverage. If you submit the initial premium payment before we make a coverage determination, we will deposit your premium into a non-interest bearing account. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations."

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any investment option units at the investment option unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to VPMO.


The policy will have a total premium limit determined by the Internal Revenue Code definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each investment option or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions regarding the excess premium. The premium limit under the Internal Revenue Code may be increased if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations. At all times, we may adjust the death benefit or refund excess premiums in order to ensure that the policy meets the requirements of the Internal Revenue Code.

We may delay the application of a subsequent premium payment if applying it would cause the policy to become a MEC. Generally, we will apply the portion of the subsequent premium payment that will not cause the policy to become a MEC and we will refund the balance to you. However, if we receive a subsequent premium payment that will cause the policy to become a MEC within 20 days prior to the policy anniversary date, we will hold the portion of the subsequent premium payment that would cause MEC status. We will apply the remaining portion on the policy anniversary date when it can be applied without creating a MEC. If it is your intention to create a MEC or if you would like the portion of the premium payment that will create a MEC returned to you, you must notify us in writing within thirty days of the policy anniversary date. If you intend to create a MEC, you will be required to sign a form acknowledging that you understand the tax consequences of MEC status.

For policies in which a material change impacting the 7-pay limit or 7-pay period occurred, if the material change caused the start of the 7-pay year to no longer coincide with the policy anniversary, the procedure described above for holding payments may not apply. Generally speaking, the 7-pay limit and 7-pay period are measures of the amount of premium that can be paid into a life insurance contract without causing the contract to become a MEC under federal tax law. For additional information about the 7-pay test, see the "Modified Endowments Contracts" section of this prospectus.


Policy Refund


Your Right to Cancel
State law provides a policy owner with a right to return and cancel the policy for a limited period, generally 10 days, following receipt of the policy. Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it.

The amount of premium refund you will receive depends on the law of the policy's issue state. Depending on the law of the issue state, the refund will equal either:

..  the policy's value on the date of cancellation; or

.. the greater of (a) premium paid less certain amounts deducted from the policy or (b) policy value less any applicable surrender charges.

For states that require the refund of policy value, we will return the sum of the following as of the date we receive the returned policy:

..  the current policy value less any debt; plus

..  any monthly deductions and other charges made under the policy.

For policies issued in states that require the full premium, less any amount surrendered or withdrawn to be refunded upon cancellation during the right to cancel period ("return of premium states"), and policies issued in certain states pursuant to applications which indicate that the policy is intended to replace existing insurance, if the policy has been issued with the Temporary Money Market Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the money market investment option of the Separate Account. At the expiration of the right to cancel period, the policy value of the money market investment option is allocated among the investment options of the Separate Account and to the Guaranteed Interest Accounts in accordance with your premium allocation instructions in effect.

The Contract
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

Suicide
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

Incontestability
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time. However, if the policy is reinstated or if there is any increase in face amount then the death benefit payable under the reinstated policy or the face amount increase may be limited if any insured commits suicide within certain time periods specified by state law, generally two years from the date that the policy was reinstated or a face amount increase was made.

Additionally, we may contest a policy for certain misstatements made in any application for reinstatement or for any face amount increase within the two year period following the reinstatement or face amount increase. If we contest the policy on this basis, we will only pay the sum of all monthly deductions taken under the policy for the contested face amount and any premium we required for the contested face amount, whichever is greater.

Also, if any insured's age or gender was misstated in the application for reinstatement or face amount increase, we will adjust the amount of any death benefit as described in the policy. Upon adjustment, the death benefit will be the amount provided by the most recent monthly insurance charges using correct age and gender for the particular insured.

Misstatement of Age or Sex
If you incorrectly state the age in the Application or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

Surplus
This policy is nonparticipating and does not pay dividends.

Reduction in Charges
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

..  the number of insureds,

..  total premiums expected to be paid,

..  total assets under management for the policyowner,

..  the nature of the relationship among individual insureds,

..  the purpose for which the policies are being purchased,

.. where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

.. internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

.. other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

General
--------------------------------------------------------------------------------

Postponement of Payments

We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

.. we may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account;

.. we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or


.. when the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the policy value; or

  When a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in this section exist.


Transfers also may be postponed under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a policy owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Optional Insurance Benefits (Riders)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

.. Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge, if applicable.

.. Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

  You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

  Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

  You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.


  Exercise of the Exchange of Insured Rider is a taxable event. For federal income tax purposes, when there is a change of insureds, it is treated as if the original policy was surrendered and a new policy acquired. Any gain in the policy at the time of the change of insureds is taxable to the policyholder at that time.


.. Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

Requests for Decrease in Face Amount
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

Partial Surrender and Decreases in Face Amount: Effect on Death Benefit
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

Increases in Face Amount
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

Please see the Statement of Additional Information for information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

Surrenders
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charge feature or by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.


For your protection, we require a signature guarantee for surrenders, partial surrenders, or loans over $100,000.


Partial Surrenders
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

Death Benefit
You choose your Death Benefit Option when you apply for your policy. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount will be decreased by the Policy Value, and if you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount will be increased by the Policy Value. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

                                        Value we apply to
                                        payment option
              Death Benefit Option 1    The greater of (a) or
                                        (b) where:
                                        (a) is the policy's face
                                        amount; and
                                        (b) is the minimum death
                                        benefit in effect on the
                                        date of death.

              Death Benefit Option 2    The greater of (a) or
                                        (b), where:
                                        (a) is equal to the
                                        policy's face amount on
                                        the date of death plus
                                        the policy value; and
                                        (b) is the minimum death
                                        benefit in effect on the
                                        date of death.

              Death Benefit Option 3    The greater of (a), (b),
                                        or (c), where:
                                        (a) is equal to the
                                        policy's face amount as
                                        of the date of death
                                        plus the sum of all
                                        premiums minus
                                        withdrawals,
                                        (b) is equal to the
                                        policy's face amount on
                                        the date of death; and
                                        (c) is the minimum death
                                        benefit in effect on the
                                        date of death.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

Payment of Proceeds
--------------------------------------------------------------------------------

Surrender and Death Benefit Proceeds
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

Payment Amount
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charge feature or by rider. A partial surrender must be at least $500.

Payment Options
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

Payment Option 1--Lump Sum
We pay all proceeds as one sum.

Payment Option 2--Left to Earn Interest
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

Payment Option 3--Payment for a Specific Period
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

Payment Option 4--Life Annuity with Specified Period Certain
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

..  10 years; or

..  20 years; or

..  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4 % to compute payments for any life annuity with a period certain of 20 years or more.

Payment Option 5--Life Annuity
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

Payment Option 6--Payments of a Specified Amount
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

Payment Option 7--Joint Survivorship Annuity with 10-year Period Certain
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

Transfer of Policy Value
--------------------------------------------------------------------------------


Internet and Telephone Transfers
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit. For more information, see "Disruptive Trading and Market Timing."


You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions which are stored digitally. You will receive written confirmation of all transfers PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.


We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

Transfer Restrictions
We do not permit transfers of less than $500 unless either:

..  the entire balance in the investment option or the Guaranteed Interest
   Account is being transferred; or

..  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any investment option if the value of your investment in that investment option immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a investment option or the Guaranteed Interest Account be transferred if the value of your investment in that investment option immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------

We discourage market timing activity, frequent transfers of policy value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in a investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;

.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),


.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet or fax transfer privileges),


.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. implement and administer redemption fees imposed by one or more of the underlying funds), or


..  impose other limitations or restrictions.


Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis.

We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.


Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.


We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.


We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.


We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable life insurance product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Systematic Transfer Programs
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.


We base transfers under a Systematic Transfer Program on the investment option values next determined following our receipt of your transfer request in good order Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.


Asset Rebalancing Program

Under this program, we transfer policy value among the investment options to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. We do not permit transfers to or from the Guaranteed Interest Account.


You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

Dollar Cost Averaging Program
Under this program, you can allocate initial or subsequent premium to one of the investment options or the Guaranteed Interest Account (a "source account") and periodically we will make transfers from the source account you designate to one or several of the available investment options ("target investment options"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

 .  $25 monthly                         .  $150 semiannually
 .  $75 quarterly                       .  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program.

Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.


All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.


Policy Loans
--------------------------------------------------------------------------------

You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen investment options or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

                                            Rate We Credit the
                                            Loaned Portion of the
                         Loan Interest Rate Guaranteed Interest
                              Charged            Account
                  Policy Current Guaranteed Current   Guaranteed
                  Years   Rates   Maximum    Rates     Maximum
                  1-10    2.75%     4.75%      2%         4%
                  11-16   2.50%     4.50%      2%         4%
                   16+    2.25%     4.25%      2%         4%

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your investment options and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


For your protection, we require a signature guarantee for surrenders, partial surrenders, or loans over $100,000.


Lapse and Reinstatement
--------------------------------------------------------------------------------

Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.


If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction, plus any amount overdue, to prevent the policy from lapse.


If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any investment option transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


Federal Income Tax Considerations

Introduction
The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws.

Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract or policy either currently or in the future. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of life insurance contracts or policies; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this policy. We reserve the right to make changes to the policy or policy to assure that at all times, it qualifies as a life insurance policy for federal income tax purposes. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

Policyholders (also referred to as Contract Owners) should consult their own independent tax and/or legal advisors for advice and information relating to their particular tax situation.

Note on Terminology: The Internal Revenue Code uses the term "Life Insurance Contract", rather than the term "Life Insurance Policy." However, the Code also uses the term "policyholder", in describing the owner of a Life Insurance Contract. This section will follow the Internal Revenue Code terminology in describing specific provisions of the Code.

Income Tax Status
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately as under the "regulated investment company" provisions (Subchapter M) of the Code.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future, if changes are made affecting the income tax treatment to our variable life insurance policies or contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

Policy Benefits

Tax Treatment as Life Insurance
In order to be treated as life insurance for federal income tax purposes, specified requirements must be met. If these requirements are met, the death benefits are generally received without federal income tax and the earnings on the policy are not subject to federal income tax until withdrawn. These requirements include the federal definition of life insurance, rules for diversification of the policy's investments (described below) and the necessity that the contract be life insurance under applicable law.

With respect to applicable law, this is generally understood to refer to state or foreign law. This contract has been filed as a life insurance policy or contract under applicable state laws.

There are two definitional tests for life insurance in section 7702 of the
Code: (1) Cash Value Accumulation Test, and (2) Guideline Premium Test. The selection of the tests is made at issue and cannot be changed thereafter. The choice of test is based on contract design and is dependent on several factors, including the insured's age at issue and intention of the owner concerning policy funding patterns. If this contract permits the policyholder to select the applicable test, this selection must be made at issue and cannot be changed. In some cases, only one test is available.

Under the Cash Value Accumulation Test, there must, at all times, be a minimum ratio of death benefit to cash value. Compliance with the test is based on the contract design at issue. The premiums permitted under this test are based on the death benefit, age and characteristics of the insured and types of riders on the policy.

Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the contract in relation to the death benefit. The initial premium limit is based on the death benefit, age and characteristics of the insured and types of riders on the policy. The actual premium limits each year will depend on the amount of premiums paid in a prior year. In addition to this premium test, there is also a minimum ratio of death benefit to cash value under the Cash Value Corridor. This Corridor looks to the age of the insured and the cash value each year and may require periodic adjustments in death benefit for compliance. In general, the death benefit required under this test is lower in the early years than that under the Cash Value Accumulation Test.

Death Benefit Proceeds
The death benefit proceeds payable under this contract should be excludable from the gross income of the beneficiary under Code section 101(a)(1) unless there has been a transfer for valuable consideration or unless the specific requirements relating to Business and Corporate-Owned Policies are not met (see "Business and Corporate-Owned Policies"). Also, a policyholder should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, withdrawal or loan.

As described above, Code section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums paid in order to maintain compliance with such conditions. If the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policyholder within 60 days after the end of the policy year, in order to maintain the qualification of the contract as life insurance for federal income tax purposes.

Full Surrender
Upon full surrender of a contract for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a contract that is a modified endowment contract (see below) may result in the imposition of an additional 10% tax on any income received. If the contract is subject to a loan at time of surrender, the outstanding loan amount is included in the computation of the amount received at the time of surrender. Thus, in the event of a surrender of a contract that is subject to a loan, the loan amount may result in ordinary income at the time of surrender.

A contract that lapses is treated as a full surrender for federal income tax purposes.

Withdrawal
If the contract is not a modified endowment contract, withdrawals are generally not taxable as long as the amount withdrawn does not exceed the total of the premiums paid. If the contract is classified as a modified endowment contract, withdrawals and other distributions are fully taxable to the extent of income in the policy. (See below.) There are situations, however, in which a withdrawal from any contract (regardless of modified endowment contract status) can result in current taxation. A withdrawal, accompanied by a reduction in death benefits can result in current taxation under Code section 7702(f)(7), if the reduction in death benefits occurs during the first 15 years after a contract is issued. After 15 years, the withdrawal proceeds resulting from a reduction in death benefits will generally not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. Policyholders should consult with tax advisors in advance of a proposed decrease in death benefits or a withdrawal as to the portion, if any, which would be subject to tax, and in addition as to the impact such withdrawal might have under the rules affecting modified endowment contracts.

Loans
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force. If there is a full surrender or lapse, an outstanding loan becomes part of the amount received upon surrender or lapse.

The deductibility by a policyholder of loan interest under a policy is limited under Code section 264. In most cases, there is no interest deduction permitted.

Business and Corporate-Owned Contracts
If the contract is owned by an entity engaged in a trade or business, there are Code provisions that impact the tax treatment of premiums, policy loan interest, contract earnings and death benefits. No deduction is permitted for premiums paid if the policyholder is a beneficiary under the contract. With limited exceptions, no deduction is allowed for interest paid or accrued on any loan. An interest deduction disallowance rule on interest relating to a different investment paid or incurred by the policyholder of a life insurance contract may also apply in the case of a contract insuring the life of an individual who is not an owner of the contract, or an officer, director, or employee of the policyholder's business.

Death benefits may be subject to income tax unless (1) specified provisions relating to written notice to the insureds and written consent from the insureds are satisfied, and (2) criteria are satisfied concerning the relationship between the insured and policyholder or the insured and the death benefits. The policyholder is solely responsible for ensuring that the notice and consent requirements and additional statutory criteria are satisfied. The policyholder must also comply with required annual reporting and recordkeeping requirements as set forth by the Internal Revenue Service. In addition, for certain corporate policyholders, the death benefits and contract earnings may be subject to tax under the corporate alternative minimum tax.

Modified Endowment Contracts

General
The premiums paid into a life insurance contract are tested under the "7-pay test" of Code section 7702A to determine if the contract will be classified as a modified endowment contract ("MEC"). This statutory test is mandated by the Code. Under this test, there is a premium limit that applies for the first 7 years of the contract and for 7 years after a material change to the contract.

If the contract is classified as a MEC, there is no change to the contractual terms of the policy; however, the tax treatment of loans, distributions and decreases is changed. For a MEC, loans and other distributions are taxed to the extent of gain (the excess of cash value over premiums paid).

There are situations in which a MEC may be intended by the policyholder. In these cases, the policyholder will be asked to sign an acknowledgement of intended MEC status either at issue or when the contract becomes classified as a MEC.

We will monitor premium payments to determine if the premium paid will exceed the MEC limit in effect at the time of the premium payment. Unless the contract is already a MEC and the policyholder has consented to MEC status, if a payment does exceed the limit and applying it to the contract would MEC status, we will remove the excess premium to reverse MEC status and offer the policyholder the opportunity to have the excess amounts reapplied. Premiums paid which are removed from the contract, with interest within 60 days after the end of the contract year are not treated as premiums paid and will not cause MEC status. If the policyholder chooses to have the premiums reapplied during the same contractyear and the contract becomes a MEC, the MEC status cannot be reversed. A life insurance contract received in exchange for a MEC will be treated as a MEC.

Reduction in Benefits During the First Seven Years
If during the first seven contract years there is a reduction in death benefits or reduction or elimination of certain other riders, the MEC test is recalculated assuming the lowered death benefits. This recalculation is retroactive back to the beginning of the contract and each premium actually paid is tested against the recalculated limit. For a contract with two insureds in which the death benefit is payable upon the death of the last insured, a reduction in death benefits at any time during the life of the contract will cause a retroactive recalculation of the MEC test back to issue and actual premiums paid will be tested against the recalculated limit. A contract that becomes a MEC due to a reduction in benefits and a recalculation cannot have MEC status reversed.

Distributions Affected
If a contract fails the MEC test, it is considered a MEC only as to distributions in the year in which the test is failed and all subsequent contract years. However, distributions made in anticipation of such failure (defined as specifically including distributions made within two years prior to such failure) are considered distributions under a MEC and are taxable in the year the contract becomes a MEC.

Penalty Tax
Any amounts taxable from a MEC will be subject to an additional 10% excise tax, except for distributions that are:

..  made on or after the taxpayer attains age 59 1/2

.. attributable to the taxpayer's disability (within the meaning of Code section 72(m)(7)); or

.. part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

Material Change Rules
Any determination of whether the contract meets satisfied the MEC test will begin again any time the contract undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, except for an increase that is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven contract years or to the crediting of interest or dividends with respect to these premiums.

A material change may occur at any time during the life of the contract (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the contract satisfied the MEC test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

Serial Purchase of MECs
All MECs issued by the same insurer (or affiliated companies of the insurer) to the same policyholder within the same calendar year will be treated as one MEC in determining the taxable portion of any loans or distributions made to the policyholder.

Limitations on Mortality and Expense Charges
The Code imposes limitations on mortality and expense charges in the computation of the definition of life insurance tests and in the MEC test. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the contract, unless U.S. Treasury regulations prescribe a different limitation. In addition, the expense charges taken into account under the Guideline Premium Test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the requirements in calculating all of the applicable tax limitations.

Qualified Plans
A contract may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the contract in conjunction with a qualified plan until you have consulted a pension, tax or legal advisor.

Diversification Standards
Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:

..  55% in any one investment

..  70% in any two investments

..  80% in any three investments

..  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

We intend to comply with the Diversification Regulations to assure that the contracts qualify as life insurance contracts for federal income tax purposes.

Owner/Investor Control
The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account, thereby resulting in current taxation of contract earnings. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much "investor control" of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, formal guidance (Revenue Ruling 2003-91) was issued that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The guidance also stated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholders could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholders to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like those described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholders and us regarding the availability of a particular investment option and, other than the policyholder's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should the there be any additional rules or regulations on this issue, including guidance limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment, we reserve the right to modify the contract to the extent required to maintain favorable tax treatment.

Change or Assignment of Ownership, Exchange of Policies or Change of Insured Changing the policyholder or the insured or an exchange or assignment of the contract may have tax consequences depending on the circumstances. A change of insured under the same contract is not a tax-deferred event and for tax purposes, the policyholder will be treated as if the contract was fully surrendered and a new contract with a new insured was acquired. For exchanges in which the identity of the insured is not changed, Code section 1035 provides that a life insurance contract can be exchanged for another life insurance contract or for an annuity contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured. If the surrendered contract is subject to a contract loan and the newly acquired contract is not subject to the same loan, this may be treated as the receipt of money on the exchange. To qualify under section 1035, the contract proceeds must be transferred directly from one insurer to another insurer. We recommend that any person contemplating such actions seek the advice of a legal or tax advisor.

Other Taxes
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each policyholder or beneficiary. We do not make any representations regarding the tax consequences with respect to these types of taxes.

Withholding and Information Reporting
We are required to file information returns with the Internal Revenue Service and state taxation or revenue authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder provide certain information, including social security number or tax identification number and current address.

We are also required to withhold federal income taxes on the taxable portion of any amounts received under the contract unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the contract. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.

In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance contract issued by a United States company is U.S.-source income that is subject to United States Federal income tax. See Rev. Rul. 2004-74, 2004-31 I.R.B. 109. This ruling is also understood to apply to other nonresident alien policyholders.


The Phoenix Companies, Inc. -
Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------


We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or investment advisor. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority ("FINRA"), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


Financial Statements
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2008, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 are contained in the Statement of Additional Information, which you can get free of charge by calling the toll free number given on page one, or by visiting our website www.phoenixwm.com. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


Distribution
--------------------------------------------------------------------------------


The Company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.

PEPCO's principal executive offices are located at 610 W. Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or FINRA.

PEPCO and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

Compensation. Broker-dealers having selling agreements with PEPCO and the Company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the Company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the Company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 115% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

Percentage of Premium Payment. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

Promotional Incentives and Payments. To the extent permitted by FINRA rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

Preferred Distribution Arrangements. The Company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the Company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Pierce, Fenner & Smith, Inc., Wachovia Securities, Woodbury Securities, AXA Network, A.G. Edwards & Sons, Inc., FFR Financial and Insurance Services, Crump Group, Inc., Capitas Financial, LLC, CPS Insurance Services, Inc., and Highland Capital Brokerage, Inc.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

  Please note that not all funds listed here may be offered with this product. Please refer to page one of this prospectus for a list of the funds offered with this product.




                     Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                    Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Growth of capital














--------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Long term growth of capital














--------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Long term capital appreciation
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        To maximize total return consistent with the Adviser's
Portfolio                                             determination of reasonable risk
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    Long-term growth of capital
Portfolio
--------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Standard & Poor's 500 Composite Stock Price Index,
                                                      which emphasizes stocks of large U.S. companies
--------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Seeks to replicate, as closely as possible, before the
                                                      deduction of expenses, the performance of the
                                                      Russell 2000(R) Index, which emphasizes stocks of
                                                      small US companies
--------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                    Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund /1, 3/                      Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd..;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund /1, 3/              Invesco Aim Advisors, Inc.
                                                       Subadvisor(s): Invesco Trimark Ltd.;
                                                        Invesco Global Asset Management
                                                        (N.A.), Inc.;
                                                        Invesco Institutional (N.A.), Inc.;
                                                        Invesco Senior Secured
                                                        Management, Inc.;
                                                        Invesco Hong Kong Limited;
                                                        Invesco Asset Management
                                                        Limited;
                                                        Invesco Asset Management
                                                        (Japan) Limited;
                                                        Invesco Asset Management
                                                        Deutschland, GmbH; and
                                                        Invesco Australia Limited
---------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio /1, 3/  Fred Alger Management, Inc.
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy        AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy    AllianceBernstein L.P.
Portfolio
---------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                               Deutsche Investment Management Americas Inc.
                                                       Subadvisor: Northern Trust Investments, N.A


---------------------------------------------------------------------------------------------------


                         Fund Name                                            Investment Objective
Federated Fund for U.S. Government Securities II             Current income by investing primarily in U.S.
                                                             government securities and U.S Treasury and agency
                                                             debenture securities
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income by investing in high yield, lower
                                                             rated corporate bonds
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Capital growth
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 As high a level of current income as is consistent with
                                                             the preservation of capital

----------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Maximize income while maintaining prospects for
                                                             capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Long term capital appreciation
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         High current income and the opportunity for capital
                                                             appreciation to produce a high total return
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Long-term growth of capital and income without
                                                             excessive fluctuations in market value
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Capital appreciation through investments, primarily in
                                                             equity securities which are believed to be undervalued
                                                             in the marketplace
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary goal
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Long term capital growth

----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Long term growth of capital; current income is a
                                                             secondary goal
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     Capital appreciation by investing in securities of well-
                                                             known, established companies
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        Long-term capital appreciation by investing in
                                                             securities of foreign insurers, "growth-type"
                                                             companies, cyclical industries and special situations
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    Capital appreciation
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Intermediate and long-term capital appreciation with
                                                             income as a secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Long-term capital growth
Growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Long-term capital growth with current income as a
                                                             secondary consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Current income with capital growth as a secondary
                                                             consideration
----------------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Long-term capital growth and current income with a
Growth                                                       greater emphasis on capital growth
----------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Capital appreciation and current income.

----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Capital appreciation

----------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  As high a level of current income as is consistent with
                                                             the preservation of capital and maintenance of
                                                             liquidity
----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Long-term total return

----------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  High current income while attempting to limit
                                                             changes in the series' net asset value per share
                                                             caused by interest rate changes
----------------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Long-term capital growth
(previously known as Phoenix-Alger Small-Cap
Growth Series)
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          High total return over an extended period of time
                                                             consistent with prudent investment risk


----------------------------------------------------------------------------------------------------------------------



                         Fund Name                                     Investment Advisor / Subadvisor
Federated Fund for U.S. Government Securities II             Federated Investment Management Company


-----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           Federated Investment Management Company

-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                         Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                  Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                 Fidelity Management and Research Company
                                                              Subadvisor: Fidelity Investments Money
                                                               Management, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund                     Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                              Franklin Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio /1, 3, 4/  Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                         Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC

-----------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                          Lord, Abbett & Co. LLC


-----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio              Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                      Neuberger Berman Management LLC
                                                              Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.

-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                        OppenheimerFunds, Inc.


-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive          Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth              Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
                                                              Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate            Phoenix Variable Advisors, Inc. Limited Services
Growth                                                        Subadvisor: Ibbotson Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                             Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Virtus Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Neuberger Berman Management, LLC
-----------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                     Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                  Phoenix Variable Advisors, Inc.
                                                              Subadvisor: Goodwin Capital Advisers, Inc.

-----------------------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                              Phoenix Variable Advisors, Inc.
(previously known as Phoenix-Alger Small-Cap                  Subadvisor: Neuberger Berman Management LLC
Growth Series)
-----------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                          Phoenix Variable Advisors, Inc.
                                                              Subadvisors: Goodwin Capital Advisers, Inc. (fixed
                                                               income portion) Virtus Investment
                                                               Advisers, Inc. (equity portion)
-----------------------------------------------------------------------------------------------------------------


                        Fund Name                                            Investment Objective
Phoenix-Aberdeen International Series                       High total return consistent with reasonable risk

---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         Capital appreciation and income with approximately
                                                            equal emphasis

---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series /5/          Long-term growth of capital.

---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series /7/        Long-term growth of capital by investing primarily in
                                                            small-capitalization stocks that appear to be
                                                            undervalued.
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          Long-term capital appreciation with current income
                                                            as a secondary consideration

---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                  High total return


---------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio            Seeks maximum real return consistent with prudent
                                                            investment management
---------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                                 Seeks maximum real return, consistent with
                                                            preservation of real capital and prudent investment
                                                            management
---------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                Seeks maximum total return, consistent with
                                                            preservation of capital and prudent investment
                                                            management
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond           Seeks to provide total returns that inversely correlate
Strategy Fund /1, 3/                                        to the price movements of a benchmark for U.S.
                                                            Treasury debt instruments or futures contract on a
                                                            specified debt instrument. The Fund's current
                                                            benchmark is the inverse of the daily price movement
                                                            of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                       Seeks to provide investment results that match the
                                                            performance of its benchmark on a daily basis. The
                                                            Fund's current benchmark is 150% of the
                                                            performance of the S&P 500 Index
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 6, 8/  Seeks long-term capital appreciation
(previously known as Rydex Variable Trust Sector
Rotation Fund)
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                                  Seeks a combination of growth of capital and current
                                                            income, with relatively low risk and relatively low
                                                            fluctuations in value
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                      Seeks high current income while seeking to control
                                                            risk
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                              Seeks a combination of growth of capital, current
                                                            income, growth of income and relatively low risk as
                                                            compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                            Seeks growth of capital
---------------------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                             Seeks growth of capital
---------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                       Seeks investment results that correspond to the total
                                                            return performance of U.S. common stock, as
                                                            represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           Long-term capital growth
---------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/               High total return
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            Long-term capital growth
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                  Capital appreciation and current income
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                                 Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger            Long-term growth of capital
International Small Cap)
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                               Long-term growth of capital
---------------------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.                 Long-term growth of capital
Smaller Companies)
---------------------------------------------------------------------------------------------------------------------



                        Fund Name                                  Investment Advisor / Subadvisor
Phoenix-Aberdeen International Series                       Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Aberdeen Asset Management Inc.
----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Duff & Phelps Investment
                                                              Management Company
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series /5/          Phoenix Variable Advisors, Inc.
                                                             Subadvisor: AllianceBernstein L.P. /6 /
----------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series /7/        Phoenix Variable Advisors, Inc.
                                                             Subadvisor: AllianceBernstein L.P. /6/

----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Morgan Stanley Investment
                                                              Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                  Phoenix Variable Advisors, Inc.
                                                             Subadvisor: Morgan Stanley Investment
                                                              Management Inc., d/b/a Van Kampen
----------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio            Pacific Investment Management Company LLC

----------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                                 Pacific Investment Management Company LLC


----------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                Pacific Investment Management Company LLC


----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond           Rydex Investments
Strategy Fund /1, 3/




----------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1, 3/                       Rydex Investments



----------------------------------------------------------------------------------------------------------
Rydex Variable Trust All-Cap Opportunity Fund /1, 3, 6, 8/  Rydex Investments
(previously known as Rydex Variable Trust Sector
Rotation Fund)
----------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                                  Sentinel Asset Management, Inc.


----------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                                      Sentinel Asset Management, Inc.

----------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                              Sentinel Asset Management, Inc.


----------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                            Sentinel Asset Management, Inc.
----------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                             Sentinel Asset Management, Inc.
----------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                       Calvert Asset Management Company, Inc.
                                                             Subadvisor: Summit Investment Partners, Inc.

----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                Templeton Asset Management Ltd.
----------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund /2, 3/               Templeton Investment Counsel, LLC
----------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            Templeton Global Advisors Limited
----------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                  Morgan Stanley Investment Management Inc.
----------------------------------------------------------------------------------------------------------
Wanger International Select                                 Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------
Wanger International (previously known as Wanger            Columbia Wanger Asset Management, L.P.
International Small Cap)
----------------------------------------------------------------------------------------------------------
Wanger Select                                               Columbia Wanger Asset Management, L.P.
----------------------------------------------------------------------------------------------------------
Wanger USA (previously known as Wanger U.S.                 Columbia Wanger Asset Management, L.P.
Smaller Companies)
----------------------------------------------------------------------------------------------------------

--------


/1/ This fund is closed to new investors on May 1, 2006.

/2/ This fund is closed to new investors on October 29, 2001.

/3/ Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

/4/ Effective June 1, 2009 to be known as Lazard Retirement U.S. Small-Mid Cap
    Equity Portfolio.

/5/ Effective May 4, 2009, to be known as Phoenix Mid-Cap Value Series.

/6/ Effective May 4, 2009 new Subadvisor to be Westwood Management Corp.

/7/ Effective May 4, 2009, to be known as Phoenix Small-Cap Value Series.

/8/ Name change effective May 1, 2009.

                                    PART B


                  (Version A is not affected by this filing)

                             Executive Benefit VUL


                                Corporate Edge

           Phoenix Life and Annuity Variable Universal Life Account

                  Issued By: Phoenix Life and Annuity Company


 STATEMENT OF ADDITIONAL INFORMATION                              May 1, 2009


                               -----------------

                  Variable Universal Life Insurance Policies


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2009. You may obtain a copy of the prospectus without charge by contacting Phoenix Variable Products Mail Operations ("VPMO") at the address below or by calling Variable and Universal Life Administration ("VULA") at the telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                               -----------------

                               TABLE OF CONTENTS


                                              Page
--------------------------------------------- ----

Phoenix Life and Annuity Company                 2
The Separate Account.........................    2
Services.....................................    3
Underwriter..................................    3
Information Sharing Agreements...............    3
Performance History..........................    3
Safekeeping of the Separate Account's Assets.    5
State Regulation.............................    5
Reports......................................    5
Experts......................................    5
Separate Account Financial Statements........ SA-1
Company Financial Statements.................  F-1


                               -----------------

If you have any questions, please contact us at:





 [GRAPHIC]                                [GRAPHIC]
           Phoenix Variable Products                 Variable and Universal Life
           Mail Operations ("VPMO")                  Administration ("VULA")
           P.O. Box 8027                             (800) 417-4769
           Boston, MA 02266-8027

Phoenix Life and Annuity Company
--------------------------------------------------------------------------------


We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company incorporated November 2, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative offices are at One American Row in Hartford, Connecticut 06102-5056.


Phoenix Life and Annuity Company ("PLAC") is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

The Separate Account
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on July 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Separate Account is divided into investment options, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional investment options, and the extent to which they would be made available to existing policy owners. Each investment option will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Separate Account nor any of its investment options. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

Reinvestment and Redemption
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

Substitution of Investments
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected investment option to another investment option without penalty.

Determination of Investment Option Values
We establish the unit value of each investment option of the Separate Account on the first valuation date of that investment option. The unit value of an investment option on any other valuation date is determined by multiplying the unit value of that investment option on the just prior valuation date by the net investment factor for that investment option for the then current valuation period. The unit value of each investment option on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each investment option on a valuation date is determined at the end of that day.

The net investment factor for each investment option is determined by the investment performance of the assets held by the investment option during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

                           (A) + (B)
                           ------------  (D) where:
                              (C)

(A) =The value of the assets in the investment option on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) =The amount of any dividend capital gain distribution received by the investment option if the "ex-dividend" date for shares of the fund occurs during the current valuation period.


(C) =The value of the assets in the investment option as of the prior valuation date, including accrued investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.


(D) =The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

Services

--------------------------------------------------------------------------------

Servicing Agent

The Phoenix Edge Series Fund, located at 101 Munson Street, Greenfield, MA 01301 reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web trading. The total administrative service fees paid by the fund for the last three fiscal years were based on a percentage of the Fund's average daily net assets as follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                               $1.7 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------
                 2008                               $1.3 Million
 -----------------------------------------------------------------------------



For 2009, there was a change in the fee structure and The Phoenix Edge Series Fund will reimburse Phoenix Life Insurance Company a flat fee rate of $1.6 million, which will be paid on a weighted average basis based on the net asset value of each Fund.


Other Service Providers
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                 $101,000
 -----------------------------------------------------------------------------
                 2007                                 $ 95,000
 -----------------------------------------------------------------------------
                 2008                                 $ 70,000
 -----------------------------------------------------------------------------


Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:


 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $177,316.43
 -----------------------------------------------------------------------------
                 2007                                $352,306.86
 -----------------------------------------------------------------------------
                 2008                                $355,003.04
 -----------------------------------------------------------------------------



Under an Administrative and Accounting Services Agreement between PNC Global Investment Servicing ("PNCGIS," formerly known as PFPC, INC.) and the Company, PNCGIS provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PNCGIS fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PNCGIS the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



 -----------------------------------------------------------------------------
        Year Ended December 31,                       Fee Paid
 -----------------------------------------------------------------------------
                 2006                                $537,086.62
 -----------------------------------------------------------------------------
                 2007                                $560,416.07
 -----------------------------------------------------------------------------
                 2008                                $511,823.50
 -----------------------------------------------------------------------------



Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the "Phoenix Companies") have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 ("Alliance-One") wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services. Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year and was paid $42,500 in 2008 for rendering such services.

Information Sharing Agreements
--------------------------------------------------------------------------------

Phoenix has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor, and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by Phoenix or the underlying funds in accordance with their established policies.

Underwriter
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix Life and Annuity Company as underwriter offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by Phoenix Life and Annuity Company. PEPCO's principal business address is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix Life and Annuity Company.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed.


Performance History
--------------------------------------------------------------------------------

Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2008:



     Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:...................... $1.000000
     Value of the same account (excluding capital changes) at
       the end of the 7-day period:..............................  1.000160
     Calculation:
     Ending account value........................................  1.000160
     Less beginning account value................................  1.000000
     Net change in account value.................................  0.000160
     Base period return:
     (adjusted change/beginning account value)...................  0.000160
     Current annual yield = return x (365/7) =...................     0.83%
     Effective annual yield = [(1 + return)/365/7/] - 1 =........     0.84%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for an investment option calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since investment option performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

   The Dow Jones Industrial Average/SM /("DJIA")
   CS First Boston High Yield Index
   Citigroup Corporate Index
   Citigroup Government Bond Index
   Standard & Poor's 500 Index(R) ("S&P 500")

Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

   Barron's
   Business Week
   Changing Times
   Forbes
   Fortune
   Consumer Reports
   Investor's Business Daily
   Financial Planning
   Financial Services Weekly
   Money
   The New York Times
   Personal Investor
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA/SM/ are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA .

The S&P 500 is a free-float market capitalization-weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

Safekeeping of the Separate Account's Assets
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

State Regulation
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business. State regulation includes certain limitations on the investments we make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

Experts
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2008 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Michele Drummey, Counsel, The Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws, respectively, in connection with the policies described in the prospectus.

[LOGO]

--------------------------------------------------------------------------------

                                                                  ANNUAL REPORT

                                                               PHOENIX LIFE AND

                                                               ANNUITY VARIABLE

                                                         UNIVERSAL LIFE ACCOUNT

                                                              December 31, 2008

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008

                                                                                                                Alger American
                                                   AIM V.I. Capital     AIM V.I. Core     AIM V.I. Mid Cap   Capital Appreciation
                                                  Appreciation Fund -   Equity Fund -    Core Equity Fund -  Portfolio - Class O
                                                    Series I Shares    Series I Shares     Series I Shares          Shares
                                                  ------------------- ------------------ ------------------- --------------------
Assets:
   Investments at fair value                       $         94,462    $         33,627   $         42,284     $        256,345
                                                  ------------------- ------------------ ------------------- --------------------
   Total Assets                                    $         94,462    $         33,627   $         42,284     $        256,345
Liabilities:
   Payable to Phoenix Life and Annuity Company     $              -    $              -   $              -     $              -
                                                  ------------------- ------------------ ------------------- --------------------
         Total Net Assets                          $         94,462    $         33,627   $         42,284     $        256,345
                                                  =================== ================== =================== ====================
                                                  =================== ================== =================== ====================
         Units Outstanding                                   43,418              40,623             44,331              132,949
                                                  =================== ================== =================== ====================
   Investment shares held                                     5,593               1,703              4,923                8,435
   Investments at cost                             $        110,535    $         42,685   $         62,674     $        217,441

         Unit Value
             Corporate Edge                        $           2.18    $           0.83   $           0.95     $           1.93
             Executive Benefit VUL                 $              -    $              -   $              -     $              -

                                                                                                               Fidelity(R) VIP
                                                    DWS Equity 500    Federated Fund for   Federated High       Contrafund(R)
                                                   Index Fund VIP -    U.S. Government    Income Bond Fund   Portfolio - Service
                                                        Class A         Securities II    II - Primary Shares        Class
                                                  ------------------- ------------------ ------------------- --------------------
Assets:
   Investments at fair value                       $        594,484    $        559,387   $        167,509     $        745,459
                                                  ------------------- ------------------ ------------------- --------------------
   Total Assets                                    $        594,484    $        559,387   $        167,509     $        745,459
Liabilities:
   Payable to Phoenix Life and Annuity Company     $              -    $              -   $              -     $              -
                                                  ------------------- ------------------ ------------------- --------------------
         Total Net Assets                          $        594,484    $        559,387   $        167,509     $        745,459
                                                  =================== ================== =================== ====================
                                                  =================== ================== =================== ====================
         Units Outstanding                                  210,948             128,029             47,096              216,750
                                                  =================== ================== =================== ====================
   Investment shares held                                    62,250              48,855             33,302               48,627
   Investments at cost                             $        635,421    $        563,022   $        249,899     $      1,338,174

         Unit Value
             Corporate Edge                        $           2.82    $           4.37   $           3.56     $           3.44
             Executive Benefit VUL                 $              -    $              -   $              -     $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                  Fidelity(R) VIP Growth
                                                      Opportunities      Fidelity(R) VIP Growth    Franklin Income
                                                   Portfolio - Service    Portfolio - Service     Securities Fund -
                                                          Class                  Class                 Class 2
                                                  ---------------------- ---------------------- ---------------------
Assets:
   Investments at fair value                         $         19,611       $        215,995      $        104,820
                                                  ---------------------- ---------------------- ---------------------
   Total Assets                                      $         19,611       $        215,995      $        104,820
Liabilities:
   Payable to Phoenix Life and Annuity Company       $              -       $              -      $              -
                                                  ---------------------- ---------------------- ---------------------
         Total Net Assets                            $         19,611       $        215,995      $        104,820
                                                  ====================== ====================== =====================
                                                  ====================== ====================== =====================
         Units Outstanding                                      9,999                119,926               128,200
                                                  ====================== ====================== =====================
   Investment shares held                                       1,967                  9,203                 9,243
   Investments at cost                               $         33,630       $        256,717      $        157,430

         Unit Value
             Corporate Edge                          $           1.96       $           1.80      $           0.82
             Executive Benefit VUL                   $              -       $              -      $              -

                                                    Lord Abbett Growth
                                                        and Income          Lord Abbett Mid         Mutual Shares
                                                   Portfolio - Class VC   Cap Value Portfolio     Securities Fund -
                                                          Shares           - Class VC Shares           Class 2
                                                  ---------------------- ---------------------- ---------------------
Assets:
   Investments at fair value                         $        203,484       $         49,042      $        457,843
                                                  ---------------------- ---------------------- ---------------------
   Total Assets                                      $        203,484       $         49,042      $        457,843
Liabilities:
   Payable to Phoenix Life and Annuity Company       $              -       $              -      $              -
                                                  ---------------------- ---------------------- ---------------------
         Total Net Assets                            $        203,484       $         49,042      $        457,843
                                                  ====================== ====================== =====================
                                                  ====================== ====================== =====================
         Units Outstanding                                    249,241                 65,591               146,711
                                                  ====================== ====================== =====================
   Investment shares held                                      11,783                  4,666                38,866
   Investments at cost                               $        307,723       $         86,710      $        516,121

         Unit Value
             Corporate Edge                          $           0.82       $           0.75      $           3.12
             Executive Benefit VUL                   $              -       $              -      $              -

                                                   Lord Abbett Bond
                                                  Debenture Portfolio
                                                   - Class VC Shares
                                                  -------------------
Assets:
   Investments at fair value                       $        174,120
                                                  -------------------
   Total Assets                                    $        174,120
Liabilities:
   Payable to Phoenix Life and Annuity Company     $              -
                                                  -------------------
         Total Net Assets                          $        174,120
                                                  ===================
                                                  ===================
         Units Outstanding                                  176,399
                                                  ===================
   Investment shares held                                    19,520
   Investments at cost                             $        229,743

         Unit Value
             Corporate Edge                        $           0.99
             Executive Benefit VUL                 $              -

                                                   Neuberger Berman
                                                     AMT Small Cap
                                                  Growth Portfolio -
                                                        S Class
                                                  -------------------
Assets:
   Investments at fair value                       $          8,870
                                                  -------------------
   Total Assets                                    $          8,870
Liabilities:
   Payable to Phoenix Life and Annuity Company     $              -
                                                  -------------------
         Total Net Assets                          $          8,870
                                                  ===================
                                                  ===================
         Units Outstanding                                   14,996
                                                  ===================
   Investment shares held                                     1,062
   Investments at cost                             $         14,098

         Unit Value
             Corporate Edge                        $           0.59
             Executive Benefit VUL                 $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                      Oppenheimer        Oppenheimer Main
                                                  Capital Appreciation   Street Small Cap
                                                   Fund/VA - Service   Fund(R)/VA - Service   Phoenix Capital
                                                         Shares               Shares           Growth Series
                                                  -------------------- -------------------- -------------------
Assets:
   Investments at fair value                        $          1,049     $          9,213    $        108,842
                                                  -------------------- -------------------- -------------------
   Total Assets                                     $          1,049     $          9,213    $        108,842
Liabilities:
   Payable to Phoenix Life and Annuity Company      $              -     $              -    $              -
                                                  -------------------- -------------------- -------------------
         Total Net Assets                           $          1,049     $          9,213    $        108,842
                                                  ==================== ==================== ===================
                                                  ==================== ==================== ===================
         Units Outstanding                                     1,654               14,967              59,102
                                                  ==================== ==================== ===================
   Investment shares held                                         41                  874              10,939
   Investments at cost                              $          1,604     $         13,654    $        161,521

         Unit Value
             Corporate Edge                         $           0.63     $           0.62    $           1.84
             Executive Benefit VUL                  $              -     $              -    $              -


                                                   Phoenix Growth and    Phoenix Mid-Cap       Phoenix Money
                                                     Income Series        Growth Series        Market Series
                                                  -------------------- -------------------- -------------------
Assets:
   Investments at fair value                        $        146,033     $         22,067    $      2,015,696
                                                  -------------------- -------------------- -------------------
   Total Assets                                     $        146,033     $         22,067    $      2,015,696
Liabilities:
   Payable to Phoenix Life and Annuity Company      $              -     $              -    $              -
                                                  -------------------- -------------------- -------------------
         Total Net Assets                           $        146,033     $         22,067    $      2,015,696
                                                  ==================== ==================== ===================
                                                  ==================== ==================== ===================
         Units Outstanding                                    54,700               16,327             535,218
                                                  ==================== ==================== ===================
   Investment shares held                                     15,456                2,380             201,570
   Investments at cost                              $        156,049     $         27,981    $      2,015,696

         Unit Value
             Corporate Edge                         $           2.67     $           1.35    $           3.77
             Executive Benefit VUL                  $              -     $              -    $              -

                                                    Phoenix Dynamic
                                                   Asset Allocation
                                                    Series: Growth
                                                  -------------------
Assets:
   Investments at fair value                       $        159,575
                                                  -------------------
   Total Assets                                    $        159,575
Liabilities:
   Payable to Phoenix Life and Annuity Company     $              -
                                                  -------------------
         Total Net Assets                          $        159,575
                                                  ===================
                                                  ===================
         Units Outstanding                                  197,498
                                                  ===================
   Investment shares held                                    21,227
   Investments at cost                             $        222,012

         Unit Value
             Corporate Edge                        $           0.81
             Executive Benefit VUL                 $              -

                                                    Phoenix Multi-
                                                  Sector Fixed Income
                                                        Series
                                                  -------------------
Assets:
   Investments at fair value                       $        471,492
                                                  -------------------
   Total Assets                                    $        471,492
Liabilities:
   Payable to Phoenix Life and Annuity Company     $              -
                                                  -------------------
         Total Net Assets                          $        471,492
                                                  ===================
                                                  ===================
         Units Outstanding                                  122,547
                                                  ===================
   Investment shares held                                    68,605
   Investments at cost                             $        620,704

         Unit Value
             Corporate Edge                        $           3.85
             Executive Benefit VUL                 $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                    Phoenix Multi-
                                                  Sector Short Term  Phoenix Small-Cap  Phoenix Strategic    Phoenix-Aberdeen
                                                     Bond Series       Growth Series    Allocation Series  International Series
                                                  ------------------ ----------------- ------------------- --------------------
Assets:
   Investments at fair value                       $         18,886  $         90,798   $         41,421     $        267,290
                                                  ------------------ ----------------- ------------------- --------------------
   Total Assets                                    $         18,886  $         90,798   $         41,421     $        267,290
Liabilities:
   Payable to Phoenix Life and Annuity Company     $              -  $              -   $              -     $              -
                                                  ------------------ ----------------- ------------------- --------------------
         Total Net Assets                          $         18,886  $         90,798   $         41,421     $        267,290
                                                  ================== ================= =================== ====================
                                                  ================== ================= =================== ====================
         Units Outstanding                                   17,630            21,692             13,106               67,256
                                                  ================== ================= =================== ====================
   Investment shares held                                     2,295             9,528              4,477               24,432
   Investments at cost                             $         22,954  $        161,723   $         56,970     $        374,479

         Unit Value
             Corporate Edge                        $           1.07  $           4.19   $           3.16     $           3.97
             Executive Benefit VUL                 $              -  $              -   $              -     $              -

                                                    Phoenix-Duff &    Phoenix-Sanford    Phoenix-Sanford       Phoenix-Van
                                                  Phelps Real Estate Bernstein Mid-Cap Bernstein Small-Cap   Kampen Comstock
                                                  Securities Series    Value Series       Value Series            Series
                                                  ------------------ ----------------- ------------------- --------------------
Assets:
   Investments at fair value                       $         87,717  $        285,748   $        313,905     $        360,279
                                                  ------------------ ----------------- ------------------- --------------------
   Total Assets                                    $         87,717  $        285,748   $        313,905     $        360,279
Liabilities:
   Payable to Phoenix Life and Annuity Company     $              -  $              -   $              -     $              -
                                                  ------------------ ----------------- ------------------- --------------------
         Total Net Assets                          $         87,717  $        285,748   $        313,905     $        360,279
                                                  ================== ================= =================== ====================
                                                  ================== ================= =================== ====================
         Units Outstanding                                   16,077            66,769             79,832              152,600
                                                  ================== ================= =================== ====================
   Investment shares held                                     5,396            37,844             35,808               46,850
   Investments at cost                             $        110,244  $        477,857   $        492,923     $        613,699

         Unit Value
             Corporate Edge                        $           5.46  $           4.28   $           3.93     $           2.36
             Executive Benefit VUL                 $              -  $              -   $              -     $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                                           PIMCO
                                                                       CommodityReal
                                                     Phoenix-Van    Return(TM) Strategy  PIMCO Real Return  PIMCO Total Return
                                                  Kampen Equity 500 Portfolio - Advisor Portfolio - Advisor Portfolio - Advisor
                                                    Index Series           Class               Class               Class
                                                  ----------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                      $        212,858   $        116,704    $         23,346    $        478,726
                                                  ----------------- ------------------- ------------------- -------------------
   Total Assets                                   $        212,858   $        116,704    $         23,346    $        478,726
Liabilities:
   Payable to Phoenix Life and Annuity Company    $              -   $              -    $              -    $              -
                                                  ----------------- ------------------- ------------------- -------------------
         Total Net Assets                         $        212,858   $        116,704    $         23,346    $        478,726
                                                  ================= =================== =================== ===================
                                                  ================= =================== =================== ===================
         Units Outstanding                                 106,378            175,824              22,218             403,984
                                                  ================= =================== =================== ===================
   Investment shares held                                   26,252             16,648               2,073              46,433
   Investments at cost                            $        317,588   $        232,866    $         26,750    $        493,506

         Unit Value
             Corporate Edge                       $           2.00   $           0.66    $           1.05    $           1.19
             Executive Benefit VUL                $              -   $              -    $              -    $              -

                                                                                                                 Templeton
                                                                     Sentinel Variable   Sentinel Variable  Developing Markets
                                                   Rydex Variable      Products Bond      Products Common    Securities Fund -
                                                   Trust Nova Fund         Fund             Stock Fund            Class 2
                                                  ----------------- ------------------- ------------------- -------------------
Assets:
   Investments at fair value                      $          9,965   $         34,772    $         41,930    $         21,834
                                                  ----------------- ------------------- ------------------- -------------------
   Total Assets                                   $          9,965   $         34,772    $         41,930    $         21,834
Liabilities:
   Payable to Phoenix Life and Annuity Company    $              -   $              -    $              -    $              -
                                                  ----------------- ------------------- ------------------- -------------------
         Total Net Assets                         $          9,965   $         34,772    $         41,930    $         21,834
                                                  ================= =================== =================== ===================
                                                  ================= =================== =================== ===================
         Units Outstanding                                  12,440             32,836              60,979               4,109
                                                  ================= =================== =================== ===================
   Investment shares held                                    2,190              3,505               4,442               3,615
   Investments at cost                            $         14,610   $         35,511    $         58,671    $         50,217

         Unit Value
             Corporate Edge                       $           0.80   $           1.06    $           0.69    $           5.31
             Executive Benefit VUL                $              -   $              -    $              -    $              -

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2008
                                  (Continued)

                                                  Templeton Foreign Templeton Growth
                                                  Securities Fund - Securities Fund -       Wanger               Wanger
                                                       Class 2           Class 2         International    International Select
                                                  ----------------- ----------------- ------------------- --------------------
Assets:
   Investments at fair value                      $        634,946  $        204,240   $        365,770     $        180,223
                                                  ----------------- ----------------- ------------------- --------------------
   Total Assets                                   $        634,946  $        204,240   $        365,770     $        180,223
Liabilities:
   Payable to Phoenix Life and Annuity Company    $              -  $              -   $              -     $              -
                                                  ----------------- ----------------- ------------------- --------------------
         Total Net Assets                         $        634,946  $        204,240   $        365,770     $        180,223
                                                  ================= ================= =================== ====================
                                                  ================= ================= =================== ====================
         Units Outstanding                                 211,746            70,166            107,675               56,316
                                                  ================= ================= =================== ====================
   Investment shares held                                   59,010            24,907             17,679               15,006
   Investments at cost                            $        844,709  $        242,219   $        466,350     $        276,859

         Unit Value
             Corporate Edge                       $           3.00  $           2.91   $           3.40     $           3.20
             Executive Benefit VUL                $              -  $              -   $              -     $              -

                                                    Wanger Select      Wanger USA
                                                  ----------------- -----------------
Assets:
   Investments at fair value                      $        159,540  $        152,184
                                                  ----------------- -----------------
   Total Assets                                   $        159,540  $        152,184
Liabilities:
   Payable to Phoenix Life and Annuity Company    $              -  $              -
                                                  ----------------- -----------------
         Total Net Assets                         $        159,540  $        152,184
                                                  ================= =================
                                                  ================= =================
         Units Outstanding                                  46,040            46,380
                                                  ================= =================
   Investment shares held                                   11,503             7,885
   Investments at cost                            $        188,872  $        158,296

         Unit Value
             Corporate Edge                       $           3.47  $           3.28
             Executive Benefit VUL                $              -  $              -

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008


                                                        AIM V.I. Capital   AIM V.I. Core Equity  AIM V.I. Mid Cap
                                                       Appreciation Fund -   Fund - Series I    Core Equity Fund -
                                                         Series I Shares          Shares          Series I Shares
                                                       ------------------- -------------------- -------------------
Income:
   Dividends                                            $              -     $          1,093    $            874
Expenses:
   Mortality and expense fees                                          -                    -                   -
   Administrative fees                                                 -                    -                   -
                                                       ------------------- -------------------- -------------------
Net investment income (loss)                                           -                1,093                 874
                                                       ------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (3,300)                (714)             (2,437)
   Realized gain distributions                                         -                    -               6,358
                                                       ------------------- -------------------- -------------------
   Realized gain (loss)                                           (3,300)                (714)              3,921
                                                       ------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (68,517)             (17,492)            (33,413)
                                                       ------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $        (71,817)    $        (17,113)   $        (28,618)
                                                       =================== ==================== ===================


                                                         DWS Equity 500     Federated Fund for    Federated High
                                                        Index Fund VIP -     U.S. Government     Income Bond Fund
                                                             Class A          Securities II     II - Primary Shares
                                                       ------------------- -------------------- -------------------
Income:
   Dividends                                            $         20,165     $         29,744    $         21,395
Expenses:
   Mortality and expense fees                                          -                    -                   -
   Administrative fees                                                 -                    -                   -
                                                       ------------------- -------------------- -------------------
Net investment income (loss)                                      20,165               29,744              21,395
                                                       ------------------- -------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    19,162                 (133)             (1,544)
   Realized gain distributions                                         -                    -                   -
                                                       ------------------- -------------------- -------------------
   Realized gain (loss)                                           19,162                 (133)             (1,544)
                                                       ------------------- -------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (406,922)              (6,147)            (80,618)
                                                       ------------------- -------------------- -------------------
Net increase (decrease) in net assets from operations   $       (367,595)    $         23,464    $        (60,767)
                                                       =================== ==================== ===================

                                                          Alger American
                                                       Capital Appreciation
                                                       Portfolio - Class O
                                                              Shares
                                                       --------------------
Income:
   Dividends                                             $              -
Expenses:
   Mortality and expense fees                                           -
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                            -
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     10,782
   Realized gain distributions                                          -
                                                       --------------------
   Realized gain (loss)                                            10,782
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (233,887)
                                                       --------------------
Net increase (decrease) in net assets from operations    $       (223,105)
                                                       ====================

                                                         Fidelity(R) VIP
                                                          Contrafund(R)
                                                       Portfolio - Service
                                                              Class
                                                       --------------------
Income:
   Dividends                                             $          9,693
Expenses:
   Mortality and expense fees                                           -
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                        9,693
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (17,094)
   Realized gain distributions                                     30,754
                                                       --------------------
   Realized gain (loss)                                            13,660
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (571,712)
                                                       --------------------
Net increase (decrease) in net assets from operations    $       (548,359)
                                                       ====================


                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                         Fidelity(R) VIP Growth
                                                             Opportunities      Fidelity(R) VIP Growth  Franklin Income
                                                          Portfolio - Service    Portfolio - Service   Securities Fund -
                                                                 Class                  Class               Class 2
                                                         ---------------------- ---------------------- -----------------
Income:
   Dividends                                                $            120       $          2,382    $          7,140
Expenses:
   Mortality and expense fees                                              -                      -                   -
   Administrative fees                                                     -                      -                   -
                                                         ---------------------- ---------------------- -----------------
Net investment income (loss)                                             120                  2,382               7,140
                                                         ---------------------- ---------------------- -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                        (5,477)               (16,717)                (90)
   Realized gain distributions                                             -                      -               2,990
                                                         ---------------------- ---------------------- -----------------
   Realized gain (loss)                                               (5,477)               (16,717)              2,900
                                                         ---------------------- ---------------------- -----------------

Change in unrealized appreciation (depreciation) during
   the year                                                          (28,862)              (242,802)            (50,047)
                                                         ---------------------- ---------------------- -----------------
Net increase (decrease) in net assets from operations       $        (34,219)      $       (257,137)   $        (40,007)
                                                         ====================== ====================== =================

                                                           Lord Abbett Growth
                                                               and Income          Lord Abbett Mid       Mutual Shares
                                                          Portfolio - Class VC   Cap Value Portfolio   Securities Fund -
                                                                 Shares           - Class VC Shares         Class 2
                                                         ---------------------- ---------------------- -----------------
Income:
   Dividends                                                $          4,149       $            882    $         20,280
Expenses:
   Mortality and expense fees                                              -                      -                   -
   Administrative fees                                                     -                      -                   -
                                                         ---------------------- ---------------------- -----------------
Net investment income (loss)                                           4,149                    882              20,280
                                                         ---------------------- ---------------------- -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                        (7,294)                     -             (13,166)
   Realized gain distributions                                           971                  2,947              28,845
                                                         ---------------------- ---------------------- -----------------
   Realized gain (loss)                                               (6,323)                 2,947              15,679
                                                         ---------------------- ---------------------- -----------------

Change in unrealized appreciation (depreciation) during
   the year                                                         (117,601)               (34,650)           (337,635)
                                                         ---------------------- ---------------------- -----------------
Net increase (decrease) in net assets from operations       $       (119,775)      $        (30,821)   $       (301,676)
                                                         ====================== ====================== =================

                                                          Lord Abbett Bond
                                                         Debenture Portfolio
                                                          - Class VC Shares
                                                         -------------------
Income:
   Dividends                                              $         13,223
Expenses:
   Mortality and expense fees                                            -
   Administrative fees                                                   -
                                                         -------------------
Net investment income (loss)                                        13,223
                                                         -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                         (13)
   Realized gain distributions                                         502
                                                         -------------------
   Realized gain (loss)                                                489
                                                         -------------------

Change in unrealized appreciation (depreciation) during
   the year                                                        (50,622)
                                                         -------------------
Net increase (decrease) in net assets from operations     $        (36,910)
                                                         ===================

                                                          Neuberger Berman
                                                            AMT Small Cap
                                                         Growth Portfolio -
                                                               S Class
                                                         -------------------
Income:
   Dividends                                              $              -
Expenses:
   Mortality and expense fees                                            -
   Administrative fees                                                   -
                                                         -------------------
Net investment income (loss)                                             -
                                                         -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                           -
   Realized gain distributions                                         444
                                                         -------------------
   Realized gain (loss)                                                444
                                                         -------------------

Change in unrealized appreciation (depreciation) during
   the year                                                         (5,228)
                                                         -------------------
Net increase (decrease) in net assets from operations     $         (4,784)
                                                         ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                           Oppenheimer        Oppenheimer Main
                                                       Capital Appreciation   Street Small Cap
                                                        Fund/VA - Service   Fund(R)/VA - Service  Phoenix Capital
                                                              Shares               Shares          Growth Series
                                                       -------------------- -------------------- ----------------
Income:
   Dividends                                             $              -     $              -   $             48
Expenses:
   Mortality and expense fees                                           -                    -                  -
   Administrative fees                                                  -                    -                  -
                                                       -------------------- -------------------- ----------------
Net investment income (loss)                                            -                    -                 48
                                                       -------------------- -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                          -                    -               (111)
   Realized gain distributions                                          -                    -                  -
                                                       -------------------- -------------------- ----------------
   Realized gain (loss)                                                 -                    -               (111)
                                                       -------------------- -------------------- ----------------

Change in unrealized appreciation (depreciation)
   during the year                                                   (555)              (4,441)           (73,081)
                                                       -------------------- -------------------- ----------------
Net increase (decrease) in net assets from operations    $           (555)    $         (4,441)  $        (73,144)
                                                       ==================== ==================== ================


                                                        Phoenix Growth and    Phoenix Mid-Cap      Phoenix Money
                                                          Income Series        Growth Series       Market Series
                                                       -------------------- -------------------- ----------------
Income:
   Dividends                                             $          2,669     $              -   $         42,199
Expenses:
   Mortality and expense fees                                           -                    -                  -
   Administrative fees                                                  -                    -                  -
                                                       -------------------- -------------------- ----------------
Net investment income (loss)                                        2,669                    -             42,199
                                                       -------------------- -------------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     28,560               (3,875)                 -
   Realized gain distributions                                      2,633                    -                  -
                                                       -------------------- -------------------- ----------------
   Realized gain (loss)                                            31,193               (3,875)                 -
                                                       -------------------- -------------------- ----------------

Change in unrealized appreciation (depreciation)
   during the year                                               (126,451)             (23,244)                 -
                                                       -------------------- -------------------- ----------------
Net increase (decrease) in net assets from operations    $        (92,589)    $        (27,119)  $         42,199
                                                       ==================== ==================== ================

                                                         Phoenix Dynamic
                                                        Asset Allocation
                                                         Series: Growth
                                                       -------------------
Income:
   Dividends                                            $          4,154
Expenses:
   Mortality and expense fees                                          -
   Administrative fees                                                 -
                                                       -------------------
Net investment income (loss)                                       4,154
                                                       -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      (104)
   Realized gain distributions                                     2,272
                                                       -------------------
   Realized gain (loss)                                            2,168
                                                       -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (79,478)
                                                       -------------------
Net increase (decrease) in net assets from operations   $        (73,156)
                                                       ===================

                                                         Phoenix Multi-
                                                       Sector Fixed Income
                                                             Series
                                                       -------------------
Income:
   Dividends                                            $         41,634
Expenses:
   Mortality and expense fees                                          -
   Administrative fees                                                 -
                                                       -------------------
Net investment income (loss)                                      41,634
                                                       -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (11,516)
   Realized gain distributions                                         -
                                                       -------------------
   Realized gain (loss)                                          (11,516)
                                                       -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (144,608)
                                                       -------------------
Net increase (decrease) in net assets from operations   $       (114,490)
                                                       ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                         Phoenix Multi-
                                                       Sector Short Term  Phoenix Small-Cap  Phoenix Strategic
                                                          Bond Series       Growth Series    Allocation Series
                                                       ------------------ ----------------- -------------------
Income:
   Dividends                                            $          1,223  $              -   $          1,737
Expenses:
   Mortality and expense fees                                          -                 -                  -
   Administrative fees                                                 -                 -                  -
                                                       ------------------ ----------------- -------------------
Net investment income (loss)                                       1,223                 -              1,737
                                                       ------------------ ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                       (22)          (10,165)            (6,539)
   Realized gain distributions                                         -             4,291                622
                                                       ------------------ ----------------- -------------------
   Realized gain (loss)                                              (22)           (5,874)            (5,917)
                                                       ------------------ ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                                (3,620)          (76,985)           (15,234)
                                                       ------------------ ----------------- -------------------
Net increase (decrease) in net assets from operations   $         (2,419) $        (82,859)  $        (19,414)
                                                       ================== ================= ===================

                                                         Phoenix-Duff &    Phoenix-Sanford    Phoenix-Sanford
                                                       Phelps Real Estate Bernstein Mid-Cap Bernstein Small-Cap
                                                       Securities Series    Value Series       Value Series
                                                       ------------------ ----------------- -------------------
Income:
   Dividends                                            $          2,489  $            702   $            381
Expenses:
   Mortality and expense fees                                          -                 -                  -
   Administrative fees                                                 -                 -                  -
                                                       ------------------ ----------------- -------------------
Net investment income (loss)                                       2,489               702                381
                                                       ------------------ ----------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (21,917)           (6,203)           (35,102)
   Realized gain distributions                                     3,981            24,409             11,493
                                                       ------------------ ----------------- -------------------
   Realized gain (loss)                                          (17,936)           18,206            (23,609)
                                                       ------------------ ----------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (48,795)         (185,570)          (182,334)
                                                       ------------------ ----------------- -------------------
Net increase (decrease) in net assets from operations   $        (64,242) $       (166,662)  $       (205,562)
                                                       ================== ================= ===================

                                                         Phoenix-Aberdeen
                                                       International Series
                                                       --------------------
Income:
   Dividends                                             $          7,691
Expenses:
   Mortality and expense fees                                           -
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                        7,691
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (14,353)
   Realized gain distributions                                     18,874
                                                       --------------------
   Realized gain (loss)                                             4,521
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (194,731)
                                                       --------------------
Net increase (decrease) in net assets from operations    $       (182,519)
                                                       ====================

                                                           Phoenix-Van
                                                         Kampen Comstock
                                                              Series
                                                       --------------------
Income:
   Dividends                                             $          8,794
Expenses:
   Mortality and expense fees                                           -
   Administrative fees                                                  -
                                                       --------------------
Net investment income (loss)                                        8,794
                                                       --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     (2,588)
   Realized gain distributions                                      9,994
                                                       --------------------
   Realized gain (loss)                                             7,406
                                                       --------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (221,166)
                                                       --------------------
Net increase (decrease) in net assets from operations    $       (204,966)
                                                       ====================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                                                PIMCO
                                                                            CommodityReal
                                                          Phoenix-Van    Return/TM/ Strategy  PIMCO Real Return
                                                       Kampen Equity 500 Portfolio - Advisor Portfolio - Advisor
                                                         Index Series           Class               Class
                                                       ----------------- ------------------- -------------------
Income:
   Dividends                                           $          4,392   $          8,881    $            507
Expenses:
   Mortality and expense fees                                         -                  -                   -
   Administrative fees                                                -                  -                   -
                                                       ----------------- ------------------- -------------------
Net investment income (loss)                                      4,392              8,881                 507
                                                       ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                   (3,401)               (24)                  -
   Realized gain distributions                                        -              1,890                  36
                                                       ----------------- ------------------- -------------------
   Realized gain (loss)                                          (3,401)             1,866                  36
                                                       ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                             (115,022)          (116,162)             (3,403)
                                                       ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $       (114,031)  $       (105,415)   $         (2,860)
                                                       ================= =================== ===================


                                                                          Sentinel Variable   Sentinel Variable
                                                        Rydex Variable      Products Bond      Products Common
                                                        Trust Nova Fund         Fund             Stock Fund
                                                       ----------------- ------------------- -------------------
Income:
   Dividends                                           $             63   $          1,377    $            643
Expenses:
   Mortality and expense fees                                         -                  -                   -
   Administrative fees                                                -                  -                   -
                                                       ----------------- ------------------- -------------------
Net investment income (loss)                                         63              1,377                 643
                                                       ----------------- ------------------- -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      (41)                 -                   -
   Realized gain distributions                                        -                  -                   -
                                                       ----------------- ------------------- -------------------
   Realized gain (loss)                                             (41)                 -                   -
                                                       ----------------- ------------------- -------------------

Change in unrealized appreciation (depreciation)
   during the year                                              (11,979)              (739)            (16,741)
                                                       ----------------- ------------------- -------------------
Net increase (decrease) in net assets from operations  $        (11,957)  $            638    $        (16,098)
                                                       ================= =================== ===================


                                                       PIMCO Total Return
                                                       Portfolio - Advisor
                                                              Class
                                                       -------------------
Income:
   Dividends                                            $         18,748
Expenses:
   Mortality and expense fees                                          -
   Administrative fees                                                 -
                                                       -------------------
Net investment income (loss)                                      18,748
                                                       -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                         -
   Realized gain distributions                                     9,023
                                                       -------------------
   Realized gain (loss)                                            9,023
                                                       -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (17,741)
                                                       -------------------
Net increase (decrease) in net assets from operations   $         10,030
                                                       ===================

                                                            Templeton
                                                       Developing Markets
                                                        Securities Fund -
                                                             Class 2
                                                       -------------------
Income:
   Dividends                                            $          1,082
Expenses:
   Mortality and expense fees                                          -
   Administrative fees                                                 -
                                                       -------------------
Net investment income (loss)                                       1,082
                                                       -------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (1,923)
   Realized gain distributions                                     8,113
                                                       -------------------
   Realized gain (loss)                                            6,190
                                                       -------------------

Change in unrealized appreciation (depreciation)
   during the year                                               (29,285)
                                                       -------------------
Net increase (decrease) in net assets from operations   $        (22,013)
                                                       ===================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2008
                                  (Continued)

                                                         Templeton Foreign Templeton Growth
                                                         Securities Fund - Securities Fund -      Wanger
                                                              Class 2           Class 2        International
                                                         ----------------- ----------------- ----------------
Income:
   Dividends                                             $         21,066  $          5,348  $          5,319
Expenses:
   Mortality and expense fees                                           -                 -                 -
   Administrative fees                                                  -                 -                 -
                                                         ----------------- ----------------- ----------------
Net investment income (loss)                                       21,066             5,348             5,319
                                                         ----------------- ----------------- ----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                     (9,871)           14,569             8,725
   Realized gain distributions                                     86,219            21,074            80,450
                                                         ----------------- ----------------- ----------------
   Realized gain (loss)                                            76,348            35,643            89,175
                                                         ----------------- ----------------- ----------------

Change in unrealized appreciation (depreciation) during
   the year                                                      (534,790)         (205,133)         (418,861)
                                                         ----------------- ----------------- ----------------
Net increase (decrease) in net assets from operations    $       (437,376) $       (164,142) $       (324,367)
                                                         ================= ================= ================

                                                           Wanger Select      Wanger USA
                                                         ----------------- -----------------
Income:
   Dividends                                             $              -  $              -
Expenses:
   Mortality and expense fees                                           -                 -
   Administrative fees                                                  -                 -
                                                         ----------------- -----------------
Net investment income (loss)                                            -                 -
                                                         ----------------- -----------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                    (37,935)              719
   Realized gain distributions                                     10,386            30,879
                                                         ----------------- -----------------
   Realized gain (loss)                                           (27,549)           31,598
                                                         ----------------- -----------------

Change in unrealized appreciation (depreciation) during
   the year                                                      (168,881)         (147,654)
                                                         ----------------- -----------------
Net increase (decrease) in net assets from operations    $       (196,430) $       (116,056)
                                                         ================= =================

                                                                Wanger
                                                         International Select
                                                         --------------------
Income:
   Dividends                                               $          1,476
Expenses:
   Mortality and expense fees                                             -
   Administrative fees                                                    -
                                                         --------------------
Net investment income (loss)                                          1,476
                                                         --------------------

Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares                      (51,393)
   Realized gain distributions                                       99,002
                                                         --------------------
   Realized gain (loss)                                              47,609
                                                         --------------------

Change in unrealized appreciation (depreciation) during
   the year                                                        (239,003)
                                                         --------------------
Net increase (decrease) in net assets from operations      $       (189,918)
                                                         ====================



Income:
   Dividends
Expenses:
   Mortality and expense fees
   Administrative fees

Net investment income (loss)


Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares
   Realized gain distributions

   Realized gain (loss)


Change in unrealized appreciation (depreciation) during the year

Net increase (decrease) in net assets from operations


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007

                                                             AIM V.I. Capital Appreciation Fund - Series I
                                                                              Shares
                                                             --------------------------------------------
                                                                     2008                   2007
                                                              -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                 -    $                 -
      Realized gains (losses)                                             (3,300)                   202
      Unrealized appreciation (depreciation) during
       the year                                                          (68,517)                19,278
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                    (71,817)                19,480
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                               5,865                 20,735
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (15,226)                44,678
      Transfers for contract benefits and terminations                   (18,616)                  (519)
      Contract maintenance charges                                        (4,469)                (4,242)
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (32,446)                60,652
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                        (104,263)                80,132
Net assets at beginning of period                                        198,725                118,593
                                                             -------------------    -------------------
Net assets at end of period                                  $            94,462    $           198,725
                                                             ===================    ===================

                                                             AIM V.I. Core Equity Fund - Series I Shares
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             1,093   $               689
      Realized gains (losses)                                               (714)                  427
      Unrealized appreciation (depreciation) during
       the year                                                          (17,492)                3,706
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                    (17,113)                4,822
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                                   -                     -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (10,086)               (2,759)
      Transfers for contract benefits and terminations                         -                     -
      Contract maintenance charges                                          (690)                 (650)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (10,776)               (3,409)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                         (27,889)                1,413
Net assets at beginning of period                                         61,516                60,103
                                                             -------------------   -------------------
Net assets at end of period                                  $            33,627   $            61,516
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             AIM V.I. Mid Cap Core Equity Fund - Series I
                                                                              Shares
                                                             -------------------------------------------
                                                                     2008                   2007
                                                              -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               874    $               868
      Realized gains (losses)                                              3,921                  5,668
      Unrealized appreciation (depreciation) during
       the year                                                          (33,413)                26,074
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                    (28,618)                32,610
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                                 699                 19,386
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (322,356)                     -
      Transfers for contract benefits and terminations                         -                      -
      Contract maintenance charges                                          (480)                  (424)
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (322,137)                18,962
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                        (350,755)                51,572
Net assets at beginning of period                                        393,039                341,467
                                                             -------------------    -------------------
Net assets at end of period                                  $            42,284    $           393,039
                                                             ===================    ===================

                                                             Alger American Capital Appreciation Portfolio -
                                                                          Class O Shares
                                                             ----------------------------------------------
                                                                     2008                    2007
                                                              -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                 -     $                 -
      Realized gains (losses)                                             10,782                   5,490
      Unrealized appreciation (depreciation) during
       the year                                                         (233,887)                124,615
                                                             -------------------     -------------------
Net increase (decrease) in net assets from operations                   (223,105)                130,105
                                                             -------------------     -------------------
Contract transactions:
      Payments received from contract owners                               7,133                   6,607
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (25,258)                  2,151
      Transfers for contract benefits and terminations                         -                  (7,629)
      Contract maintenance charges                                       (12,732)                (12,359)
                                                             -------------------     -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (30,857)                (11,230)
                                                             -------------------     -------------------
         Total increase (decrease) in net assets                        (253,962)                118,875
Net assets at beginning of period                                        510,307                 391,432
                                                             -------------------     -------------------
Net assets at end of period                                  $           256,345     $           510,307
                                                             ===================     ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              DWS Equity 500 Index Fund VIP - Class A
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            20,165  $            16,291
      Realized gains (losses)                                             19,162                  272
      Unrealized appreciation (depreciation) during
       the year                                                         (406,922)              39,173
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (367,595)              55,736
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              44,140               69,658
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (136,034)                (764)
      Transfers for contract benefits and terminations                    (3,498)              (9,280)
      Contract maintenance charges                                       (44,267)             (41,483)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (139,659)              18,131
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (507,254)              73,867
Net assets at beginning of period                                      1,101,738            1,027,871
                                                             -------------------  -------------------
Net assets at end of period                                  $           594,484  $         1,101,738
                                                             ===================  ===================

                                                                Federated Fund for U.S. Government
                                                                           Securities II
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            29,744  $            24,012
      Realized gains (losses)                                               (133)                 (41)
      Unrealized appreciation (depreciation) during
       the year                                                           (6,147)              11,601
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     23,464               35,572
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              17,415               70,438
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (66,588)              (2,586)
      Transfers for contract benefits and terminations                   (11,326)              (7,238)
      Contract maintenance charges                                       (15,608)             (13,213)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (76,107)              47,401
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         (52,643)              82,973
Net assets at beginning of period                                        612,030              529,057
                                                             -------------------  -------------------
Net assets at end of period                                  $           559,387  $           612,030
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                               Federated High Income Bond Fund II -
                                                                          Primary Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            21,395  $            18,056
      Realized gains (losses)                                             (1,544)                  (1)
      Unrealized appreciation (depreciation) during
       the year                                                          (80,618)             (10,679)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (60,767)               7,376
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               2,860                8,119
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (7,268)              46,052
      Transfers for contract benefits and terminations                         -                  (40)
      Contract maintenance charges                                        (4,672)              (4,349)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  (9,080)              49,782
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         (69,847)              57,158
Net assets at beginning of period                                        237,356              180,198
                                                             -------------------  -------------------
Net assets at end of period                                  $           167,509  $           237,356
                                                             ===================  ===================

                                                             Fidelity(R) VIP Contrafund(R) Portfolio - Service
                                                                               Class
                                                             ------------------------------------------------
                                                                     2008                     2007
                                                               -------------------      -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             9,693      $             8,318
      Realized gains (losses)                                             13,660                  253,215
      Unrealized appreciation (depreciation) during
       the year                                                         (571,712)                (103,600)
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                   (548,359)                 157,933
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                              44,637                   36,957
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      223,647                  (95,263)
      Transfers for contract benefits and terminations                         -                  (57,032)
      Contract maintenance charges                                        (5,590)                  (4,889)
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 262,694                 (120,227)
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                        (285,665)                  37,706
Net assets at beginning of period                                      1,031,124                  993,418
                                                             -------------------      -------------------
Net assets at end of period                                  $           745,459      $         1,031,124
                                                             ===================      ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Fidelity(R) VIP Growth Opportunities Portfolio -
                                                                           Service Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               120      $                 -
      Realized gains (losses)                                             (5,477)                     496
      Unrealized appreciation (depreciation) during
       the year                                                          (28,862)                  12,271
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                    (34,219)                  12,767
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                               1,897                   13,624
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (14,270)                  (5,464)
      Transfers for contract benefits and terminations                         -                     (639)
      Contract maintenance charges                                        (1,151)                  (1,302)
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (13,524)                   6,219
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                         (47,743)                  18,986
Net assets at beginning of period                                         67,354                   48,368
                                                             -------------------      -------------------
Net assets at end of period                                  $            19,611      $            67,354
                                                             ===================      ===================

                                                             Fidelity(R) VIP Growth Portfolio - Service Class
                                                             -----------------------------------------------
                                                                     2008                     2007
                                                               -------------------     -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             2,382      $             3,093
      Realized gains (losses)                                            (16,717)                   1,468
      Unrealized appreciation (depreciation) during
       the year                                                         (242,802)                 110,882
                                                             -------------------      -------------------
Net increase (decrease) in net assets from operations                   (257,137)                 115,443
                                                             -------------------      -------------------
Contract transactions:
      Payments received from contract owners                              10,908                   19,059
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (80,236)                 (14,002)
      Transfers for contract benefits and terminations                         -                        -
      Contract maintenance charges                                        (8,657)                  (8,064)
                                                             -------------------      -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (77,985)                  (3,007)
                                                             -------------------      -------------------
         Total increase (decrease) in net assets                        (335,122)                 112,436
Net assets at beginning of period                                        551,117                  438,681
                                                             -------------------      -------------------
Net assets at end of period                                  $           215,995      $           551,117
                                                             ===================      ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                               Franklin Income Securities Fund - Class 2
                                                               ----------------------------------------
                                                                       2008                 2007
                                                               -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                             $             7,140  $             1,442
      Realized gains (losses)                                                2,900                  267
      Unrealized appreciation (depreciation) during the
       year                                                                (50,047)              (2,562)
                                                               -------------------  -------------------
Net increase (decrease) in net assets from operations                      (40,007)                (853)
                                                               -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                    45                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                        102,780               43,603
      Transfers for contract benefits and terminations                           -                    -
      Contract maintenance charges                                            (748)                   -
                                                               -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                            102,077               43,603
                                                               -------------------  -------------------
         Total increase (decrease) in net assets                            62,070               42,750
Net assets at beginning of period                                           42,750                    -
                                                               -------------------  -------------------
Net assets at end of period                                    $           104,820  $            42,750
                                                               ===================  ===================

                                                                Lord Abbett Bond Debenture Portfolio -
                                                                            Class VC Shares
                                                               ----------------------------------------
                                                                       2008                 2007
                                                               -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                             $            13,223  $            12,502
      Realized gains (losses)                                                  489                  799
      Unrealized appreciation (depreciation) during the
       year                                                                (50,622)              (1,524)
                                                               -------------------  -------------------
Net increase (decrease) in net assets from operations                      (36,910)              11,777
                                                               -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                 5,421                5,664
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                              -               48,939
      Transfers for contract benefits and terminations                           -              (10,875)
      Contract maintenance charges                                          (1,235)              (1,046)
                                                               -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                              4,186               42,682
                                                               -------------------  -------------------
         Total increase (decrease) in net assets                           (32,724)              54,459
Net assets at beginning of period                                          206,844              152,385
                                                               -------------------  -------------------
Net assets at end of period                                    $           174,120  $           206,844
                                                               ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Lord Abbett Growth and Income Portfolio -
                                                                          Class VC Shares
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             4,149  $             4,332
      Realized gains (losses)                                             (6,323)              23,902
      Unrealized appreciation (depreciation) during
       the year                                                         (117,601)             (16,692)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (119,775)              11,542
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               5,110                7,128
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (23,967)               3,642
      Transfers for contract benefits and terminations                    (4,471)              (4,175)
      Contract maintenance charges                                        (1,271)              (1,397)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (24,599)               5,198
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (144,374)              16,740
Net assets at beginning of period                                        347,858              331,118
                                                             -------------------  -------------------
Net assets at end of period                                  $           203,484  $           347,858
                                                             ===================  ===================

                                                             Lord Abbett Mid Cap Value Portfolio - Class
                                                                             VC Shares
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               882   $               340
      Realized gains (losses)                                              2,947                15,666
      Unrealized appreciation (depreciation) during
       the year                                                          (34,650)              (13,232)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                    (30,821)                2,774
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                               3,855                 4,176
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                        1,420               (13,075)
      Transfers for contract benefits and terminations                         -               (38,061)
      Contract maintenance charges                                             -                   (20)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                   5,275               (46,980)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                         (25,546)              (44,206)
Net assets at beginning of period                                         74,588               118,794
                                                             -------------------   -------------------
Net assets at end of period                                  $            49,042   $            74,588
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                              Mutual Shares Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            20,280  $            12,811
      Realized gains (losses)                                             15,679               32,531
      Unrealized appreciation (depreciation) during
       the year                                                         (337,635)             (15,303)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (301,676)              30,039
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              25,985               30,496
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (47,228)             (30,429)
      Transfers for contract benefits and terminations                   (42,724)                 (67)
      Contract maintenance charges                                       (40,306)             (34,895)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (104,273)             (34,895)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (405,949)              (4,856)
Net assets at beginning of period                                        863,792              868,648
                                                             -------------------  -------------------
Net assets at end of period                                  $           457,843  $           863,792
                                                             ===================  ===================

                                                              Neuberger Berman AMT Small Cap Growth
                                                                       Portfolio - S Class
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                 -  $                 -
      Realized gains (losses)                                                444                    -
      Unrealized appreciation (depreciation) during
       the year                                                           (5,228)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     (4,784)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       13,654                    -
      Transfers for contract benefits and terminations                         -                    -
      Contract maintenance charges                                             -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  13,654                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                           8,870                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $             8,870  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Oppenheimer Capital Appreciation Fund/VA -
                                                                          Service Shares
                                                             ------------------------------------------
                                                                     2008                 2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                 -   $                 -
      Realized gains (losses)                                                  -                     -
      Unrealized appreciation (depreciation) during
       the year                                                             (555)                    -
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                       (555)                    -
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                                   -                     -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                        1,604                     -
      Transfers for contract benefits and terminations                         -                     -
      Contract maintenance charges                                             -                     -
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                   1,604                     -
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                           1,049                     -
Net assets at beginning of period                                              -                     -
                                                             -------------------   -------------------
Net assets at end of period                                  $             1,049   $                 -
                                                             ===================   ===================

                                                                Oppenheimer Main Street Small Cap
                                                                   Fund(R)/VA - Service Shares
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                 -  $                 -
      Realized gains (losses)                                                  -                    -
      Unrealized appreciation (depreciation) during
       the year                                                           (4,441)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     (4,441)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       13,654                    -
      Transfers for contract benefits and terminations                         -                    -
      Contract maintenance charges                                             -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  13,654                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                           9,213                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $             9,213  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                                   Phoenix Capital Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                48  $               457
      Realized gains (losses)                                               (111)               2,720
      Unrealized appreciation (depreciation) during
       the year                                                          (73,081)              16,233
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (73,144)              19,410
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              15,582               17,364
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (1,653)              (9,888)
      Transfers for contract benefits and terminations                         -              (25,685)
      Contract maintenance charges                                        (3,807)              (4,102)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  10,122              (22,311)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         (63,022)              (2,901)
Net assets at beginning of period                                        171,864              174,765
                                                             -------------------  -------------------
Net assets at end of period                                  $           108,842  $           171,864
                                                             ===================  ===================

                                                             Phoenix Dynamic Asset Allocation Series:
                                                                              Growth
                                                             ----------------------------------------
                                                                     2008                   2007
                                                             -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             4,154    $             2,841
      Realized gains (losses)                                              2,168                  1,393
      Unrealized appreciation (depreciation) during
       the year                                                          (79,478)                 8,795
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                    (73,156)                13,029
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                              21,756                 21,657
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            -                 34,005
      Transfers for contract benefits and terminations                         -                     (2)
      Contract maintenance charges                                        (5,707)                (4,952)
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  16,049                 50,708
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                         (57,107)                63,737
Net assets at beginning of period                                        216,682                152,945
                                                             -------------------    -------------------
Net assets at end of period                                  $           159,575    $           216,682
                                                             ===================    ===================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                 Phoenix Growth and Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             2,669  $             3,672
      Realized gains (losses)                                             31,193               13,184
      Unrealized appreciation (depreciation) during
       the year                                                         (126,451)               8,542
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (92,589)              25,398
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              12,091               42,606
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (89,871)             (24,643)
      Transfers for contract benefits and terminations                   (54,186)             (21,845)
      Contract maintenance charges                                        (3,706)              (6,884)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (135,672)             (10,766)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (228,261)              14,632
Net assets at beginning of period                                        374,294              359,662
                                                             -------------------  -------------------
Net assets at end of period                                  $           146,033  $           374,294
                                                             ===================  ===================

                                                                   Phoenix Mid-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                 -  $                 -
      Realized gains (losses)                                             (3,875)               1,221
      Unrealized appreciation (depreciation) during
       the year                                                          (23,244)              10,253
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (27,119)              11,474
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               1,783                1,822
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            -               (4,225)
      Transfers for contract benefits and terminations                   (11,449)                 (59)
      Contract maintenance charges                                        (2,853)              (3,059)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (12,519)              (5,521)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         (39,638)               5,953
Net assets at beginning of period                                         61,705               55,752
                                                             -------------------  -------------------
Net assets at end of period                                  $            22,067  $            61,705
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                    Phoenix Money Market Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            42,199  $            80,032
      Realized gains (losses)                                                  -                    -
      Unrealized appreciation (depreciation) during
       the year                                                                -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     42,199               80,032
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                             175,589              173,497
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       87,668              (65,524)
      Transfers for contract benefits and terminations                   (27,367)                (334)
      Contract maintenance charges                                       (39,442)             (35,735)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 196,448               71,904
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         238,647              151,936
Net assets at beginning of period                                      1,777,049            1,625,113
                                                             -------------------  -------------------
Net assets at end of period                                  $         2,015,696  $         1,777,049
                                                             ===================  ===================

                                                             Phoenix Multi-Sector Fixed Income Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            41,634  $            31,536
      Realized gains (losses)                                            (11,516)                (407)
      Unrealized appreciation (depreciation) during
       the year                                                         (144,608)              (9,653)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (114,490)              21,476
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              12,325               31,068
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (15,093)             (12,954)
      Transfers for contract benefits and terminations                    (5,217)             (14,310)
      Contract maintenance charges                                        (8,374)              (7,347)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (16,359)              (3,543)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (130,849)              17,933
Net assets at beginning of period                                        602,341              584,408
                                                             -------------------  -------------------
Net assets at end of period                                  $           471,492  $           602,341
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                               Phoenix Multi-Sector Short Term Bond
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             1,223  $             1,256
      Realized gains (losses)                                                (22)                  59
      Unrealized appreciation (depreciation) during
       the year                                                           (3,620)                (444)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                     (2,419)                 871
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (2,727)              (4,394)
      Transfers for contract benefits and terminations                         -                    -
      Contract maintenance charges                                             -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  (2,727)              (4,394)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          (5,146)              (3,523)
Net assets at beginning of period                                         24,032               27,555
                                                             -------------------  -------------------
Net assets at end of period                                  $            18,886  $            24,032
                                                             ===================  ===================

                                                                  Phoenix Small-Cap Growth Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                 -  $                 -
      Realized gains (losses)                                             (5,874)              44,258
      Unrealized appreciation (depreciation) during
       the year                                                          (76,985)              (9,987)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (82,859)              34,271
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               6,775                5,789
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (57,784)             (16,397)
      Transfers for contract benefits and terminations                         -              (11,543)
      Contract maintenance charges                                        (1,955)              (2,182)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (52,964)             (24,333)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (135,823)               9,938
Net assets at beginning of period                                        226,621              216,683
                                                             -------------------  -------------------
Net assets at end of period                                  $            90,798  $           226,621
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                Phoenix Strategic Allocation Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             1,737  $             3,255
      Realized gains (losses)                                             (5,917)               6,775
      Unrealized appreciation (depreciation) during
       the year                                                          (15,234)              (3,239)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (19,414)               6,791
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                  66                9,601
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (9,989)              (2,786)
      Transfers for contract benefits and terminations                   (50,982)                (212)
      Contract maintenance charges                                        (2,184)              (2,178)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (63,089)               4,425
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         (82,503)              11,216
Net assets at beginning of period                                        123,924              112,708
                                                             -------------------  -------------------
Net assets at end of period                                  $            41,421  $           123,924
                                                             ===================  ===================

                                                               Phoenix-Aberdeen International Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             7,691  $             7,648
      Realized gains (losses)                                              4,521               26,334
      Unrealized appreciation (depreciation) during
       the year                                                         (194,731)              33,093
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (182,519)              67,075
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              13,032               49,647
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (67,520)               6,267
      Transfers for contract benefits and terminations                    (6,571)             (20,496)
      Contract maintenance charges                                        (4,553)              (5,239)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (65,612)              30,179
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (248,131)              97,254
Net assets at beginning of period                                        515,421              418,167
                                                             -------------------  -------------------
Net assets at end of period                                  $           267,290  $           515,421
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                               Phoenix-Duff & Phelps Real Estate Securities
                                                                                Series
                                                               -------------------------------------------
                                                                       2008                   2007
                                                                -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                             $             2,489    $             2,853
      Realized gains (losses)                                              (17,936)                18,670
      Unrealized appreciation (depreciation) during
       the year                                                            (48,795)               (54,473)
                                                               -------------------    -------------------
Net increase (decrease) in net assets from operations                      (64,242)               (32,950)
                                                               -------------------    -------------------
Contract transactions:
      Payments received from contract owners                                   410                  6,798
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                   (10,872)                (6,282)
      Transfers for contract benefits and terminations                     (17,672)               (39,905)
      Contract maintenance charges                                          (5,191)                (5,548)
                                                               -------------------    -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                            (33,325)               (44,937)
                                                               -------------------    -------------------
         Total increase (decrease) in net assets                           (97,567)               (77,887)
Net assets at beginning of period                                          185,284                263,171
                                                               -------------------    -------------------
Net assets at end of period                                    $            87,717    $           185,284
                                                               ===================    ===================

                                                                Phoenix-Sanford Bernstein Mid-Cap Value
                                                                                Series
                                                               ----------------------------------------
                                                                       2008                 2007
                                                               -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                             $               702  $               697
      Realized gains (losses)                                               18,206               62,159
      Unrealized appreciation (depreciation) during
       the year                                                           (185,570)             (52,560)
                                                               -------------------  -------------------
Net increase (decrease) in net assets from operations                     (166,662)              10,296
                                                               -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                 2,071               18,278
      Transfers between Investment Options (including
       Guaranteed Interest Account), net                                   (27,181)             (15,411)
      Transfers for contract benefits and terminations                      (5,599)                (354)
      Contract maintenance charges                                         (14,337)             (14,319)
                                                               -------------------  -------------------
Net increase (decrease) in net assets resulting from contract
   transactions                                                            (45,046)             (11,806)
                                                               -------------------  -------------------
         Total increase (decrease) in net assets                          (211,708)              (1,510)
Net assets at beginning of period                                          497,456              498,966
                                                               -------------------  -------------------
Net assets at end of period                                    $           285,748  $           497,456
                                                               ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Phoenix-Sanford Bernstein Small-Cap Value
                                                                              Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               381  $                 -
      Realized gains (losses)                                            (23,609)              95,594
      Unrealized appreciation (depreciation) during
       the year                                                         (182,334)            (112,142)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (205,562)             (16,548)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              15,560               29,933
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (139,450)              36,351
      Transfers for contract benefits and terminations                   (21,908)             (22,377)
      Contract maintenance charges                                       (26,384)             (30,072)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (172,182)              13,835
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (377,744)              (2,713)
Net assets at beginning of period                                        691,649              694,362
                                                             -------------------  -------------------
Net assets at end of period                                  $           313,905  $           691,649
                                                             ===================  ===================

                                                                Phoenix-Van Kampen Comstock Series
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             8,794  $             9,719
      Realized gains (losses)                                              7,406               30,927
      Unrealized appreciation (depreciation) during
       the year                                                         (221,166)             (52,341)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (204,966)             (11,695)
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              25,967               31,024
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            -                    -
      Transfers for contract benefits and terminations                    (9,173)             (50,521)
      Contract maintenance charges                                       (13,781)             (13,882)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                   3,013              (33,379)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (201,953)             (45,074)
Net assets at beginning of period                                        562,232              607,306
                                                             -------------------  -------------------
Net assets at end of period                                  $           360,279  $           562,232
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)


                                                             Phoenix-Van Kampen Equity 500 Index Series
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             4,392   $             2,425
      Realized gains (losses)                                             (3,401)                1,652
      Unrealized appreciation (depreciation) during
       the year                                                         (115,022)                4,766
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                   (114,031)                8,843
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                               4,320                 2,942
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      154,426               (43,651)
      Transfers for contract benefits and terminations                   (10,054)                    -
      Contract maintenance charges                                        (1,628)               (2,908)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 147,064               (43,617)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                          33,033               (34,774)
Net assets at beginning of period                                        179,825               214,599
                                                             -------------------   -------------------
Net assets at end of period                                  $           212,858   $           179,825
                                                             ===================   ===================

                                                              PIMCO CommodityRealReturn/TM/ Strategy
                                                                    Portfolio - Advisor Class
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             8,881  $                 -
      Realized gains (losses)                                              1,866                    -
      Unrealized appreciation (depreciation) during
       the year                                                         (116,162)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (105,415)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                               8,011                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      214,559                    -
      Transfers for contract benefits and terminations                         -                    -
      Contract maintenance charges                                          (451)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 222,119                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         116,704                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $           116,704  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             PIMCO Real Return Portfolio - Advisor Class
                                                             -------------------------------------------
                                                                     2008                  2007
                                                              -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               507    $                 -
      Realized gains (losses)                                                 36                      -
      Unrealized appreciation (depreciation) during
       the year                                                           (3,403)                     -
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                     (2,860)                     -
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                                   -                      -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       26,206                      -
      Transfers for contract benefits and terminations                         -                      -
      Contract maintenance charges                                             -                      -
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  26,206                      -
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                          23,346                      -
Net assets at beginning of period                                              -                      -
                                                             -------------------    -------------------
Net assets at end of period                                  $            23,346    $                 -
                                                             ===================    ===================

                                                             PIMCO Total Return Portfolio - Advisor Class
                                                             --------------------------------------------
                                                                     2008                  2007
                                                              -------------------    -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            18,748    $             5,870
      Realized gains (losses)                                              9,023                      -
      Unrealized appreciation (depreciation) during
       the year                                                          (17,741)                 4,632
                                                             -------------------    -------------------
Net increase (decrease) in net assets from operations                     10,030                 10,502
                                                             -------------------    -------------------
Contract transactions:
      Payments received from contract owners                              15,968                      1
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      320,555                      -
      Transfers for contract benefits and terminations                         -                      -
      Contract maintenance charges                                             -                      -
                                                             -------------------    -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 336,523                      1
                                                             -------------------    -------------------
         Total increase (decrease) in net assets                         346,553                 10,503
Net assets at beginning of period                                        132,173                121,670
                                                             -------------------    -------------------
Net assets at end of period                                  $           478,726    $           132,173
                                                             ===================    ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                  Rydex Variable Trust Nova Fund
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $                63  $               306
      Realized gains (losses)                                                (41)                 148
      Unrealized appreciation (depreciation) during
       the year                                                          (11,979)                (209)
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (11,957)                 245
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                 700                  699
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                            -                9,265
      Transfers for contract benefits and terminations                         -              (10,029)
      Contract maintenance charges                                          (225)                (305)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                     475                 (370)
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                         (11,482)                (125)
Net assets at beginning of period                                         21,447               21,572
                                                             -------------------  -------------------
Net assets at end of period                                  $             9,965  $            21,447
                                                             ===================  ===================

                                                               Sentinel Variable Products Bond Fund
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             1,377  $                 -
      Realized gains (losses)                                                  -                    -
      Unrealized appreciation (depreciation) during
       the year                                                             (739)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                        638                    -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       34,134                    -
      Transfers for contract benefits and terminations                         -                    -
      Contract maintenance charges                                             -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  34,134                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          34,772                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $            34,772  $                 -
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Sentinel Variable Products Common Stock
                                                                               Fund
                                                             ----------------------------------------
                                                                     2008                2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $               643  $                 -
      Realized gains (losses)                                                  -                    -
      Unrealized appreciation (depreciation) during
       the year                                                          (16,741)                   -
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (16,098)                   -
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                   -                    -
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       58,028                    -
      Transfers for contract benefits and terminations                         -                    -
      Contract maintenance charges                                             -                    -
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  58,028                    -
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          41,930                    -
Net assets at beginning of period                                              -                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $            41,930  $                 -
                                                             ===================  ===================

                                                              Templeton Developing Markets Securities
                                                                          Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             1,082  $               127
      Realized gains (losses)                                              6,190                  435
      Unrealized appreciation (depreciation) during
       the year                                                          (29,285)                 901
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                    (22,013)               1,463
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                 154                1,352
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       37,222                4,365
      Transfers for contract benefits and terminations                         -                    -
      Contract maintenance charges                                          (476)                (233)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  36,900                5,484
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                          14,887                6,947
Net assets at beginning of period                                          6,947                    -
                                                             -------------------  -------------------
Net assets at end of period                                  $            21,834  $             6,947
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                             Templeton Foreign Securities Fund - Class 2
                                                             ------------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $            21,066   $            19,660
      Realized gains (losses)                                             76,348                46,361
      Unrealized appreciation (depreciation) during
       the year                                                         (534,790)               76,200
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                   (437,376)              142,221
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                              36,845                34,639
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                         (525)              (14,752)
      Transfers for contract benefits and terminations                   (11,265)              (40,261)
      Contract maintenance charges                                        (5,049)               (7,421)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  20,006               (27,795)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                        (417,370)              114,426
Net assets at beginning of period                                      1,052,316               937,890
                                                             -------------------   -------------------
Net assets at end of period                                  $           634,946   $         1,052,316
                                                             ===================   ===================

                                                             Templeton Growth Securities Fund - Class 2
                                                             ----------------------------------------
                                                                     2008                  2007
                                                             -------------------   -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             5,348   $             6,273
      Realized gains (losses)                                             35,643                27,695
      Unrealized appreciation (depreciation) during
       the year                                                         (205,133)              (21,432)
                                                             -------------------   -------------------
Net increase (decrease) in net assets from operations                   (164,142)               12,536
                                                             -------------------   -------------------
Contract transactions:
      Payments received from contract owners                              10,757                15,665
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (43,751)              (49,635)
      Transfers for contract benefits and terminations                   (26,525)              (11,709)
      Contract maintenance charges                                       (17,005)              (10,263)
                                                             -------------------   -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (76,524)              (55,942)
                                                             -------------------   -------------------
         Total increase (decrease) in net assets                        (240,666)              (43,406)
Net assets at beginning of period                                        444,906               488,312
                                                             -------------------   -------------------
Net assets at end of period                                  $           204,240   $           444,906
                                                             ===================   ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                       Wanger International
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             5,319  $             6,786
      Realized gains (losses)                                             89,175               63,761
      Unrealized appreciation (depreciation) during
       the year                                                         (418,861)              50,533
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (324,367)             121,080
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                              21,264               35,460
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                     (170,154)              (9,692)
      Transfers for contract benefits and terminations                   (23,978)              (7,051)
      Contract maintenance charges                                        (7,716)              (8,019)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                (180,584)              10,698
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (504,951)             131,778
Net assets at beginning of period                                        870,721              738,943
                                                             -------------------  -------------------
Net assets at end of period                                  $           365,770  $           870,721
                                                             ===================  ===================

                                                                    Wanger International Select
                                                             ----------------------------------------
                                                                     2008                 2007
                                                             -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                           $             1,476  $             2,495
      Realized gains (losses)                                             47,609               41,574
      Unrealized appreciation (depreciation) during
       the year                                                         (239,003)              23,055
                                                             -------------------  -------------------
Net increase (decrease) in net assets from operations                   (189,918)              67,124
                                                             -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                 297                2,702
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                      (29,619)              98,068
      Transfers for contract benefits and terminations                         -               (6,308)
      Contract maintenance charges                                        (5,501)              (5,237)
                                                             -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                 (34,823)              89,225
                                                             -------------------  -------------------
         Total increase (decrease) in net assets                        (224,741)             156,349
Net assets at beginning of period                                        404,964              248,615
                                                             -------------------  -------------------
Net assets at end of period                                  $           180,223  $           404,964
                                                             ===================  ===================

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2008 and 2007
                                  (Continued)

                                                                            Wanger Select
                                                              ----------------------------------------
                                                                      2008                 2007
                                                              -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $                 -  $                 -
      Realized gains (losses)                                             (27,549)              12,208
      Unrealized appreciation (depreciation) during the
       year                                                              (168,881)              22,954
                                                              -------------------  -------------------
Net increase (decrease) in net assets from operations                    (196,430)              35,162
                                                              -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                  132                5,090
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (40,676)              11,101
      Transfers for contract benefits and terminations                    (28,389)             (20,618)
      Contract maintenance charges                                         (3,912)              (4,321)
                                                              -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  (72,845)              (8,748)
                                                              -------------------  -------------------
         Total increase (decrease) in net assets                         (269,275)              26,414
Net assets at beginning of period                                         428,815              402,401
                                                              -------------------  -------------------
Net assets at end of period                                   $           159,540  $           428,815
                                                              ===================  ===================

                                                                             Wanger USA
                                                              ----------------------------------------
                                                                      2008                 2007
                                                              -------------------  -------------------
Increase (decrease) in net assets from operations:
      Net investment income (loss)                            $                 -  $                 -
      Realized gains (losses)                                              31,598               36,769
      Unrealized appreciation (depreciation) during the
       year                                                              (147,654)             (16,544)
                                                              -------------------  -------------------
Net increase (decrease) in net assets from operations                    (116,056)              20,225
                                                              -------------------  -------------------
Contract transactions:
      Payments received from contract owners                                6,285               11,665
      Transfers between Investment Options
       (including Guaranteed Interest Account), net                       (31,121)             (63,120)
      Transfers for contract benefits and terminations                    (16,204)             (18,421)
      Contract maintenance charges                                         (7,825)              (8,184)
                                                              -------------------  -------------------
Net increase (decrease) in net assets resulting from
   contract transactions                                                  (48,865)             (78,060)
                                                              -------------------  -------------------
         Total increase (decrease) in net assets                         (164,921)             (57,835)
Net assets at beginning of period                                         317,105              374,940
                                                              -------------------  -------------------
Net assets at end of period                                   $           152,184  $           317,105
                                                              ===================  ===================

                       See Notes to Financial Statements

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
The Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is a Connecticut stock life insurance company and is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company
("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Separate Account currently consists of 62 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge
Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, Summit Mutual Funds, Inc, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

AIM V.I. Capital Appreciation Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
-------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares
-------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A
-------------------------------------------------------------------------------------------
DWS Small Cap Index VIP - Class A
-------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II
-------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class
-------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio - Service Class
-------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2
-------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small Cap Equity Portfolio - Service Shares
-------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
-------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
Product Trust funds)
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio - Class S
-------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
-------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
-------------------------------------------------------------------------------------------
Phoenix Capital Growth Series
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Aggressive Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate
-------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate Growth
-------------------------------------------------------------------------------------------
Phoenix Growth and Income Series
-------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Money Market Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series
-------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series
-------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series
-------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
-------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series
-------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
-------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
-------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
-------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series
-------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy Portfolio - Advisor Class
-------------------------------------------------------------------------------------------

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization (Continued)

PIMCO Real Return Portfolio - Advisor Class
----------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class
----------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
----------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------
Sentinel Variable Products Balanced Fund
----------------------------------------------------------------
Sentinel Variable Products Bond Fund
----------------------------------------------------------------
Sentinel Variable Products Common Stock Fund
----------------------------------------------------------------
Sentinel Variable Products Mid Cap Growth Fund
----------------------------------------------------------------
Sentinel Variable Products Small Company Fund
----------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio - Class I Shares
----------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2
----------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
----------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2
----------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
----------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio - Class II
----------------------------------------------------------------
Wanger International
----------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------
Wanger Select
----------------------------------------------------------------
Wanger USA
----------------------------------------------------------------

Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 has been reformatted to be consistent with the 2005, 2006, 2007 and 2008 disclosures.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PLAC's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business PLAC may conduct.

Note 2--Significant Accounting Policies
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 2--Significant Accounting Policies (Continued)
F. Fair Value Measurements: On January 1, 2008, The Phoenix Life and Annuity Variable Universal Life Account adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Phoenix Life and Annuity Variable Universal Life utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

.. Level 1 - quoted prices in active markets for identical securities

.. Level 2 - prices determined using other significant observable inputs
  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manager. Investments held by Phoenix Life and Annuity Variable Universal Life Account are Level 1 of the hierarchy.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 3--Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

Investment Option                                                        Purchases       Sales
-----------------                                                        ---------       -----
   AIM V.I. Capital Appreciation Fund - Series I Shares                $      11,643 $      44,089
   AIM V.I. Core Equity Fund - Series I Shares                                 1,092        10,776
   AIM V.I. Mid Cap Core Equity Fund - Series I Shares                         7,931       322,836
   Alger American Capital Appreciation Portfolio - Class O Shares              7,133        37,990
   DWS Equity 500 Index Fund VIP - Class A                                    74,159       193,653
   Federated Fund for U.S. Government Securities II                           68,356       114,718
   Federated High Income Bond Fund II - Primary Shares                        24,744        12,428
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class                   339,158        36,017
   Fidelity(R) VIP Growth Opportunities Portfolio - Service Class              5,784        19,187
   Fidelity(R) VIP Growth Portfolio - Service Class                           13,290        88,894
   Franklin Income Securities Fund - Class 2                                 113,193           986
   Lord Abbett Bond Debenture Portfolio - Class VC Shares                     19,145         1,235
   Lord Abbett Growth and Income Portfolio - Class VC Shares                  20,688        40,167
   Lord Abbett Mid Cap Value Portfolio - Class VC Shares                       9,103             -
   Mutual Shares Securities Fund - Class 2                                    88,243       143,391
   Neuberger Berman AMT Small Cap Growth Portfolio - S Class                  14,098             -
   Oppenheimer Capital Appreciation Fund/VA - Service Shares                   1,604             -
   Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares              13,654             -
   Phoenix Capital Growth Series                                              15,630         5,460
   Phoenix Dynamic Asset Allocation Series: Growth                            28,182         5,707
   Phoenix Growth and Income Series                                           21,717       152,088
   Phoenix Mid-Cap Growth Series                                               1,783        14,302
   Phoenix Money Market Series                                               306,200        67,553
   Phoenix Multi-Sector Fixed Income Series                                  122,330        97,055
   Phoenix Multi-Sector Short Term Bond Series                                 1,223         2,726
   Phoenix Small-Cap Growth Series                                            11,734        60,407
   Phoenix Strategic Allocation Series                                         2,427        63,156
   Phoenix-Aberdeen International Series                                      40,717        79,763
   Phoenix-Duff & Phelps Real Estate Securities Series                        12,973        39,828
   Phoenix-Sanford Bernstein Mid-Cap Value Series                             30,209        50,143
   Phoenix-Sanford Bernstein Small-Cap Value Series                           32,612       192,920
   Phoenix-Van Kampen Comstock Series                                         44,755        22,954
   Phoenix-Van Kampen Equity 500 Index Series                                163,138        11,682
   PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class          233,758           868
   PIMCO Real Return Portfolio - Advisor Class                                26,750             -
   PIMCO Total Return Portfolio - Advisor Class                              364,294             -
   Rydex Variable Trust Nova Fund                                                762           225
   Sentinel Variable Products Bond Fund                                       35,511             -
   Sentinel Variable Products Common Stock Fund                               58,671             -
   Templeton Developing Markets Securities Fund - Class 2                     50,569         4,475
   Templeton Foreign Securities Fund - Class 2                               215,734        88,443
   Templeton Growth Securities Fund - Class 2                                 45,062        95,164
   Wanger International                                                      111,582       206,397
   Wanger International Select                                               162,593        96,938
   Wanger Select                                                              11,475        73,933
   Wanger USA                                                                 37,163        55,150
                                                                       ------------- -------------
                                                                       $   3,022,572 $   2,553,704
                                                                       ------------- -------------

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 4--Changes in Units Outstanding
The changes in units outstanding were as follows:

                                                                  -----------------------------------
                                                                  For period ended December 31, 2008
                                                                  Units      Units     Net Increase
Investment Option                                                 Issued    Redeemed    (Decrease)
                                                                  -----------------------------------
-----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares                4,610    (13,720)      (9,110)
-----------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                             -    (11,292)     (11,292)
-----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares                   528   (250,733)    (250,205)
-----------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares      2,352    (14,611)     (12,259)
-----------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                            13,217    (47,973)     (34,756)
-----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                    9,054    (27,095)     (18,041)
-----------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                   711     (3,002)      (2,291)
-----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class            54,379     (9,681)      44,698
-----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class      1,471     (6,905)      (5,434)
-----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                    4,880    (46,418)     (41,538)
-----------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                          92,412       (992)      91,420
-----------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares              4,705     (1,116)       3,589
-----------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares          15,270    (36,930)     (21,660)
-----------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares               5,093          -        5,093
-----------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                             8,435    (35,806)     (27,371)
-----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class          14,996          -       14,996
-----------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares           1,654          -        1,654
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares      14,967          -       14,967
-----------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                       6,014     (2,179)       3,835
-----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                    21,343     (5,718)      15,625
-----------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    4,937    (41,464)     (36,527)
-----------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                         885    (10,366)      (9,481)
-----------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        70,836    (18,067)      52,769
-----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           17,537    (23,471)      (5,934)
-----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                             -     (2,256)      (2,256)
-----------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                     1,133     (9,259)      (8,126)
-----------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                    18    (16,146)     (16,128)
-----------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               2,762    (14,639)     (11,877)
-----------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                   815     (6,173)      (5,358)
-----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                        852     (9,115)      (8,263)
-----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    3,396    (32,781)     (29,385)
-----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                  8,144     (8,599)        (455)
-----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         55,862     (5,825)      50,037
-----------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class  176,511       (687)     175,824
-----------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                        22,218          -       22,218
-----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                      287,217          -      287,217
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        431       (180)         251
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                               32,836          -       32,836
-----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                       60,979          -       60,979
-----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2              4,159       (668)       3,491
-----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                        23,130    (20,619)       2,511
-----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                          4,137    (22,129)     (17,992)
-----------------------------------------------------------------------------------------------------
Wanger International                                                5,260    (37,022)     (31,762)
-----------------------------------------------------------------------------------------------------
Wanger International Select                                        12,223    (26,333)     (14,110)
-----------------------------------------------------------------------------------------------------
Wanger Select                                                         182    (17,175)     (16,993)
-----------------------------------------------------------------------------------------------------
Wanger USA                                                          1,300    (13,210)     (11,910)
-----------------------------------------------------------------------------------------------------

                                                                  ----------------------------------
                                                                  For period ended December 31, 2007
                                                                  Units     Units     Net Increase
Investment Option                                                 Issued   Redeemed    (Decrease)
                                                                  ----------------------------------
----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I Shares              19,149    (1,734)      17,415
----------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I Shares                            -    (2,925)      (2,925)
----------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I Shares               14,536      (324)      14,212
----------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio - Class O Shares     4,667    (8,192)      (3,525)
----------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A                           15,957   (11,624)       4,333
----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                  21,272    (9,406)      11,866
----------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares               11,771    (1,164)      10,607
----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class            7,901   (30,631)     (22,730)
----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class     3,665    (1,869)       1,796
----------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class                  17,226   (18,818)      (1,592)
----------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2                         36,780         -       36,780
----------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio - Class VC Shares            47,977   (10,353)      37,624
----------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC Shares          9,056    (4,884)       4,172
----------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio - Class VC Shares              6,939   (43,354)     (36,415)
----------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                            9,072   (16,142)      (7,070)
----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio - S Class              -         -            -
----------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA - Service Shares              -         -            -
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares          -         -            -
----------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     19,619   (26,594)      (6,975)
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth                   47,047    (4,246)      42,801
----------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                  12,039   (14,307)      (2,268)
----------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                      3,300    (5,894)      (2,594)
----------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                       70,641   (50,917)      19,724
----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                          19,430   (20,229)        (799)
----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                       19,886   (23,711)      (3,825)
----------------------------------------------------------------------------------------------------
Phoenix Small-Cap Growth Series                                    3,676    (6,958)      (3,282)
----------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                2,307    (1,253)       1,054
----------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                             11,869    (6,532)       5,337
----------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                1,658    (5,885)      (4,227)
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3,333    (5,066)      (1,733)
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  14,546   (12,670)       1,876
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                 8,115   (16,721)      (8,606)
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                           914   (15,086)     (14,172)
----------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class       -         -            -
----------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor Class                            -         -            -
----------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor Class                           -         -            -
----------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     5,185    (5,394)        (209)
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Bond Fund                                   -         -            -
----------------------------------------------------------------------------------------------------
Sentinel Variable Products Common Stock Fund                           -         -            -
----------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2               641       (23)         618
----------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2                       11,230   (17,303)      (6,073)
----------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2                         3,777   (14,649)     (10,872)
----------------------------------------------------------------------------------------------------
Wanger International                                              10,380    (8,580)       1,800
----------------------------------------------------------------------------------------------------
Wanger International Select                                       21,693    (3,921)      17,772
----------------------------------------------------------------------------------------------------
Wanger Select                                                     17,653   (19,327)      (1,674)
----------------------------------------------------------------------------------------------------
Wanger USA                                                         9,259   (23,604)     (14,345)
----------------------------------------------------------------------------------------------------

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2008, 2007, 2006, 2005, and 2004 follows:

Corporate Edge

                                    At December 31,                      For the periods ended December 31,
                               ---------------------------------------   ----------------------------------
                                                                 Net     Investment
                                Units            Unit          Assets      Income     Expense       Total
                               (000's)        Fair Value       (000's)   Ratio /1/    Ratio /2/   Return /3/
                               -------------- ---------------- -------   ------------ ----------  ----------

AIM V.I. Capital Appreciation Fund - Series I Shares
   2008                           43             2.18              94          -         -        (42.49%)
   2007                           53             3.78             199          -         -          12.01%
   2006                           35             3.38             119      0.05%         -           6.30%
   2005                           34             3.18             107      0.06%         -           8.84%
   2004                           42             2.92             123          -         -           6.63%
AIM V.I. Core Equity Fund - Series I Shares
   2008                           41             0.83              34      2.09%         -        (30.14%)
   2007                           52             1.18              62      1.10%         -           8.12%
   2006/7/                        55             1.10              60      0.82%         -           9.16%
   2005                            -                -               -          -         -               -
   2004                            -                -               -          -         -               -
AIM V.I. Mid Cap Core Equity Fund - Series I Shares
   2008                           44             0.95              42      1.09%         -        (28.52%)
   2007                          295             1.33             393      0.23%         -           9.55%
   2006                          280             1.22             341      1.22%         -          11.24%
   2005                           39             1.10              42      0.55%         -           7.62%
   2004/4/                        36             1.02              36      1.93%         -           1.98%
Alger American Capital Appreciation Portfolio - Class O Shares
   2008                          133             1.93             256          -         -        (45.13%)
   2007                          145             3.51             510          -         -          33.53%
   2006                          149             2.63             391          -         -          19.26%
   2005                          223             2.21             492          -         -          14.45%
   2004                          213             1.93             411          -         -           8.19%
DWS Equity 500 Index Fund VIP - Class A
   2008                          211             2.82             594      2.42%         -        (37.15%)
   2007                          246             4.48           1,102      1.47%         -           5.30%
   2006                          241             4.26           1,028      1.14%         -          15.52%
   2005                          260             3.69             960      1.50%         -           4.68%
   2004                          255             3.52             897      0.99%         -          10.59%
Federated Fund for U.S. Government Securities II
   2008                          128             4.37             559      5.06%         -           4.28%
   2007                          146             4.19             612      4.09%         -           6.29%
   2006                          134             3.94             529      4.21%         -           4.14%
   2005                          139             3.79             525      3.84%         -           2.03%
   2004                          127             3.71             471      4.93%         -           3.61%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Corporate Edge

                                 At December 31,                     For the periods ended December 31,
                            --------------------------------------   ----------------------------------
                                                             Net     Investment
                             Units           Unit          Assets      Income     Expense       Total
                            (000's)       Fair Value       (000's)   Ratio /1/    Ratio /2/   Return /3/
                            ------------- ---------------- -------   ------------ ----------  ----------

Federated High Income Bond Fund II - Primary Shares
   2008                        47            3.56             168       9.77%        -        (25.99%)
   2007                        49            4.81             237       7.84%        -           3.43%
   2006                        39            4.65             180       8.15%        -          10.80%
   2005                        38            4.19             160       7.94%        -           2.66%
   2004                        35            4.09             142       7.76%        -          10.46%
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
   2008                       217            3.44             745       0.92%        -        (42.61%)
   2007                       172            5.99           1,031       0.85%        -          17.51%
   2006                       195            5.10             993       1.00%        -          11.59%
   2005                        96            4.57             441       0.15%        -          16.85%
   2004                        55            3.91             216       0.25%        -          15.34%
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
   2008                        10            1.96              20       0.24%        -        (55.06%)
   2007                        15            4.36              67           -        -          23.04%
   2006                        14            3.55              48       0.11%        -           5.30%
   2005                         2            3.37               6       0.81%        -           8.86%
   2004                         1            3.09               5       0.33%        -           7.06%
Fidelity(R) VIP Growth Portfolio - Service Class
   2008                       120            1.80             216       0.55%        -        (47.23%)
   2007                       161            3.41             551       0.63%        -          26.87%
   2006                       163            2.69             439       0.30%        -           6.73%
   2005                       162            2.52             409       0.39%        -           5.67%
   2004                       176            2.39             419       0.18%        -           3.26%
Franklin Income Securities Fund - Class 2
   2008                       128            0.82             105       5.61%        -        (29.66%)
   2007/11/                    37            1.16              43       4.97%        -         (1.95%)
   2006                         -               -               -           -        -               -
   2005                         -               -               -           -        -               -
   2004                         -               -               -           -        -               -
Lord Abbett Bond Debenture Portfolio - Class VC Shares
   2008                       176            0.99             174       6.75%        -        (17.53%)
   2007                       173            1.20             207       6.35%        -           6.19%
   2006                       135            1.13             152      12.75%        -           9.33%
   2005/5/                     57            1.03              59       7.54%        -           5.33%
   2004                         -               -               -           -        -               -

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Corporate Edge

                                              At December 31,         For the periods ended December 31,
                                         --------------------------   ----------------------------------
                                                              Net     Investment
                                          Units     Unit    Assets      Income     Expense       Total
                                         (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
                                         ------- ---------- -------   ------------ ----------  ----------

Lord Abbett Growth and Income Portfolio - Class VC Shares
   2008                                    249      0.82      203       1.49%         -        (36.42%)
   2007                                    271      1.28      348       1.25%         -           3.44%
   2006                                    267      1.24      331       1.20%         -          17.27%
   2005/5/                                 210      1.06      222       1.47%         -           7.89%
   2004                                      -         -        -           -         -               -
Lord Abbett Mid Cap Value Portfolio - Class VC Shares
   2008                                     66      0.75       49       1.38%         -        (39.36%)
   2007                                     60      1.23       75       0.36%         -           0.58%
   2006                                     97      1.23      119       0.43%         -          12.23%
   2005/5/                                 121      1.09      132       0.66%         -          13.98%
   2004                                      -         -        -           -         -               -
Mutual Shares Securities Fund - Class 2
   2008                                    147      3.12      458       3.04%         -        (37.11%)
   2007                                    174      4.96      864       1.44%         -           3.48%
   2006                                    181      4.80      869       1.25%         -          18.38%
   2005                                    234      4.05      947       0.94%         -          10.55%
   2004                                    200      3.66      731       0.76%         -          12.63%
Neuberger Berman AMT Small Cap Growth Portfolio - S Class
   2008/14/                                 15      0.59        9           -         -        (35.04%)
   2007                                      -         -        -           -         -               -
   2006                                      -         -        -           -         -               -
   2005                                      -         -        -           -         -               -
   2004                                      -         -        -           -         -               -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2008/15/                                  2      0.63        1           -         -        (34.62%)
   2007                                      -         -        -           -         -               -
   2006                                      -         -        -           -         -               -
   2005                                      -         -        -           -         -               -
   2004                                      -         -        -           -         -               -
Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
   2008/14/                                 15      0.62        9           -         -        (32.52%)
   2007                                      -         -        -           -         -               -
   2006                                      -         -        -           -         -               -
   2005                                      -         -        -           -         -               -
   2004                                      -         -        -           -         -               -

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Corporate Edge

                                                      At December 31,         For the periods ended December 31,
                                                 --------------------------   ----------------------------------
                                                                      Net     Investment
                                                  Units     Unit    Assets      Income     Expense       Total
                                                 (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
                                                 ------- ---------- -------   ------------ ----------  ----------

Phoenix Capital Growth Series
   2008                                             59      1.84       109      0.03%         -        (40.78%)
   2007                                             55      3.11       172      0.25%         -          10.75%
   2006                                             62      2.81       175      0.61%         -           3.22%
   2005                                             12      2.72        32      0.07%         -           3.71%
   2004                                             12      2.62        31      0.40%         -           4.97%
Phoenix Dynamic Asset Allocation Series: Growth
   2008                                            197      0.81       160      2.11%         -        (32.18%)
   2007                                            182      1.19       217      1.53%         -           8.33%
   2006/8/                                         139      1.10       153      3.89%         -           7.18%
   2005                                              -         -         -          -         -               -
   2004                                              -         -         -          -         -               -
Phoenix Growth and Income Series
   2008                                             55      2.67       146      1.28%         -        (34.93%)
   2007                                             91      4.10       374      0.96%         -           6.66%
   2006                                             93      3.85       360      1.08%         -          17.18%
   2005                                            104      3.28       340      1.08%         -           4.80%
   2004                                            101      3.13       317      1.28%         -          10.48%
Phoenix Mid-Cap Growth Series
   2008                                             16      1.35        22          -         -        (43.47%)
   2007                                             26      2.39        62          -         -          21.80%
   2006                                             28      1.96        56          -         -           4.13%
   2005                                            335      1.89       632          -         -           4.18%
   2004                                            315      1.81       569          -         -           6.72%
Phoenix Money Market Series
   2008                                            535      3.77     2,016      2.19%         -           2.25%
   2007                                            482      3.68     1,777      4.76%         -           4.88%
   2006                                            463      3.51     1,625      4.31%         -           4.41%
   2005                                            605      3.36     2,035      2.57%         -           2.58%
   2004                                            536      3.28     1,758      0.78%         -           0.79%
Phoenix Multi-Sector Fixed Income Series
   2008                                            123      3.85       471      7.33%         -        (17.93%)
   2007                                            128      4.69       602      5.38%         -           3.71%
   2006                                            129      4.52       584      5.34%         -           6.84%
   2005                                            127      4.23       538      4.93%         -           1.78%
   2004                                            124      4.16       514      6.36%         -           6.84%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Corporate Edge

                                                          At December 31,         For the periods ended December 31,
                                                     --------------------------   ----------------------------------
                                                                          Net     Investment
                                                      Units     Unit    Assets      Income     Expense       Total
                                                     (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
                                                     ------- ---------- -------   ------------ ----------  ----------

Phoenix Multi-Sector Short Term Bond Series
   2008                                                 18      1.07       19       5.72%         -        (11.35%)
   2007                                                 20      1.21       24       5.39%         -           3.98%
   2006                                                 24      1.16       28       4.27%         -           5.71%
   2005/6/                                              45      1.10       50       4.40%         -           1.92%
   2004                                                  -         -        -       3.58%         -           1.34%
Phoenix Small-Cap Growth Series
   2008                                                 22      4.19       91           -         -        (44.92%)
   2007                                                 30      7.60      227           -         -          16.09%
   2006                                                 33      6.55      217       0.03%         -          19.45%
   2005                                                  5      5.48       25           -         -          15.64%
   2004                                                  5      4.74       22           -         -           2.12%
Phoenix Strategic Allocation Series
   2008                                                 13      3.16       41       2.53%         -        (25.45%)
   2007                                                 29      4.24      124       2.77%         -           5.98%
   2006                                                 28      4.00      113       2.29%         -          12.69%
   2005                                                 85      3.55      301       2.25%         -           1.79%
   2004                                                102      3.49      355       2.70%         -           7.46%
Phoenix-Aberdeen International Series
   2008                                                 67      3.97      267       1.85%         -        (38.98%)
   2007                                                 79      6.51      515       1.59%         -          14.94%
   2006                                                 74      5.67      418       2.65%         -          27.37%
   2005                                                  9      4.45       39       2.69%         -          18.57%
   2004                                                 29      3.75      108       2.76%         -          20.78%
Phoenix-Duff & Phelps Real Estate Securities Series
   2008                                                 16      5.46       88       1.51%         -        (36.88%)
   2007                                                 21      8.64      185       1.25%         -        (15.71%)
   2006                                                 26     10.26      263       1.41%         -          37.07%
   2005                                                 23      7.48      174       1.68%         -          15.10%
   2004                                                 29      6.50      191       2.62%         -          34.69%
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2008                                                 67      4.28      286       0.17%         -        (35.45%)
   2007                                                 75      6.63      497       0.13%         -           2.00%
   2006                                                 77      6.50      499       0.49%         -          14.91%
   2005                                                 65      5.66      369       0.12%         -           7.73%
   2004                                                 51      5.25      266       0.18%         -          20.41%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Corporate Edge

                                                       At December 31,         For the periods ended December 31,
                                                  --------------------------   ----------------------------------
                                                                       Net     Investment
                                                   Units     Unit    Assets      Income     Expense       Total
                                                  (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
                                                  ------- ---------- -------   ------------ ----------  ----------

Phoenix-Sanford Bernstein Small-Cap Value Series
   2008                                              80      3.93      314       0.08%         -        (37.91%)
   2007                                             109      6.33      692           -         -         (2.10%)
   2006                                             107      6.47      694       0.21%         -          16.75%
   2005                                             161      5.54      894           -         -           7.46%
   2004                                             156      5.16      804           -         -          22.67%
Phoenix-Van Kampen Comstock Series
   2008                                             153      2.36      360       1.84%         -        (35.73%)
   2007                                             153      3.67      562       1.65%         -         (2.22%)
   2006                                             162      3.76      607       1.92%         -          20.90%
   2005                                             132      3.11      409       1.24%         -           5.43%
   2004                                             122      2.95      360       1.36%         -          12.92%
Phoenix-Van Kampen Equity 500 Index Series
   2008                                             106      2.00      213       1.99%         -        (37.31%)
   2007                                              56      3.19      180       1.31%         -           4.87%
   2006                                              71      3.04      215       2.31%         -          14.21%
   2005                                               2      2.66        6       1.24%         -           3.69%
   2004                                               3      2.57        7       0.73%         -           9.84%
PIMCO CommodityRealReturn/TM/ Strategy Portfolio - Advisor Class
   2008/12/                                         176      0.66      117       4.62%         -        (46.46%)
   2007                                               -         -        -           -         -               -
   2006                                               -         -        -           -         -               -
   2005                                               -         -        -           -         -               -
   2004                                               -         -        -           -         -               -
PIMCO Real Return Portfolio - Advisor Class
   2008/13/                                          22      1.05       23       3.31%         -        (11.20%)
   2007                                               -         -        -           -         -               -
   2006                                               -         -        -           -         -               -
   2005                                               -         -        -           -         -               -
   2004                                               -         -        -           -         -               -
PIMCO Total Return Portfolio - Advisor Class
   2008                                             404      1.19      479       4.34%         -           4.69%
   2007                                             117      1.13      132       4.71%         -           8.63%
   2006/9/                                          117      1.04      122       4.56%         -         (0.44%)
   2005                                               -         -        -           -         -               -
   2004                                               -         -        -           -         -               -

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Corporate Edge

                                                   At December 31,         For the periods ended December 31,
                                              --------------------------   ----------------------------------
                                                                   Net     Investment
                                               Units     Unit    Assets      Income     Expense       Total
                                              (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
                                              ------- ---------- -------   ------------ ----------  ----------

Rydex Variable Trust Nova Fund
   2008                                          12      0.80        10      0.38%         -        (54.47%)
   2007                                          12      1.76        21      1.37%         -           1.13%
   2006                                          12      1.74        22      1.30%         -          19.27%
   2005                                          12      1.46        18      0.33%         -           3.96%
   2004                                          12      1.40        17      0.05%         -          14.62%
Sentinel Variable Products Bond Fund
   2008/14/                                      33      1.06        35      9.59%         -           1.87%
   2007                                           -         -         -          -         -               -
   2006                                           -         -         -          -         -               -
   2005                                           -         -         -          -         -               -
   2004                                           -         -         -          -         -               -
Sentinel Variable Products Common Stock Fund
   2008/14/                                      61      0.69        42      3.17%         -        (27.74%)
   2007                                           -         -         -          -         -               -
   2006                                           -         -         -          -         -               -
   2005                                           -         -         -          -         -               -
   2004                                           -         -         -          -         -               -
Templeton Developing Markets Securities Fund - Class 2
   2008                                           4      5.31        22      2.92%         -        (52.70%)
   2007/10/                                       1     11.24         7      2.46%         -          29.35%
   2006                                           -         -         -          -         -               -
   2005                                           -         -         -          -         -               -
   2004                                           -         -         -          -         -               -
Templeton Foreign Securities Fund - Class 2
   2008                                         212      3.00       635      2.42%         -        (40.38%)
   2007                                         209      5.03     1,052      1.99%         -          15.46%
   2006                                         215      4.36       938      1.38%         -          21.44%
   2005                                         112      3.59       400      1.11%         -          10.17%
   2004                                          96      3.26       314      1.04%         -          18.53%
Templeton Growth Securities Fund - Class 2
   2008                                          70      2.91       204      1.76%         -        (42.32%)
   2007                                          88      5.05       445      1.34%         -           2.35%
   2006                                          99      4.93       488      1.38%         -          21.81%
   2005                                         126      4.05       511      1.16%         -           8.86%
   2004                                         103      3.72       383      1.11%         -          16.03%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Corporate Edge

                At December 31,         For the periods ended December 31,
           --------------------------   ----------------------------------
                                Net     Investment
            Units     Unit    Assets      Income     Expense       Total
           (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
           ------- ---------- -------   ------------ ----------  ----------

Wanger International
   2008      108      3.40      366       0.94%         -        (45.60%)
   2007      139      6.24      871       0.82%         -          16.31%
   2006      138      5.37      739       0.34%         -          37.16%
   2005       72      3.91      281       0.93%         -          21.53%
   2004       53      3.22      171       0.90%         -          30.27%
Wanger International Select
   2008       56      3.20      180       0.41%         -        (44.35%)
   2007       70      5.75      405       0.72%         -          21.78%
   2006       53      4.72      249       0.26%         -          36.00%
   2005       48      3.47      168       1.94%         -          16.43%
   2004       53      2.98      159       0.32%         -          24.34%
Wanger Select
   2008       46      3.47      160           -         -        (49.06%)
   2007       63      6.80      429           -         -           9.39%
   2006       65      6.22      402       0.36%         -          19.70%
   2005       62      5.20      322           -         -          10.49%
   2004       61      4.70      285           -         -          19.31%
Wanger USA
   2008       46      3.28      152           -         -        (39.68%)
   2007       58      5.44      317           -         -           5.39%
   2006       73      5.16      375       0.23%         -           7.87%
   2005       74      4.79      354           -         -          11.25%
   2004       70      4.30      302           -         -          18.33%

/1/ The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 /4/ From inception December 3, 2004    /10/ From inception February 12, 2007
 to December 31, 2004.                  to December 31, 2007.
 /5/ From inception April 29, 2005 to   /11/ From inception April 30, 2007 to
 December 31, 2005.                     December 31, 2007.
 /6/ From inception May 12, 2005 to     /12/ From inception January 18, 2008
 December 31, 2005.                     to December 31, 2008.
 /7/ From inception April 28, 2006 to   /13/ From inception April 4, 2008 to
 December 31, 2006.                     December 31, 2008.
 /8/ From inception September 5, 2006   /14/ From inception July 31, 2008 to
 to December 31, 2006.                  December 31, 2008.
 /9/ From inception November 29, 2006   /15/ From inception September 11,
 to December 31, 2006.                  2008 to December 31, 2008.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 5--Financial Highlights (Continued)
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2008, 2007, 2006, 2005, and 2004 follows:

Executive Benefit VUL

                   At December 31,         For the periods ended December 31,
              --------------------------   ----------------------------------
                                   Net     Investment
               Units     Unit    Assets      Income     Expense       Total
              (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
              ------- ---------- -------   ------------ ----------  ----------

AIM V.I. Mid Cap Core Equity Fund - Series I Shares
   2008          -          -        -            -        -               -
   2007          -          -        -            -        -               -
   2006          -          -        -            -        -               -
   2005/6/       -          -        -            -        -         (2.49%)
   2004          -          -        -            -        -               -
Alger American Capital Appreciation Portfolio - Class O Shares
   2008          -          -        -            -        -               -
   2007          -          -        -            -        -               -
   2006          -          -        -            -        -          11.70%
   2005         0+       3.12      0++            -        -          14.45%
   2004/5/       6       2.72       17            -        -           4.54%
Federated Fund for U.S. Government Securities II
   2008          -          -        -            -        -               -
   2007          -          -        -            -        -               -
   2006          -          -        -        7.36%        -           3.77%
   2005         0+       3.67      0++        4.68%        -           2.03%
   2004         19       3.60       67        4.26%        -           3.61%
Federated High Income Bond Fund II - Primary Shares
   2008          -          -        -            -        -               -
   2007          -          -        -            -        -               -
   2006          -          -        -       17.33%        -           7.98%
   2005         0+       4.19      0++       10.02%        -           2.66%
   2004          4       4.09       17        6.20%        -          10.46%
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class
   2008          -          -        -            -        -               -
   2007          -          -        -            -        -               -
   2006          -          -        -        0.87%        -           7.77%
   2005         0+       4.57      0++        0.21%        -          16.85%
   2004         17       3.91       68        0.09%        -          15.34%
Fidelity(R) VIP Growth Opportunities Portfolio - Service Class
   2008          -          -        -            -        -               -
   2007          -          -        -            -        -               -
   2006          -          -        -            -        -               -
   2005          -          -        -        2.72%        -         (4.52%)
   2004/4/      0+       3.09      0++        1.34%        -           6.21%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Executive Benefit VUL

                At December 31,         For the periods ended December 31,
           --------------------------   ----------------------------------
                                Net     Investment
            Units     Unit    Assets      Income     Expense       Total
           (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
           ------- ---------- -------   ------------ ----------  ----------

Fidelity(R) VIP Growth Portfolio - Service Class
   2008       -          -        -            -        -              -
   2007       -          -        -            -        -              -
   2006       -          -        -        0.62%        -          5.27%
   2005      0+       2.81      0++        0.48%        -          5.67%
   2004      13       2.66       34        0.10%        -          3.26%
Mutual Shares Securities Fund - Class 2
   2008       -          -        -            -        -              -
   2007       -          -        -            -        -              -
   2006       -          -        -        1.66%        -         13.58%
   2005      0+       4.05      0++        1.01%        -         10.55%
   2004       5       3.66       17        0.82%        -         12.63%
Phoenix Capital Growth Series
   2008       -          -        -            -        -              -
   2007       -          -        -            -        -              -
   2006       -          -        -            -        -          0.73%
   2005      0+       1.62      0++       0.00%*        -          3.71%
   2004      11       1.56       17        0.52%        -          4.97%
Phoenix Growth and Income Series
   2008       -          -        -            -        -              -
   2007       -          -        -            -        -              -
   2006       -          -        -            -        -          2.65%
   2005      0+       2.84      0++        0.45%        -          4.80%
   2004      19       2.71       50        1.16%        -         10.48%
Phoenix Mid-Cap Growth Series
   2008       -          -        -            -        -              -
   2007       -          -        -            -        -              -
   2006       -          -        -            -        -          6.16%
   2005      0+       1.90      0++            -        -          4.18%
   2004       9       1.82       17            -        -          6.72%
Phoenix Money Market Series
   2008       -          -        -            -        -              -
   2007       -          -        -            -        -              -
   2006       -          -        -        4.22%        -          3.66%
   2005      0+       3.21        1        2.40%        -          2.58%
   2004      48       3.13      152        0.82%        -          0.79%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Executive Benefit VUL

                            At December 31,                   For the periods ended December 31,
                       ------------------------------------   ----------------------------------
                                                      Net     Investment
                        Units          Unit         Assets      Income     Expense       Total
                       (000's)      Fair Value      (000's)   Ratio /1/    Ratio /2/   Return /3/
                       ------------ --------------- -------   ------------ ----------  ----------

Phoenix Multi-Sector Fixed Income Series
   2008                   -               -             -           -         -               -
   2007                   -               -             -           -         -               -
   2006                   -               -             -       2.59%         -           5.42%
   2005                  0+            4.23           0++       3.23%         -           1.78%
   2004                  28            4.16           118       6.02%         -           6.84%
Phoenix Small-Cap Growth Series
   2008                   -               -             -           -         -               -
   2007                   -               -             -           -         -               -
   2006                   -               -             -           -         -         (1.78%)
   2005                   -               -             -           -         -               -
   2004                   -               -             -           -         -               -
Phoenix Strategic Allocation Series
   2008                   -               -             -           -         -               -
   2007                   -               -             -           -         -               -
   2006                   -               -             -       1.56%         -           9.73%
   2005                  0+            3.52           0++       1.40%         -           1.79%
   2004                  15            3.46            51       2.65%         -           7.46%
Phoenix-Aberdeen International Series
   2008                   -               -             -           -         -               -
   2007                   -               -             -           -         -               -
   2006                   -               -             -       1.87%         -          19.79%
   2005                  0+            4.45           0++       0.74%         -          18.57%
   2004                   5            3.75            17       2.73%         -          20.78%
Phoenix-Duff & Phelps Real Estate Securities Series
   2008                   -               -             -           -         -               -
   2007                   -               -             -           -         -               -
   2006                   -               -             -       0.48%         -          31.72%
   2005                  0+            7.48           0++       1.09%         -          15.10%
   2004                  13            6.50            84       2.37%         -          34.69%
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2008                   -               -             -           -         -               -
   2007                   -               -             -           -         -               -
   2006                   -               -             -           -         -           5.58%
   2005                  0+            6.81           0++       0.14%         -           7.73%
   2004                  11            6.32            68       0.19%         -          20.41%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Executive Benefit VUL

                                                  At December 31,         For the periods ended December 31,
                                             --------------------------   ----------------------------------
                                                                  Net     Investment
                                              Units     Unit    Assets      Income     Expense       Total
                                             (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
                                             ------- ---------- -------   ------------ ----------  ----------

Phoenix-Van Kampen Comstock Series
   2008                                         -          -        -           -         -              -
   2007                                         -          -        -           -         -              -
   2006                                         -          -        -       0.88%         -         16.23%
   2005                                        0+       3.14      0++       0.56%         -          5.43%
   2004                                         6       2.98       17       0.77%         -         12.92%
Phoenix-Van Kampen Equity 500 Index Series
   2008                                         -          -        -           -         -              -
   2007                                         -          -        -           -         -              -
   2006                                         -          -        -           -         -          9.81%
   2005                                        0+       2.56      0++       0.63%         -          3.69%
   2004                                        14       2.47       34       1.50%         -          9.84%
Templeton Developing Markets Securities Fund - Class 2
   2008                                         -          -        -           -         -              -
   2007                                         -          -        -           -         -              -
   2006                                         -          -        -           -         -          9.63%
   2005                                        0+       5.49      0++       1.94%         -         27.43%
   2004                                         4       4.31       17       1.97%         -         24.71%
Templeton Foreign Securities Fund - Class 2
   2008                                         -          -        -           -         -              -
   2007                                         -          -        -           -         -              -
   2006                                         -          -        -           -         -              -
   2005                                         -          -        -           -         -              -
   2004                                         -          -        -           -         -          2.61%
Templeton Growth Securities Fund - Class 2
   2008                                         -          -        -           -         -              -
   2007                                         -          -        -           -         -              -
   2006                                         -          -        -           -         -          3.62%
   2005                                        0+       4.05      0++       1.60%         -          8.86%
   2004                                         9       3.72       34       1.23%         -         16.03%
Wanger International
   2008                                         -          -        -           -         -              -
   2007                                         -          -        -           -         -              -
   2006                                         -          -        -           -         -          9.14%
   2005                                        0+       3.67      0++       1.32%         -         21.53%
   2004                                        17       3.02       52       0.84%         -         30.27%

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 5--Financial Highlights (Continued)

Executive Benefit VUL

                    At December 31,         For the periods ended December 31,
               --------------------------   ----------------------------------
                                    Net     Investment
                Units     Unit    Assets      Income     Expense       Total
               (000's) Fair Value (000's)   Ratio /1/    Ratio /2/   Return /3/
               ------- ---------- -------   ------------ ----------  ----------

Wanger Select
   2008           -          -        -         -           -              -
   2007           -          -        -         -           -              -
   2006           -          -        -         -           -          5.74%
   2005          0+       5.55      0++         -           -         10.49%
   2004           7       5.02       34         -           -         19.31%
Wanger USA
   2008           -          -        -         -           -              -
   2007           -          -        -         -           -              -
   2006           -          -        -         -           -          5.42%
   2005          0+       5.48      0++         -           -         11.25%
   2004          21       4.93      102         -           -         18.33%

* Amount is less than 0.005%.

+ Amount is less than 500 units.

++ Amount is less than $500.

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2 /The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3 /The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

 /4 /From inception February 5, 2004
 to December 31, 2004.
 /5 /From inception May 28, 2004 to
 December 31, 2004.
 /6 /From inception March 17, 2005 to
 April 25, 2005.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 6--Policy Loans
Policy provisions allow policyowners to borrow up to 90%--100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account, as collateral for the outstanding loan. Transfers from the account are included as transfers for contract benefits and terminations in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

Note 7--Fees and Related Party Transactions
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account (see note 13).

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PLAC for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $323,935 and $310,824 respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

      Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $120.

      Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

      Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

      Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Fee and Administration Fee Charges

Phoenix will make deductions at a maximum rate of 0% of the contracts value for the mortality and expense risks and 0% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2008 and 2007 were $0 and $0, respectively. This expense is taken out as a reduction of unit values. In accordance with the terms of the contracts, other mortality and expense fee charges and administration fee charges may be taken out as transfers for contract benefits and terminations.

Note 8--Distribution of Net Income
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 9--Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PLAC intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 10--Manager of Managers Exemptive Order
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 11--Mixed and Shared Funding
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 12--Other
The insurance company affiliates of the Separate Account distribute our products through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. The insurance company affiliates of the Separate Account believe that our sales through these distributors depend on a variety of factors, such as the financial strength, the quality and pricing of the products and the support services we provide. In 2008, the largest individual distributor of life insurance was a subsidiary of State Farm Mutual Automobile Company ("State Farm"). The largest distributors of annuities in 2008 were State Farm and National Life Group. In 2008, State Farm accounted for approximately 27% of the total life insurance premiums. In 2008, State Farm accounted for approximately 68% and National Life Group accounted for approximately 14% of the annuity deposits. Since the relationship with State Farm began in mid-2001, it has generated $260 million in cumulative new total life premiums and $1.6 billion in annuity deposits. The distributors are generally free to sell products from a variety of providers. On March 3, 2009, State Farm informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products pending a re-evaluation of the relationship between the companies. On March 4, 2009, National Life Group informed the insurance company affiliates of the Separate Account that it intends to suspend the sale of the products.

The insurance company affiliates of the Separate Account may not be able to establish or maintain satisfactory relationships with State Farm, National Life Group or other distributors if the ratings, products or services are not competitive. Further, in light of the recent adverse economic and market developments, the access to, the reliability of, and service levels provided by the non-affiliated distribution intermediaries may be adversely affected. Accordingly, the business, sales, redemptions, revenues and profitability may be materially affected.

           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


Note 12--Other (Continued)
Effective May 1, 2008, the Board of Trustees of the Fund approved changes in subadvisor for the Capital Growth Series and the Small-Cap Growth Series. Effective September 15, 2008, Neuberger Berman Management, Inc. is the subadvisor for the Capital Growth Series, replacing Harris Investment Management, Inc. and the Small-Cap Growth Series (formerly Phoenix-Alger Small-Cap Growth Series), replacing Fred Alger Management, Inc.

Note 13--Spin-Off of Asset Management
At end of business December 31, 2008, Phoenix spun off the asset management segment of its business, Virtus Investment Partners, Inc. ("Virtus") and its subsidiaries, to Phoenix's shareholders. Virtus is now an independent publicly traded company. Virtus is the holding company for various asset management subsidiaries, including the Virtus Investment Advisers, Inc. (formerly Phoenix Investment Counsel, Inc.), the subadvisor to the Phoenix Growth & Income Series and Phoenix Strategic Allocation Series, and Duff & Phelps Investment Management Company, the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series.

As a result of this spin-off, PEPCO, a registered broker/dealer in securities, is no longer an affiliate of Phoenix. PEPCO operated as the principal underwriter and distributor for the Separate Account under a separate interim service agreement for the period January 1, 2009 to February 4, 2009. Effective February 5, 2009 the principal underwriter and distributor for the Separate Account became PFG Distribution Company, a subsidiary of Philadelphia Financial Group, Inc. (an affiliate of Phoenix). On February 5, 2009 PEPCO, under Virtus, changed its name to VP Distributors, Inc. and PFG Distribution Company changed its name to PEPCO.

Goodwin Capital Advisors, Inc., subadvisor to Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series, and the Phoenix Strategic Allocation Series, remained a subsidiary of Phoenix.

Note 14--Subsequent Events
On March 4, 2009, Fitch downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded the financial strength rating of the insurance company affiliates of the Separate Account to B++ from A and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed the financial strength rating of A and changed the rating outlook to negative from stable.

On March 10, 2009, Moody's Investor Services downgraded the financial strength rating of the insurance company affiliates of the Separate Account to Baa2 from Baa1. The outlook is negative. On February 19, 2009, Moody's Investor Service downgraded the financial strength rating to Baa1 from A3. The ratings remain on review for possible further downgrade as was previously announced on December 9, 2008.

On March 10, 2009, Standard & Poor's downgraded the financial strength rating of the insurance company affiliates of the Separate Account to BBB- from BBB and maintained it negative outlook. On March 2, 2009, Standard and Poor's downgraded the financial strength rating to BBB from BBB+. At the same time, Standard and Poor's removed the ratings from Credit Watch, where they had been placed with negative implications on February 10, 2009. The outlook is negative.

The actions by these rating agencies will likely have a material adverse effect on the future results. The insurance company affiliates are currently assessing the impact of these recent developments on their business prospects, operations and strategy.

[LOGO]

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life and Annuity Company and
Participants of Phoenix Life and Annuity Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account (as listed in the statements of assets and liabilities) at December 31, 2008, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP


Hartford, CT
March 27, 2009

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

--------------------------------------------------------------------------------



[LOGO]

Phoenix Life and Annuity Company
PO Box 22012
Albany, NY 12201-2012


Not insured by FDIC/NCUSIF or any federal government agency. No bank guarantee. Not a deposit. May lose value.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc. phoenixwm.com

OL4260 (C) 2009 The Phoenix Companies, Inc.  2-09




         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2008 AND 2007

                                TABLE OF CONTENTS

                                                                                                         PAGE
                                                                                                     -------------
Report of Independent Registered Public Accounting Firm............................................        F-3

Balance Sheet as of December 31, 2008 and 2007.....................................................        F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2008, 2007 and 2006.............................................        F-5

Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006.......................        F-6

Notes to Financial Statements......................................................................     F-7 - F-23

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, and changes in stockholder's equity, and statements of cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company (the Company) at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 15 to the financial statements, the Company had downgrades from two rating agencies.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for reinsurance of long duration insurance contracts effective April 1, 2008.


/s/ PricewaterhouseCoopers, LLP
Hartford, Connecticut
April 15, 2009

                        PHOENIX LIFE AND ANNUITY COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2008 AND 2007

                                                                                                  2008             2007
                                                                                             -------------    -------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................     $     32,085     $     32,197
Policy loans, at unpaid principal balances..............................................            1,779            1,200
                                                                                             -------------    -------------
TOTAL INVESTMENTS.......................................................................           33,864           33,397
Cash and cash equivalents...............................................................            3,033           10,491
Accrued investment income...............................................................              351              348
Due and uncollected premium.............................................................              206            2,837
Deferred policy acquisition costs.......................................................           11,332           12,573
Deferred income tax asset...............................................................            1,792               --
Reinsurance recoverables................................................................           46,133           39,296
Other assets............................................................................            3,285            2,644
Separate account assets.................................................................           10,667           16,190
                                                                                             -------------    -------------
TOTAL ASSETS............................................................................     $    110,663     $    117,776
                                                                                             =============    =============

LIABILITIES:
Policy liabilities and accruals.........................................................     $     70,998     $     71,601
Deferred income tax liability...........................................................               --              510
Other general account liabilities.......................................................            4,229            2,046
Separate account liabilities............................................................           10,667           16,190
                                                                                             -------------    -------------
TOTAL LIABILITIES.......................................................................           85,894           90,347
                                                                                             -------------    -------------

CONTINGENT LIABILITIES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding..................................................            2,500            2,500
Additional paid-in capital..............................................................           19,664           19,664
Retained earnings.......................................................................            4,719            5,554
Accumulated other comprehensive loss....................................................           (2,114)            (289)
                                                                                             -------------    -------------
TOTAL STOCKHOLDER'S EQUITY..............................................................           24,769           27,429
                                                                                             -------------    -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $    110,663     $    117,776
                                                                                             =============    =============



The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                 2008            2007             2006
                                                                            -------------    -------------    -------------
REVENUES:
Premiums...............................................................     $      2,626     $      1,938     $      2,586
Insurance and investment product fees..................................            1,892            1,548            1,487
Investment income, net of expenses.....................................            2,002            2,130            1,817
Net realized investment losses.........................................           (1,243)             (16)              --
                                                                            -------------    -------------    -------------
TOTAL REVENUES.........................................................            5,277            5,600            5,890
                                                                            -------------    -------------    -------------

BENEFITS AND EXPENSES:
Policy benefits........................................................            4,358            2,932            2,511
Policy acquisition cost amortization...................................            1,281            1,226            2,187
Other operating expenses...............................................              941              766              515
                                                                            -------------    -------------    -------------
TOTAL BENEFITS AND EXPENSES............................................            6,580            4,924            5,213
                                                                            -------------    -------------    -------------
Income (loss) before income taxes......................................           (1,303)             676              677
Applicable income tax expense (benefit)................................             (468)             221              235
                                                                            -------------    -------------    -------------
NET INCOME (LOSS)......................................................     $       (835)    $        455     $        442
                                                                            =============    =============    =============


COMPREHENSIVE INCOME:
NET INCOME (LOSS)......................................................     $       (835)    $        455     $        442
OTHER COMPREHENSIVE INCOME (LOSS)......................................           (1,825)             169             (213)
                                                                            -------------    -------------    -------------
COMPREHENSIVE INCOME (LOSS)............................................     $     (2,660)    $        624     $        229
                                                                            =============    =============    =============


STOCKHOLDER'S EQUITY, BEGINNING OF YEAR                                     $     27,429     $     26,805     $     26,576
                                                                            -------------    -------------    -------------
Net income (loss)......................................................             (835)             455              442
Other comprehensive income (loss)......................................           (1,825)             169             (213)
                                                                            -------------    -------------    -------------
Change in stockholder's equity.........................................           (2,660)             624              229
                                                                            -------------    -------------    -------------
STOCKHOLDER'S EQUITY, END OF YEAR......................................     $     24,769     $     27,429     $     26,805
                                                                            =============    =============    =============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                 2008            2007             2006
                                                                            -------------    -------------    -------------
OPERATING ACTIVITIES:
Net income (loss)......................................................     $       (835)    $        455     $        442
Net realized investment losses.........................................            1,243               16               --
Increase (decrease) in deferred income tax liability...................           (1,319)            (496)             584
Investment (gains) losses..............................................              (12)              10               10
Increase (decrease) in receivables.....................................           (4,206)            (164)          (4,040)
Decrease in deferred policy acquisition costs..........................            1,241            1,180            1,975
Increase (decrease) in policy liabilities and accruals.................             (603)           5,167            6,602
Net change in other assets and other liabilities.......................            1,539           (1,985)           1,284
                                                                            -------------    -------------    -------------
CASH FROM (FOR) OPERATING ACTIVITIES...................................           (2,952)           4,183            6,857
                                                                            -------------    -------------    -------------

INVESTING ACTIVITIES:
Debt security purchases................................................          (65,593)         (10,781)         (14,761)
Debt security sales....................................................           61,087           11,983           11,958
                                                                            -------------    -------------    -------------
CASH FROM (FOR) INVESTING ACTIVITIES...................................           (4,506)           1,202           (2,803)
                                                                            -------------    -------------    -------------

CHANGE IN CASH AND CASH EQUIVALENTS....................................           (7,458)           5,385            4,054
Cash and cash equivalents, beginning of year...........................           10,491            5,106            1,052
                                                                            -------------    -------------    -------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................     $      3,033     $     10,491     $      5,106
                                                                            =============    =============    =============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain prior year amounts to conform with the 2008 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt securities; and accruals for deferred income taxes and contingent liabilities.

ACCOUNTING CHANGE

Effective April 1, 2008, we changed our method of accounting for the cost certain of our of long duration reinsurance contracts accounted for in accordance with Statement of Financial Accounting Standards No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (SFAS 113). In conjunction with this change, we also changed our method of accounting for the impact of reinsurance costs on deferred acquisition costs. SFAS 113 requires us to amortize the estimated cost of reinsurance over the life of the underlying reinsured contracts. Under our previous method, we recognized reinsurance recoveries as part of the net cost of reinsurance and amortized this balance over the estimated lives of the underlying reinsured contracts in proportion to estimated gross profits (EGPs) consistent with the method used for amortizing deferred policy acquisition costs. Under the new method, reinsurance recoveries are recognized in the same period as the related reinsured claim. In conjunction with this change, we also changed our policy for determining EGPs relating to these contracts to include the effects of reinsurance, where previously these effects had not been included.

We adopted the new method because we believe that it better reflects the economics of the underlying reinsurance activity by better matching the reinsurance recovery with the insured loss that gave rise to that recovery. We also believe that the new method is consistent with management's intent in purchasing reinsurance, which is to protect the Company against large and unexpected claims. Comparative amounts from prior periods have been adjusted to apply the new method retrospectively in these financial statements. The following financial statement line items were affected by the change in accounting principle.

INCOME STATEMENT

                                                                         YEAR ENDED DECEMBER 31, 2008
                                                    ------------------------------------------------------------------------
($ IN THOUSANDS)                                     AS CALCULATED UNDER      AS CALCULATED UNDER
                                                        THE NEW METHOD         THE FORMER METHOD        EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Insurance and investment product fees                     $     1,892             $     1,863              $        29
Policy benefits                                                 4,358                   4,144                      214
Policy acquisition cost amortization                            1,281                   1,192                       89
Income tax benefit                                               (468)                   (372)                     (96)
Net loss                                                         (835)                   (657)                    (178)

                                                                         YEAR ENDED DECEMBER 31, 2007
                                                    ------------------------------------------------------------------------
($ IN THOUSANDS)                                     AS CALCULATED UNDER      AS CALCULATED UNDER
                                                        THE NEW METHOD         THE FORMER METHOD        EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Insurance and investment product fees                     $     1,548             $     1,567              $       (19)
Policy benefits                                                 2,932                   2,642                      290
Policy acquisition cost amortization                            1,226                   1,335                     (109)
Income tax expense                                                221                     291                      (70)
Net income                                                        455                     585                     (130)


                                                                         YEAR ENDED DECEMBER 31, 2006
                                                    ------------------------------------------------------------------------
($ IN THOUSANDS)                                     AS CALCULATED UNDER      AS CALCULATED UNDER
                                                        THE NEW METHOD         THE FORMER METHOD        EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Insurance and investment product fees                     $     1,487             $     1,323              $       164
Policy benefits                                                 2,511                   2,363                      148
Policy acquisition cost amortization                            2,187                   1,629                      558
Income tax (expense) benefit                                      235                     425                     (190)
Net income                                                        442                     794                     (352)

BALANCE SHEET

                                                                         YEAR ENDED DECEMBER 31, 2008
                                                    ------------------------------------------------------------------------
($ IN THOUSANDS)                                     AS CALCULATED UNDER      AS CALCULATED UNDER
                                                        THE NEW METHOD         THE FORMER METHOD        EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Deferred policy acquisition costs                         $    11,332             $    11,870              $      (538)
Deferred income tax asset                                       1,792                   1,436                      356
Policy liabilities and accruals                                70,998                  70,520                      478
Retained earnings                                               4,719                   5,379                     (660)

                                                                         YEAR ENDED DECEMBER 31, 2007
                                                    ------------------------------------------------------------------------
($ IN THOUSANDS)                                     AS CALCULATED UNDER      AS CALCULATED UNDER
                                                        THE NEW METHOD         THE FORMER METHOD        EFFECT OF CHANGE
                                                    -----------------------  ----------------------- -----------------------
Deferred policy acquisition costs                         $    12,573                 $13,022              $      (449)
Deferred income tax liability                                     510                     770                     (260)
Policy liabilities and accruals                                71,601                  71,308                      293
Retained earnings                                               5,554                   6,036                     (482)

                                      F-8

ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) No. EITF 99-20-1, which amends the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets" (EITF 99-20-1). The FSP revises EITF 99-20's impairment guidance to make it consistent with the requirements of SFAS No. 115 for determining whether an other-than-temporary impairment has occurred. The FSP is effective for these financial statements. Our adoption of the FSP had no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective January 1, 2008 with no material impact on our financial position and results of operations.

We adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. We did not recognize a cumulative effect adjustment as a result of the implementation and we have no unrecognized tax benefits recorded at December 31, 2008. See Note 9 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission (SEC) staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In May 2008, the FASB issued SFAS No. 163, "Accounting for Financial Guarantee Insurance Contracts, an Interpretation of FASB Statement No. 60" (SFAS 163). Financial guarantee insurance and reinsurance contracts are contracts issued by insurance enterprises that provide protection to the holder of a financial obligation from a financial loss in the event of a default. The new accounting standard applies to recognition and measurement of premium revenue and claim liabilities on such contracts and to related disclosures. SFAS 163 will be effective for us on January 1, 2009. We do not have financial guarantee insurance products and, accordingly, do not expect our adoption of SFAS 163 to have an effect on our financial position and results of operations.

In May 2008, the FASB issued SFAS No. 162, "The Hierarchy of Generally Accepted Accounting Principles" (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of GAAP-basis financial statements. The Standard is effective 60 days following SEC approval of the Public Company Accounting Oversight Board amendments to remove the hierarchy of generally accepted accounting principles from the auditing standards. SFAS 162 is not expected to have an impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

DEBT SECURITIES

We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments. We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income.

POLICY LOANS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits
(EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, and expenses and reinsurance costs and recoveries. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns, and expenses and reinsurance costs and recoveries.

In addition to our quarterly reviews, we complete a comprehensive assumption study during the fourth quarter of each year. Upon completion of an assumption study, we revise our assumptions to reflect our current best estimate, thereby changing our estimate of projected account values and the related EGPs in the deferred policy acquisition cost and unearned revenue amortization models as well as SOP 03-1 reserving models. The deferred policy acquisition cost asset, as well as the unearned revenue reserves and SOP 03-1 reserves are then adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking."

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be unlocked, or adjusted, to reflect such change. Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are primarily carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract holders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals include future benefit liabilities for certain life products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as no-lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o    the extent and the duration of the decline;

     o the reasons for the decline in value (credit event, interest related or market fluctuations);

     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

     o    the financial condition of and near term prospects of the issuer.

A debt security impairment is deemed other-than-temporary if:

     o we do not have the ability and intent to hold an investment until a forecasted recovery of fair value up to (or beyond) the cost of the investment which, in certain cases, may mean until maturity; or

     o it is probable that we will be unable to collect all amounts due according to the contractual terms of the debt security.

Impairments due to deterioration in credit that result in a conclusion that non-collection is probable are considered other-than-temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes that do not result in a conclusion that non-collection of contractual principal and interest is probable) may also result in a conclusion that an other-than-temporary impairment has occurred.

Further, in situations where the Company has asserted its ability and intent to hold a security to a forecasted recovery, but now no longer has the ability and intent to hold until recovery, an impairment should be considered other-than-temporary, even if collection of cash flows is probable. The determination of the impairment is made when the assertion to hold to recovery changes, not when the decision to sell is made.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

INCOME TAXES

We account for income taxes in accordance with SFAS No. 109, "Accounting for Income Taxes" (SFAS 109). Accordingly, we recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax basis, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances in accordance with SFAS 109's intraperiod allocation rules. We recognized interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.


3.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. Due to the recent downgrade of Scottish Re, we will continue to closely monitor the situation and will reassess the recoverability of the reinsurance recoverable during the interim reporting periods of 2009.

Our reinsurance program varies based on the type of risk, for example:

o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

DIRECT BUSINESS AND REINSURANCE:                                                      YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                      ------------------------------------------------------
                                                                           2008               2007                2006
                                                                      ---------------    ---------------     ---------------
Direct premiums..................................................     $       13,467     $       13,682      $       14,959
Premiums ceded to reinsurers.....................................            (10,841)           (11,744)            (12,373)
                                                                      ---------------    ---------------     ---------------
PREMIUMS.........................................................     $        2,626     $        1,938      $        2,586
                                                                      ===============    ===============     ===============

Direct policy benefits incurred..................................     $       20,669     $        3,349      $        8,287
Policy benefits ceded to reinsureds..............................            (18,495)            (2,926)             (7,388)
                                                                      ---------------    ---------------     ---------------
POLICY BENEFITS..................................................     $        2,174     $          423      $          899
                                                                      ===============    ===============     ===============

Direct life insurance in-force...................................     $    9,391,017     $    9,967,664      $   10,510,254
Life insurance in-force ceded to reinsurers......................         (8,345,502)        (8,841,136)         (9,316,118)
                                                                      ---------------    ---------------     ---------------
LIFE INSURANCE IN-FORCE..........................................     $    1,045,515     $    1,126,528      $    1,194,136
                                                                      ===============    ===============     ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $2,185 thousand, $2,509 thousand and $1,612 thousand, net of reinsurance, for the years ended December 31, 2008, 2007 and 2006, respectively.


4.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                        YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                      ------------------------------------------------------
                                                                           2008               2007                2006
                                                                      ---------------    ---------------     ---------------
Acquisition costs deferred.......................................     $           40     $          46       $          212
(Costs) benefit amortized to expense.............................             (1,281)            (1,226)             (2,187)
                                                                      ---------------    ---------------     ---------------
CHANGE IN DEFERRED POLICY ACQUISITION COSTS......................             (1,241)            (1,180)             (1,975)
Deferred policy acquisition costs, beginning of year.............             12,573             13,753              15,728
                                                                      ---------------    ---------------     ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...................     $       11,332     $       12,573      $       13,753
                                                                      ===============    ===============     ===============

The Company completes a study during the fourth quarter each year and, in 2008 and 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality, lapse and investment margins. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. In 2008, the deferred policy acquisition costs unlocking for universal life was driven largely by improved mortality. We also adjusted investment margins for universal life, consistent with recent experience. In 2006, the deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business. A similar study was performed in 2007 and, based on the results, the Company determined that "unlocking" of assumptions was not necessary.

5.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which ranged from 4.50% to 4.75% as of December 31, 2008, less administrative and mortality charges.


6.   INVESTING ACTIVITIES

DEBT SECURITIES

FAIR VALUE AND COST OF                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT DEBT SECURITIES:                           -----------------------------------------------------------------
($ IN THOUSANDS)                                                        2008                              2007
                                                           -------------------------------    ------------------------------
                                                            FAIR VALUE           COST          FAIR VALUE          COST
                                                           -------------     -------------    -------------    -------------
U.S. government and agency............................     $      8,512      $      7,650     $      7,285     $      7,134
State and political subdivision.......................              414               438              452              444
Corporate.............................................           16,419            19,119           21,180           21,802
Mortgage-backed.......................................            3,825             4,783            2,782            2,774
Other asset-backed....................................            2,915             3,347              498              487
                                                           -------------     -------------    -------------    -------------
DEBT SECURITIES.......................................     $     32,085      $     35,337     $     32,197     $     32,641
                                                           =============     =============    =============    =============

We owned no non-income producing debt securities at December 31, 2008 or 2007.

UNREALIZED GAINS AND LOSSES FROM                                                  AS OF DECEMBER 31,
GENERAL ACCOUNT DEBT SECURITIES:                          ------------------------------------------------------------------
($ IN THOUSANDS)                                                        2008                              2007
                                                          ---------------------------------  -------------------------------
                                                               GAINS             LOSSES           GAINS            LOSSES
                                                           -------------     -------------    -------------    -------------
U.S. government and agency............................     $        862      $         --     $        151     $         --
State and political subdivision.......................               --               (24)               8               --
Corporate.............................................              131            (2,831)             133             (755)
Mortgage-backed.......................................               34              (992)              14               (6)
Other asset-backed....................................               --              (432)              11               --
                                                           -------------     -------------    -------------    -------------
DEBT SECURITIES GAINS AND LOSSES......................     $      1,027      $     (4,279)    $        317     $       (761)
                                                           =============     =============    =============    =============
DEBT SECURITIES NET LOSSES............................                       $     (3,252)                     $       (444)
                                                                             =============                     =============
AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2008
DEBT AND EQUITY SECURITIES:                  -------------------------------------------------------------------------------
($ IN THOUSANDS)                                LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                             -------------------------   ------------------------   ------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES
U.S. government and agency...............    $       --    $       --    $       --   $       --    $       --   $       --
State and political subdivision..........           414           (24)           --           --           414          (24)
Corporate................................         5,403          (628)        7,911       (2,203)       13,314       (2,831)
Mortgage-backed..........................         1,945          (797)          579         (195)        2,524         (992)
Other asset-backed.......................         2,458          (346)          457          (86)        2,915         (432)
                                             -----------   -----------   -----------  -----------   -----------  -----------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $   10,220    $   (1,795)   $    8,947   $   (2,484)   $   19,167   $   (4,279)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS THAT ARE
  BELOW INVESTMENT GRADE.................    $       48    $      (10)   $      875   $     (443)   $      923   $     (453)
                                             ===========   ===========   ===========  ===========   ===========  ===========
AFTER OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..............................                  $   (1,168)                $   (1,614)                $   (2,782)
                                                           ===========                ===========                ===========

Unrealized losses of below investment grade debt securities with a fair value of less than 80% of the securities amortized cost totaled $412 thousand at December 31, 2008.

All of these securities are considered to be temporarily impaired at December 31, 2008 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2007
DEBT AND EQUITY SECURITIES:                  -------------------------------------------------------------------------------
($ IN THOUSANDS)                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             -------------------------   ------------------------   ------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -----------   -----------   -----------  -----------   -----------  -----------
DEBT SECURITIES
U.S. government and agency...............    $       --    $       --    $      375   $       --    $      375   $       --
Corporate................................           941           (28)       12,693         (727)       13,634         (755)
Mortgage-backed..........................           941            (6)           --           --           941           (6)
                                             -----------   -----------   -----------  -----------   -----------  -----------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $    1,882    $      (34)   $   13,068   $     (727)   $   14,950   $     (761)
                                             ===========   ===========   ===========  ===========   ===========  ===========

AMOUNTS THAT ARE
  BELOW INVESTMENT GRADE.................    $       --    $       --    $    1,059   $     (211)   $    1,059   $     (211)
                                             ===========   ===========   ===========  ===========   ===========  ===========
AFTER OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..............................                  $      (23)                $     (473)                $     (496)
                                                           ===========                ===========                ===========

Unrealized losses of below investment grade debt securities with a fair value of less than 80% of the securities amortized cost totaled $153 thousand at December 31, 2007. These have been at significant unrealized loss positions on a continuous basis for six months or less.

All of these securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------
                                                                                2008             2007             2006
                                                                            -------------    -------------    -------------
Debt securities........................................................     $      1,966     $      1,717     $      1,628
Cash and cash equivalents..............................................               80              441              228
Other income...........................................................               --               10               --
                                                                            -------------    -------------    -------------
Total investment income................................................            2,046            2,168            1,856
Investment expenses....................................................              (44)             (38)             (39)
                                                                            -------------    -------------    -------------
NET INVESTMENT INCOME..................................................     $      2,002     $      2,130     $      1,817
                                                                            =============    =============    =============

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                         YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------
                                                                                2008             2007             2006
                                                                            -------------    -------------    -------------
Debt security impairments..............................................     $       (865)    $         --     $         --
Debt security gains....................................................                8               --               --
Debt security losses...................................................             (386)             (16)              --
                                                                            -------------    -------------    -------------
NET REALIZED INVESTMENT LOSSES.........................................     $     (1,243)    $        (16)    $         --
                                                                            =============    =============    =============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                        YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------
                                                                                2008             2007             2006
                                                                            -------------    -------------    -------------
Net unrealized gains (losses) on debt securities.......................     $     (2,808)    $        260     $       (328)
Applicable income tax (expense) benefit................................              983              (91)             115
                                                                            -------------    -------------    -------------
NET UNREALIZED GAINS (LOSSES) INCLUDED IN
  OTHER COMPREHENSIVE INCOME...........................................     $     (1,825)    $        169     $       (213)
                                                                            =============    =============    =============

The maturities of general account debt securities, by contractual sinking fund payment and maturity, as of December 31, 2008 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell the obligations back to the issuers.

MATURITIES OF GENERAL ACCOUNT DEBT SECURITIES:                                                               MATURITIES AT
($ IN THOUSANDS)                                                                                               FAIR VALUE
                                                                                                              -------------
Due in one year or less...................................................................................    $      1,093
Due after one year through five years.....................................................................          13,533
Due after five years through ten years....................................................................          10,343
Due after ten years.......................................................................................           7,116
                                                                                                              -------------
TOTAL.....................................................................................................    $     32,085
                                                                                                              =============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                YEAR ENDED DECEMBER 31,
                                                                            -----------------------------------------------
($ IN THOUSANDS)                                                                2008             2007             2006
                                                                            -------------    -------------    -------------
Debt security purchases................................................     $    (65,014)    $    (10,656)    $    (14,256)
Policy loan advances, net..............................................             (579)            (125)            (505)
                                                                            -------------    -------------    -------------
INVESTMENT PURCHASES...................................................     $    (65,593)    $    (10,781)    $    (14,761)
                                                                            =============    =============    =============

Debt security sales....................................................     $     58,470     $     11,116     $     11,592
Debt security maturities and repayments................................            2,617              867              366
                                                                            -------------    -------------    -------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $     61,087     $     11,983     $     11,958
                                                                            =============    =============    =============

7.   SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.


8.   FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 6 to these financial statements. The fair value of policy loans at December 31, 2008 and 2007 is estimated to be equal to their carrying value at those dates.

SFAS No. 157, "Fair Value Measurements" (SFAS 157), defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

SFAS 157 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels, from highest to lowest, are defined as follows:

     o Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds, mortgage products and exchange-traded corporate debt.

     o Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include certain collateralized mortgage and debt obligations and certain high-yield debt securities.

o Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement. Securities classified within Level 3 include broker quoted investments, certain residual interests in securitizations and other less liquid securities. Most valuations that are based on brokers' prices are classified as Level 3 due to a lack of transparency in the process they use to develop prices.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table presents the financial instruments carried at fair value as of December 31, 2008, by SFAS 157 valuation hierarchy (as described above).

FAIR VALUES OF FINANCIAL INSTRUMENTS BY LEVEL:                                 AS OF DECEMBER 31, 2008
($ IN THOUSANDS)                                           ----------------------------------------------------------------
                                                              LEVEL 1           LEVEL 2          LEVEL 3          TOTAL
                                                           -------------     -------------    -------------   -------------
ASSETS
Available-for-sale debt securities....................     $      8,512      $     23,573     $         --    $     32,085
Separate account assets...............................           10,667                --               --          10,667
                                                           -------------     -------------    -------------   -------------
TOTAL ASSETS..........................................     $     19,179      $     23,573     $         --    $     42,752
                                                           =============     =============    =============   =============

We have an established process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models that use primarily market-based or independently-sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time.

SEPARATE ACCOUNTS

Separate account assets are primarily invested in mutual funds. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the equity security investments of the Company. Mutual funds are included in Level 1.


9.   INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                            YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                            -----------------------------------------------
                                                                                2008             2007             2006
                                                                            -------------    -------------    -------------
Current income taxes (benefit).........................................     $        851     $        717     $       (349)
Deferred income taxes (benefit)........................................           (1,319)            (496)             584
                                                                            -------------    -------------    -------------
INCOME TAXES APPLICABLE TO NET INCOME (LOSS)...........................             (468)             221              235
Deferred income taxes (benefit) applicable to
  other comprehensive income (loss)....................................             (983)              91             (115)
                                                                            -------------    -------------    -------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME (LOSS).................     $     (1,451)    $        312     $        120
                                                                            =============    =============    =============

INCOME TAXES PAID (RECOVERED)..........................................     $       (475)    $      1,669     $        233
                                                                            =============    =============    =============

RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                            YEAR ENDED DECEMBER 31,
                                                                            -----------------------------------------------
($ IN THOUSANDS)                                                                2008             2007             2006
                                                                            -------------    -------------    -------------
Income (loss) before income taxes......................................     $     (1,303)    $        676     $        677
                                                                            -------------    -------------    -------------
Income taxes at statutory rate of 35.0%................................             (456)             236              237
Benefit attributable to tax advantaged investment income...............              (10)             (12)              (2)
Other..................................................................               (2)              (3)              --
                                                                            -------------    -------------    -------------
APPLICABLE INCOME TAXES (BENEFIT)......................................     $       (468)    $        221     $        235
                                                                            =============    =============    =============
Effective income tax rates.............................................            35.9%            32.7%            34.7%
                                                                            =============    =============    =============

DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                   AS OF DECEMBER 31,
                                                                                            ------------------------------
($ IN THOUSANDS)                                                                                2008             2007
                                                                                            -------------    -------------
Deferred income tax assets:
Future policyholder benefits...........................................................     $        779     $      1,419
Unearned premiums......................................................................            1,544               --
Investments............................................................................            1,418              134
                                                                                            -------------    -------------
GROSS DEFERRED INCOME TAX ASSETS.......................................................            3,741            1,553
                                                                                            -------------    -------------
Deferred tax liabilities:
Deferred policy acquisition costs......................................................            1,768            1,897
Employee benefits......................................................................               38              105
Other..................................................................................              143               61
                                                                                            -------------    -------------
GROSS DEFERRED INCOME TAX LIABILITIES..................................................            1,949            2,063
                                                                                            -------------    -------------
NET DEFERRED INCOME TAX ASSET (LIABILITY)..............................................     $      1,792     $       (510)
                                                                                            =============    =============

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets recorded to the financial statements will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

We adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. We did not recognize a cumulative effect adjustment as a result of the implementation and we have no unrecognized tax benefits recorded at December 31, 2008.

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the unrecognized tax benefits that would have a significant impact on the financial position of the Company.

Our federal income tax returns are routinely audited by the IRS. During 2008, the IRS completed its examination of the 2004 and 2005 federal income tax returns. There is one issue, in the 2004 tax year, within the life insurance company tax group, which will proceed to the appeals level. The timing for resolution of this matter remains uncertain due to the nature of the appeals process. We do not believe that the appeals outcome will result in a material change in our financial position. Examinations have not yet commenced for tax years 2006 through 2007. We do not believe that the examination will result in a material change in our financial position. We are not currently under audit with any state taxing authorities.

We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense. The interest and penalties recorded during the 12-month periods ending December 31, 2008 and 2007 were not material. We did not require an accrual for the payment of interest and penalties as of December 31, 2008.

As of December 31, 2008, we had a current tax payable of $61 thousand.

10.  OTHER COMPREHENSIVE INCOME

Accumulated other comprehensive loss at December 31, 2008 and 2007 was comprised solely of unrealized losses on investments of $2,114 thousand and $289 thousand, respectively. These amounts are net of applicable deferred income tax benefits of $1,138 thousand and $155 thousand at December 31, 2008 and 2007, respectively.


11.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but also to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


12.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are domiciled in the State of Connecticut and are required to file, with state regulatory authorities, annual statements prepared on an accounting basis prescribed or permitted by such authorities.

As of December 31, 2008, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

     o    policy acquisition costs are expensed when incurred;

     o    impairments on investments are based on different assumptions;

     o    surplus notes are included in surplus rather than debt;

     o    life insurance reserves are based on different assumptions; and

     o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus are not recorded.

The State of Connecticut Insurance Department (the "Department") has adopted the National Association of Insurance Commissioners' (the NAIC's) Accounting Practices and Procedures manual effective January 1, 2001 (NAIC SAP) as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2008, 2007 and 2006, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred income tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 325% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2008 and 2007.

STATUTORY FINANCIAL DATA FOR PHOENIX LIFE AND ANNUITY COMPANY:                  AS OF OR FOR THE YEAR ENDED DECEMBER 31,
                                                                            -----------------------------------------------
($ IN THOUSANDS)                                                                2008             2007             2006
                                                                            -------------    -------------    -------------
Statutory capital and surplus..........................................     $     20,494     $     20,059     $     17,598
Asset valuation reserve................................................               --              154              118
                                                                            -------------    -------------    -------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $     20,494     $     20,213     $     17,716
                                                                            =============    =============   ==============
STATUTORY GAIN FROM OPERATIONS.........................................     $        746     $      2,132     $      3,102
                                                                            =============    =============   ==============
STATUTORY NET INCOME...................................................     $         74     $      2,125     $      3,102
                                                                            =============    =============    =============

The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut-domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2009 without prior approval.


13.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed by us through a cost allocation process. The expenses allocated to us or paid by Phoenix Life on our behalf were $3,145 thousand, $2,765 thousand and $2,089 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. Amounts payable to Phoenix Life were $206 thousand and $356 thousand as of December 31, 2008 and 2007, respectively.

Goodwin Capital Advisers, Inc. (Goodwin), an indirect wholly-owned subsidiary of The Phoenix Companies, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $43 thousand, $38 thousand and $36 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. There were no amounts payable to Goodwin as of December 31, 2008 and 2007, respectively.

Effective in 2009, Phoenix Equity Planning Corporation (PEPCO), an indirect wholly-owned subsidiary of The Phoenix Companies, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, WS Griffith Securities, Inc. (Griffith), as well as other outside broker dealers who are licensed to sell our contracts. Prior to December 31, 2008, a subsidiary of Virtus Investment Partners, Inc., a former affiliate, served as the principal underwriter of our variable life and annuity contracts. During the years ended December 31, 2008, 2007 and 2006, we incurred commissions for contracts underwritten by the former affiliate of $0.6 million, $0.1 million and $0.1 million, respectively, for contracts underwritten by PEPCO. Amounts payable to PEPCO were $0 thousand and $1 thousand as of December 31, 2008 and 2007, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. We reimbursed Phoenix Life for commissions paid on our behalf of $0.4 million, $0.5 million and $0.5 million for the years ended December 31, 2008, 2007 and 2006, respectively. Commission amounts payable to Phoenix Life were $13 thousand and $18 thousand as of December 31, 2008 and 2007, respectively.

Phoenix Life and PHL Variable Life Insurance Company (PHL Variable) provide premium processing services on our behalf, wherein they receive premium payments on our life and annuity contracts and then forward them to us. At December 31, 2008 and 2007, we had premiums due from Phoenix Life of $0 thousand and $49 thousand, respectively. At December 31, 2008, we had premiums due to PHL Variable of $2,535 thousand. At December 31, 2007 we had premiums due from PHL Variable of $466 thousand. We do not pay any fees for this service.


14.  CONTINGENT LIABILITIES

LITIGATION AND ARBITRATION

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

REGULATORY MATTERS

State regulatory bodies, the Securities and Exchange Commission (SEC), the Financial Industry Regulatory Authority (FINRA), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

Regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

15.  SUBSEQUENT EVENTS

On March 4, 2009, Fitch downgraded our financial strength rating to BBB+ from A and placed the rating on Rating Watch Negative.

On March 10, 2009, A.M. Best Company, Inc. downgraded our financial strength rating to B++ from A- and maintained its negative outlook. On January 15, 2009, A.M Best Company, Inc. affirmed our financial strength rating of A- and changed our outlook to negative from stable.

The actions by these rating agencies will likely have a material adverse effect on our future results. We are currently assessing the impact of these recent developments on our business prospects, operations and strategy.

On March 23, 2009, Dona D. Young announced her retirement from The Phoenix Companies, Inc. James D. Wehr, Senior Executive Vice President and Chief Investment Officer will replace her as President and Chief Executive Officer.

                                    Part C
                               Other Information

Item 26. Exhibits


(a) Board of Directors Resolution.

    Resolution of the Board of Directors of Depositor establishing the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") is incorporated herein by reference to the Registrant's Initial Registration Statement on Form S-6 (File No. 333-12989), filed via EDGAR on
    September 27, 1996.

(b) Custodian Agreements.


    Not applicable.


(c) Underwriting Contracts

   (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 on Form N-6 (File No. 333-12989), filed via EDGAR on April 30, 2004.

   (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of policies is incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 on Form N-6 (File No. 333-12989), filed via EDGAR on April 25, 2005.

(d) Contracts


    Version A:


   (1) Flex Edge Success--Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form S-6 (File No. 333-12989), filed via EDGAR on March 14, 1997.


    Version B:


   (1) Corporate Edge--Flexible Premium Variable Universal Life Insurance Policy Form Number V608 of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 333-12989), filed via EDGAR on October 29, 1999.

   (2) Variable Policy Exchange Option Rider, Form VR34 of the Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 333-12989), filed via EDGAR on October 29, 1999.

   (3) Flexible Term Insurance Rider, Form VR36 of the Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 333-12989), filed via EDGAR on October 29, 1999.

   (4) Cash Surrender Value Enhancement Benefit Rider, Form VR43 of the Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-6 (File No. 333-12989), filed via EDGAR on April 25, 2005.


    Version C:


   (1) Executive Benefit-VUL--Flexible Premium Variable Universal Life Insurance Policy Form Number V606 of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 333-12989), filed via EDGAR on October 29, 1999.

   (2) Variable Policy Exchange Option Rider, Form VR34 of the Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 333-12989), filed via EDGAR on October 29, 1999.

   (3) Flexible Term Insurance Rider, Form VR36 of the Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File No. 333-12989), filed via EDGAR on October 29, 1999.

   (4) Cash Surrender Value Enhancement Benefit Rider, Form VR43 of the Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-6 (File No. 333-12989), filed via EDGAR on April 25, 2005.


(e) Applications

    Version A:


   (1) Form of application for Flex Edge Success is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Initial Registration Statement on Form S-6 (File No. 333-12989), filed via EDGAR on March 14, 1997.

    Version B:


    Form of application for Corporate Edge is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File
    No. 333-12989), filed via EDGAR on October 29, 1999.


    Version C:


    Form of application for Executive Benefit-VUL is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form S-6 (File
    No. 333-12989), filed via EDGAR on October 29, 1999.


(f) Depositor's Certificate of Incorporation and Bylaws.


    Certificate of Redomestication and Amended and Restated Certificate of Incorporation, effective May 9, 1996, filed April 21, 1997 with the Secretary of State of Connecticut is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Initial Registration Statement on Form S-6 (File No. 333-12989), filed via EDGAR on November 4, 1997.

    Bylaws of Phoenix Life and Annuity Company, dated April 1, 1996, are incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-12989), filed via EDGAR on April 29, 1998.


(g) Reinsurance Contracts.

    Not applicable.

(h) Participation Agreements.


   (1) Fund Participation Agreement dated July 15, 1999 among Phoenix Life and Annuity Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989), filed via EDGAR on April 30, 2002.

  (2) (a) Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, BT Insurance Funds Trust and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989), filed via EDGAR on April 30, 2002.

      (b) Amendment No. 1 dated April 20, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust) and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File
          No. 333-12989), filed via EDGAR on April 30, 2002.

      (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989), filed via EDGAR on April 30, 2002.

      (d) Amendment No. 3 to the Fund Participation Agreement dated February 1, 2008 by and among Phoenix Life and Annuity Company, DWS Investments VIT Funds and Deutsche Investment Management Americas Inc. is incorporated by reference to Registrant's Post Effective Amendment No. 18 on Form N-6 (File No. 333-12989), filed via EDGAR on May 1, 2008.

   (3) Participation Agreement dated May 1, 2006 among Phoenix Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management Inc. is incorporated by reference to Registrant's Post-Effective Amendment
       No. 16 on Form N-6 (File No. 333-12989), filed via EDGAR on April 26,
       2007.

   (4) Participation Agreement dated June 1, 2000 among Phoenix Life and Annuity Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989), filed via EDGAR on April 30, 2002.

   (5) Participation Agreement dated June 1, 2000 among Variable Insurance Products Fund, II and III, Fidelity Distributors Corporation and Phoenix Life and Annuity Company is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989), filed via EDGAR on April 30, 2002.

       (i) Amendment and Assignment dated as of June 6, 2007 between Variable Insurance Products Fund I, Variable Insurance Products Fund II, Fidelity Distributors Corporation and Phoenix Life and Annuity Corporation to the Participation Agreement dated June 1, 2000 is filed herewith.

   (6) Participation Agreement dated March 29, 2001 among Phoenix Life and Annuity Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File
       No. 333-12989), filed via EDGAR on April 30, 2002.

   (7) Form of Participation Agreement between Phoenix Life and Annuity Company and Wanger Advisors Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-6 (File No. 333-12989), filed via EDGAR on May 1, 2003.

   (8) Form of Participation Agreement between Phoenix Life and Annuity Company and Franklin Templeton Distributors is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-6 (File
       No. 333-12989), filed via EDGAR on May 1, 2003.

   (9) Form of participation Agreement dated May 30, 2003 among Phoenix Life and Annuity Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-6 (File No. 333-12989), filed via EDGAR on April 30, 2004.

  (10) Participation Agreement dated April 14, 2005 among Phoenix Life and Annuity Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-6 (File No. 333-12989), filed via EDGAR on May 1, 2006.

 (11) (a) Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989), filed via EDGAR on April 26, 2007.

      (b) Amendment No. 1 to Amended and Restated Participation Agreement dated March 1, 2008, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

  (12) Fund Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

  (13) Form of Participation Agreement dated April 25, 2005 among Phoenix Life and Annuity Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-6 (File No. 333-12989), filed via EDGAR on May 1, 2006.

  (14) Participation Agreement dated May 1, 2006 among Phoenix Life and Annuity Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989), filed via EDGAR on April 26, 2007.

 (15) (a) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-6 (File No. 333-12989), filed via EDGAR on April 26, 2007.

      (b) Amendment No. 1 to Participation Agreement among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

  (16) Participation Agreement dated September 7, 2007 among Phoenix Life and Annuity Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-4 (File No. 333-12989), filed via EDGAR on September 7, 2007.

 (17) (a) Participation Agreement dated February 1, 2008 among Phoenix Life and Annuity Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-6 (File No. 333-12989), filed via EDGAR on May 1, 2008.

      (b) Consent to Assignment of Participation Agreement effective February 1, 2008 between Summit Mutual Funds, Inc., Ameritas Investment Corp., Phoenix Life and Annuity Company and Phoenix Equity Planning Corporation is filed herewith.

(i) Administrative Contracts.

   (1) Service Agreement dated January 1, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-6 (File
       No. 333-12989), filed via EDGAR filing on April 30, 2004.

   (2) First Amendment dated November 11, 2003 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-6 (File No. 333-12989), filed via EDGAR on April 30, 2004.

   (3) Second Amendment dated February 27, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-6 (File No 333-12989), filed via EDGAR on April 25, 2005.

   (4) Consent to Assignment of Administrative Services Agreement effective February 1, 2008 between Phoenix Life and Annuity Company and Summit Investment Partners, Inc. is filed herewith.

   (4) Third Amendment dated November 15, 2004 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-6 (File No. 333-12989), filed via EDGAR on April 25, 2005.

   (5) Fourth Amendment dated November 13, 2005 to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-6 (File No. 333-12989), filed via EDGAR on April 28, 2006.

   (6) Fifth Amendment dated November 13, 2007 to Service Agreement by and among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-149105), filed via EDGAR on July 11, 2008.

(j) Other Material Contracts.

   (1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life and Annuity Company and PFPC, INC. is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-4 (File No. 333-12989), filed via EDGAR on September 7, 2007.

   (2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life and Annuity Company and PFPC, INC. is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-4 (File No. 333-12989), filed via EDGAR on September 7, 2007.

   (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust, and, The Universal Institutional Funds are incorporated by reference to Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

   (4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

   (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
       No. 333-123040), filed via EDGAR on April 30, 2008.

(k) Legal Opinion.


   (1) Opinion and Consent of Counsel of Michele Drummey, Esq. is filed herewith.


(l) Actuarial Opinion.

    Not applicable.

(m) Calculation.

    Not applicable.


(n) Other Opinions.

   (1) Consent of Independent Registered Public Accounting Firm is filed herewith.

   (2) Powers of Attorney are filed herewith.


(o) Omitted Financial Statements.

    Not applicable

(p) Initial Capital Agreements.

    Not applicable.

(q) Redeemability Exemption.

    Not applicable.

Item 27. Directors and Officers of the Depositor.


 Name                                   Position
 ----                                   -------------------------------------
 Philip K. Polkinghorn                  Director and President

 John H. Beers                          Vice President, Secretary and Chief
                                        Compliance Officer

 Zafar Rashid                           Senior Vice President

 Tracy L. Rich                          Executive Vice President and
                                        Assistant Secretary

 James D. Wehr                          Executive Vice President and Chief
                                        Investment Officer

 David R. Pellerin                      Senior Vice President and Chief
                                        Accounting Officer

 Peter A. Hofmann                       Director, Senior Executive Vice
                                        President and Chief Financial Officer
                                        and Treasurer



The business address of these individuals is One American Row, Hartford, CT 06102-5056.


Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant


   The Phoenix Companies, Inc. (100%) Delaware
       Phoenix Distribution Holding Company (100%) Connecticut
       Phoenix Investment Management Company (100%) Connecticut
       Goodwin Capital Advisers, Inc. (100%) New York
       Phoenix Life Insurance Company (100%) New York
          Phoenix Foundation (0%) Connecticut
          Next Generation Ventures LLC (50%) Connecticut
          Phoenix Life Separate Account B (100%) New York
          Phoenix Life Separate Account C (100%) New York
          Phoenix Life Separate Account D (100%) New York
          Phoenix Life Variable Accumulation Account (100%) New York
          Phoenix Life Variable Universal Life Account (100%) New York
          PM Holdings, Inc. (100%) Connecticut
              American Phoenix Life and Reassurance Company (100%) Connecticut Phoenix Life and Reassurance Company of New York (100%) New York PFG Holdings, Inc. (100%) Pennsylvania
                 AGL Life Assurance Company (100%) Pennsylvania
                 Phoenix Equity Planning Corporation (100%) Delaware Philadelphia Financial Group, Inc. (100%) Delaware
              PHL Variable Insurance Company (100%) Connecticut
                 PHL Variable Accumulation Account (100%) Connecticut
                 PHL Variable Accumulation Account II (100%) Connecticut
                 PHL Variable Accumulation Account III (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut
                 PHL Variable Separate Account MVA1 (100%) Connecticut
              Phoenix Founders, Inc. (100%) Connecticut
              Phoenix International Capital Corporation (100%) Connecticut
                 Practicare, Inc. (100%) Delaware
              Phoenix Life and Annuity Company (100%) Connecticut
                 Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut
              Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
              PML International Insurance Limited (100%) Bermuda
          The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut
       Phoenix Life Solutions, Inc (100%) Delaware

      The only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHL Variable Accumulation Account III, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1 and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.


Item 29. Indemnification


Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."


Article V, Section 5.01, of the Bylaws of the Depositor (effective April 1,
1996) provides that: "Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer. The Company may, but shall not be obligated to maintain insurance at its expense to protect itself and any such person against any such liability cost or expense."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters.

   Phoenix Equity Planning Corporation ("PEPCO")

   (a) PEPCO serves as the principal underwriter for the following entities:


    The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


   (b) Directors and Executive Officers of PEPCO




 Name                                                 Position
 ----                                   -------------------------------------
 Joseph A. Fillip, Jr.*                 Vice President, General Counsel and
                                        Assistant Secretary

 John K. Hillman*                       Director, Vice President

 Kent C. Keim*                          Vice President and Treasurer

 Todd R. Miller*                        Vice President, Controller and Chief
                                        Financial Officer

 Susan M. Oberlies*                     Director, President, Corporate
                                        Counsel, Co-Chief Compliance Officer
                                        and Secretary

 Philip K. Polkinghorn**                Director

 Katherine E. Storch**                  Co-Chief Compliance Officer



* The business address of this individual is 610 West Germantown Pike, Suite 460, Plymouth Meeting, PA 19462.

** The business address of this individual is One American Row, Hartford, CT
   06102-5056.


   (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 31. Location of Accounts and Records.


The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life and Annuity Company located at One American Row, Hartford, CT 06102-5056.


Item 32. Management Services.

Not applicable.

Item 33. Fee Representation.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 19 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 19 to Registration Statement No. 333-12989 to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on this 23rd day of April, 2009.



                                        Phoenix Life and Annuity Company

                                        By:
                                             -----------------------------------
                                             .   Philip K. Polkinghorn
                                             .   President

                                        Phoenix Life and Annuity Variable
                                        Universal Life Account

                                        By:
                                             -----------------------------------
                                             .   Philip K. Polkinghorn
                                             .   President



By:  /s/ Kathleen A. McGah
     --------------------------
     * Kathleen A. McGah, as
     Attorney-in-Fact pursuant
     to Power of Attorney.


As required by the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed by the following persons in the capacities indicated on April 23, 2009.



       Signature                     Title
------------------------ -----------------------------

------------------------ Director and Chief Financial
*Peter A. Hofmann        Officer

------------------------ Chief Accounting Officer
* David R. Pellerin

------------------------ Director and President
* Philip K. Polkinghorn



By:  /s/ Kathleen A. McGah
     --------------------------
     * Kathleen A. McGah, as
     Attorney-in-Fact pursuant
     to Power of Attorney.

                                 Exhibit Index





Exhibit 26(h)(5)(i)  Amendment and Assignment dated as of June 6, 2007 between Variable Insurance Products Fund I, Variable
                     Insurance Products Fund II, Fidelity Distributors
                     Corporation and Phoenix Life and Annuity Corporation to the Participation Agreement dated June 1, 2000

Exhibit 26(k)        Opinion and Consent of Counsel

Exhibit 26(n)(1)     Consent of Independent Registered Public Accounting Firm

Exhibit 26(n)(2)     Powers of Attorney

Exhibit 26(h)(17)(b) Consent to Assignment of Participation Agreement
                     effective February 1, 2008 between Summit Mutual Funds,
                     Inc., Ameritas Investment Corp., Phoenix Life and
                     Annuity Company and Phoenix Equity Planning Corporation.

Exhibit 26(i)(4)     Consent to Assignment of Administrative Services
                     Agreement effective February 1, 2008 between Phoenix
                     Life and Annuity Company and Summit Investment Partners,
                     Inc.